Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.07%
Broadline Retail-8.28%
PDD Holdings, Inc., ADR (China)(b)(c)	389,119	$ 50,153,548
Capital Markets-0.52%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	211,000	3,121,330
Consumer Staples Distribution & Retail-0.11%
Dada Nexus Ltd., ADR (China)(b)(c)	503,893	665,139
Electrical Equipment-0.98%
China XD Electric Co. Ltd., A Shares (China)	2,013,401	1,994,721
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	414,718	1,149,404
Sieyuan Electric Co. Ltd., A Shares (China)	303,920	2,793,589
		5,937,714
Electronic Equipment, Instruments & Components-13.80%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	325,456	1,678,832
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	81,486	459,011
BOE Technology Group Co. Ltd., A Shares (China)	14,517,974	7,914,822
BOE Technology Group Co. Ltd., B Shares (China)	3,888,260	1,269,209
Chaozhou Three-Circle (Group) Co. Ltd., A Shares (China)	752,990	3,412,239
China Zhenhua (Group) Science & Technology Co. Ltd., A Shares (China)	217,659	1,222,159
Everdisplay Optronics (Shanghai) Co. Ltd., A Shares (China)(b)	4,478,800	1,258,046
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	275,460	1,132,782
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	639,100	1,078,866
Huagong Tech Co. Ltd., A Shares (China)	394,900	1,583,523
IRICO Display Devices Co. Ltd. (China)(b)	1,409,400	1,269,563
Kingboard Laminates Holdings Ltd. (China)(c)	5,857,205	5,270,885
Lens Technology Co. Ltd., A Shares (China)	1,957,400	4,834,558
Leyard Optoelectronic Co. Ltd., A Shares (China)	993,500	599,368
Lingyi iTech Guangdong Co., A Shares (China)	2,752,700	2,742,397
Maxscend Microelectronics Co. Ltd., A Shares (China)	187,346	1,999,951
Raytron Technology Co. Ltd., A Shares (China)	175,571	669,531
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares (China)	74,126	1,502,510
Shengyi Technology Co. Ltd., A Shares (China)	926,119	2,505,258
Shennan Circuits Co. Ltd., A Shares (China)	72,764	1,114,257
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)(b)	472,980	779,459
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	381,475	476,642
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	612,917	1,220,398
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	138,820	499,226
Sunny Optical Technology Group Co. Ltd. (China)	3,646,785	20,493,326
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
TCL Technology Group Corp., A Shares (China)	7,376,710	$ 4,001,177
Tianma Microelectronics Co. Ltd., A Shares (China)(b)	906,552	895,633
Tunghsu Optoelectronic Technology Co. Ltd., A Shares (China)(b)	2,101,000	177,335
Unisplendour Corp. Ltd., A Shares (China)	521,458	1,670,357
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	327,500	730,492
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	751,110	3,479,589
Xiamen Faratronic Co. Ltd., A Shares (China)	88,400	1,059,887
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	546,370	1,378,201
Zhejiang Dahua Technology Co. Ltd., A Shares (China)	1,294,200	2,686,158
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	156,500	500,225
		83,565,872
Entertainment-6.32%
Bilibili, Inc., Z Shares (China)(b)(c)	1,591,099	24,868,559
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	272,700	391,671
Kingsoft Corp. Ltd. (China)	4,585,651	13,002,070
		38,262,300
Hotels, Restaurants & Leisure-9.08%
Meituan, B Shares (China)(b)(d)	3,509,780	49,106,369
TravelSky Technology Ltd., H Shares (China)(c)	5,232,789	5,901,289
		55,007,658
Interactive Media & Services-25.59%
Autohome, Inc., ADR (China)	336,783	8,399,368
Baidu, Inc., A Shares (China)(b)	3,845,382	43,169,483
JOYY, Inc., ADR (China)(c)	157,510	5,243,508
Kuaishou Technology (China)(b)(d)	5,925,825	33,224,672
Tencent Holdings Ltd. (China)	1,324,935	61,430,038
Visual China Group Co. Ltd., A Shares (China)	215,400	346,330
Weibo Corp., ADR (China)(c)	410,315	3,167,632
		154,981,031
IT Services-2.15%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	706,000	807,884
China TransInfo Technology Co. Ltd., A Shares (China)	398,971	484,702
DHC Software Co. Ltd., A Shares (China)	1,259,200	806,705
Digital China Information Service Co. Ltd., A Shares (China)	232,700	286,244
GDS Holdings Ltd., A Shares (China)(b)(c)	3,865,083	5,274,166
iSoftStone Information Technology (Group) Co. Ltd., A Shares (China)	374,200	1,783,741
Kingsoft Cloud Holdings Ltd., H shares (China)(b)(c)	8,841,766	1,595,864
Taiji Computer Corp. Ltd., A Shares (China)	244,873	567,199
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
IT Services-(continued)
Wangsu Science & Technology Co. Ltd., A Shares (China)	958,745	$ 1,001,588
Wonders Information Co. Ltd., A Shares (China)(b)	567,000	444,057
		13,052,150
Media-1.46%
China Literature Ltd. (China)(b)(c)(d)	2,250,197	7,301,906
NanJi E-Commerce Co. Ltd., A Shares (China)	964,368	364,288
People.cn Co. Ltd., A Shares (China)	434,300	1,189,254
		8,855,448
Semiconductors & Semiconductor Equipment-17.96%
3Peak, Inc., A Shares (China)(b)	52,315	650,911
ACM Research (Shanghai), Inc., A Shares (China)	92,800	1,165,931
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)	243,249	5,291,058
All Winner Technology Co. Ltd., A Shares (China)	212,553	724,975
Amlogic Shanghai Co. Ltd., A Shares (China)	164,015	1,498,524
ASR Microelectronics Co. Ltd., A Shares (China)(b)	164,000	858,458
Bestechnic (Shanghai) Co. Ltd. (China)	47,400	1,128,030
Cambricon Technologies Corp. Ltd. (China)(b)	163,200	5,962,957
China Resources Microelectronics Ltd., A Shares (China)	380,673	2,094,293
GalaxyCore, Inc., A Shares (China)	1,021,600	1,700,535
GigaDevice Semiconductor, Inc., A Shares (China)(b)	262,064	3,117,768
Goke Microelectronics Co. Ltd., A Shares (China)	85,200	652,524
Guobo Electronics Co. Ltd., A Shares (China)	234,118	1,413,704
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	246,102	1,132,259
Hangzhou Lion Microelectronics Co. Ltd., A Shares (China)	265,712	865,111
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)(b)	653,700	1,949,237
Hoyuan Green Energy Co. Ltd., A Shares (China)	241,435	527,833
Hua Hong Semiconductor Ltd. (China)(c)(d)	3,326,766	8,815,163
Hwatsing Technology Co. Ltd., A Shares (China)	74,427	1,485,440
Hygon Information Technology Co. Ltd., A Shares (China)	913,022	10,043,552
Ingenic Semiconductor Co. Ltd., A Shares (China)	152,800	1,180,825
JCET Group Co. Ltd., A Shares (China)	702,600	3,246,112
Jiangsu Pacific Quartz Co. Ltd., A Shares (China)	190,250	750,517
Loongson Technology Corp. Ltd., A Shares (China)(b)	157,515	2,204,149
Montage Technology Co. Ltd., A Shares (China)	448,689	3,700,246
National Silicon Industry Group Co. Ltd., A Shares (China)	1,078,800	2,292,826
NAURA Technology Group Co. Ltd., A Shares (China)	208,457	9,881,953
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Piotech, Inc., A Shares (China)	85,511	$ 1,514,506
Rockchip Electronics Co. Ltd., A Shares (China)	59,908	513,198
Sanan Optoelectronics Co. Ltd., A Shares (China)	1,959,700	3,229,537
SG Micro Corp., A Shares (China)	183,620	2,002,097
Shanghai Awinic Technology Co. Ltd., A Shares (China)	90,800	590,252
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares (China)	113,017	518,714
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)(c)	1,593,433	2,431,352
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	179,800	1,561,639
Shenzhen SC New Energy Technology Corp., A Shares (China)	122,018	883,852
SICC Co. Ltd., A Shares (China)(b)	168,400	1,260,603
StarPower Semiconductor Ltd., A Shares (China)	83,880	1,057,575
Suzhou Novosense Microelectronics Co. Ltd., A Shares (China)(b)	45,400	655,962
Tianshui Huatian Technology Co. Ltd., A Shares (China)	1,258,900	1,506,768
TongFu Microelectronics Co. Ltd., A Shares (China)	595,800	1,875,516
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	333,859	2,490,875
Vanchip (Tianjin) Technology Co. Ltd., A Shares (China)	144,600	698,485
Verisilicon Microelectronics (Shanghai) Co. Ltd. (China)(b)	196,600	912,400
Will Semiconductor Co. Ltd., A Shares (China)	477,749	6,806,901
Wuxi Autowell Technology Co. Ltd., A Shares (China)	94,087	510,334
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	213,245	1,274,681
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	514,600	2,127,597
		108,757,735
Software-11.55%
360 Security Technology, Inc., A Shares (China)	2,806,600	2,904,832
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)(b)	283,900	678,810
Beijing Kingsoft Office Software, Inc., A Shares (China)	181,436	5,288,144
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)(b)	452,600	398,300
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	1,072,125	830,754
China National Software & Service Co. Ltd., A Shares (China)(b)	337,530	1,443,145
Empyrean Technology Co. Ltd., A Shares (China)	102,885	1,120,950
Hundsun Technologies, Inc., A Shares (China)	744,025	1,886,045
Iflytek Co. Ltd., A Shares (China)	909,550	4,998,904
Kingdee International Software Group Co. Ltd. (China)(b)	16,199,237	13,001,692

See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Software-(continued)
Longshine Technology Group Co. Ltd., A Shares (China)	426,367	$ 512,085
Neusoft Corp., A Shares (China)	476,700	542,196
Newland Digital Technology Co. Ltd., A Shares (China)	405,600	748,674
NSFOCUS Technologies Group Co. Ltd., A Shares (China)(b)	291,600	210,215
Qi An Xin Technology Group, Inc. (China)(b)	269,400	900,603
Sangfor Technologies, Inc., A Shares (China)	58,514	400,292
SenseTime Group, Inc., B Shares (China)(b)(c)(d)	118,202,475	18,308,371
Shanghai Baosight Software Co. Ltd., A Shares (China)	520,620	2,315,291
Shanghai Baosight Software Co. Ltd., B Shares (China)	4,061,890	6,645,252
Shanghai Stonehill Technology Co. Ltd., A Shares (China)	2,248,700	762,319
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	277,700	345,057
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	371,400	509,791
Sinosoft Co. Ltd., A Shares (China)	116,748	277,531
Thunder Software Technology Co. Ltd., A Shares (China)	161,287	1,012,751
Topsec Technologies Group, Inc., A Shares (China)(b)	463,500	306,561
Tuya, Inc., ADR (China)(b)	1,197,162	1,795,743
Yonyou Network Technology Co. Ltd., A Shares (China)(b)	1,342,804	1,779,988
		69,924,296
Technology Hardware, Storage & Peripherals-2.04%
China Greatwall Technology Group Co. Ltd., A Shares (China)(b)	1,267,046	1,521,777
GRG Banking Equipment Co. Ltd., A Shares (China)	975,400	1,360,449
IEIT Systems Co. Ltd., A Shares (China)	578,258	2,981,285
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Legend Holdings Corp., H Shares (China)(b)(c)(d)	2,895,006	$ 2,064,156
Ninestar Corp., A Shares (China)(b)	556,250	2,078,900
Shenzhen Longsys Electronics Co. Ltd., A Shares (China)(b)	122,200	1,419,992
Tsinghua Tongfang Co. Ltd., A Shares (China)(b)	1,315,800	939,460
		12,366,019
Textiles, Apparel & Luxury Goods-0.09%
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares (China)(b)	627,800	555,087
Trading Companies & Distributors-0.14%
Beijing United Information Technology Co. Ltd., A Shares (China)	283,579	865,995
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $701,563,175)		606,071,322
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.51%
Invesco Private Government Fund, 5.30%(e)(f)(g)	19,278,007	19,278,007
Invesco Private Prime Fund, 5.48%(e)(f)(g)	50,445,843	50,460,977
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,738,984)		69,738,984
TOTAL INVESTMENTS IN SECURITIES-111.58% (Cost $771,302,159)		675,810,306
OTHER ASSETS LESS LIABILITIES-(11.58)%		(70,147,582)
NET ASSETS-100.00%		$605,662,724

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $118,820,637, which represented 19.62% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$89,879,990	$(89,879,990)	$-	$-	$-	$48,758
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2024
(Unaudited)
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,228,670	$157,035,765	$(144,986,428)	$-	$-	$19,278,007	$450,999*
Invesco Private Prime Fund	18,593,579	295,921,744	(264,069,871)	62	15,463	50,460,977	1,216,046*
Total	$25,822,249	$542,837,499	$(498,936,289)	$62	$15,463	$69,738,984	$1,715,803

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	100.07%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Australia-5.37%
CAR Group Ltd.	28,814	$ 655,722
Pro Medicus Ltd.	12,126	1,138,332
REA Group Ltd.(a)	24,438	3,265,330
Wesfarmers Ltd.	17,495	841,395
WiseTech Global Ltd.	17,897	1,110,942
		7,011,721
Belgium-0.77%
D’Ieteren Group(a)	4,397	1,010,598
Canada-15.21%
Bombardier, Inc., Class B(a)(b)	30,265	2,041,400
Cameco Corp.	13,854	630,197
Canadian Natural Resources Ltd.	39,188	1,390,565
Celestica, Inc.(b)	38,359	2,010,623
Constellation Software, Inc.	1,388	4,376,945
Dollarama, Inc.	29,445	2,758,744
Element Fleet Management Corp.	55,602	1,062,976
Fairfax Financial Holdings Ltd.	653	769,651
Stantec, Inc.	8,436	741,833
TFI International, Inc.	8,644	1,344,733
Thomson Reuters Corp.	4,697	760,761
TMX Group Ltd.	28,305	859,733
WSP Global, Inc.	6,766	1,123,251
		19,871,412
Denmark-3.88%
Novo Nordisk A/S, Class B	25,876	3,422,166
Ringkjoebing Landbobank A/S	9,272	1,643,061
		5,065,227
Finland-0.62%
Konecranes OYJ	11,584	809,138
France-5.04%
EssilorLuxottica S.A.	9,189	2,105,022
Hermes International S.C.A.	778	1,703,112
L’Oreal S.A.	1,745	756,534
Publicis Groupe S.A.	6,379	666,941
Rexel S.A.	25,522	649,560
Schneider Electric SE	2,907	701,012
		6,582,181
Germany-4.76%
Allianz SE	2,573	726,131
Deutsche Boerse AG	3,306	677,564
Hannover Rueck SE	4,958	1,232,353
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	1,847	910,580
Rheinmetall AG	2,998	1,634,397
SAP SE	4,892	1,032,365
		6,213,390
Greece-1.55%
National Bank of Greece S.A.	135,208	1,186,563
Piraeus Financial Holdings S.A.	199,115	840,304
		2,026,867
Ireland-1.47%
AIB Group PLC	150,804	864,881
Bank of Ireland Group PLC	93,143	1,055,776
		1,920,657
Italy-3.94%
Banco BPM S.p.A.	138,490	959,105
	Shares	Value
Italy-(continued)
BPER Banca S.p.A.(a)	152,440	$ 891,089
Leonardo S.p.A.	31,232	743,854
Prysmian S.p.A.	11,240	772,825
UniCredit S.p.A.	22,979	943,773
Unipol Gruppo S.p.A.	77,628	836,653
		5,147,299
Japan-8.98%
ASICS Corp.	66,300	1,090,605
Disco Corp.	2,145	705,116
Fujikura Ltd.	67,062	1,363,436
Fujitsu Ltd.	45,074	818,588
Hitachi Ltd.	34,580	755,676
Inpex Corp.	46,553	719,675
Isetan Mitsukoshi Holdings Ltd.	36,206	729,366
ITOCHU Corp.	28,920	1,495,975
Marubeni Corp.	39,142	744,156
Mitsubishi Corp.	34,893	729,121
Mitsubishi Heavy Industries Ltd.	85,651	1,041,747
Mitsui & Co. Ltd.	30,274	710,270
Tokio Marine Holdings, Inc.	20,717	829,176
		11,732,907
Netherlands-7.47%
Arcadis N.V.	12,194	870,219
ASM International N.V.	4,717	3,234,065
ASML Holding N.V.(a)	3,095	2,848,411
BE Semiconductor Industries N.V.	4,254	548,478
ING Groep N.V.	39,309	712,483
Wolters Kluwer N.V.	9,252	1,552,798
		9,766,454
Norway-1.22%
Kongsberg Gruppen ASA	15,853	1,588,997
Singapore-0.90%
Oversea-Chinese Banking Corp. Ltd.	106,468	1,182,005
South Korea-2.99%
Alteogen, Inc.(b)	6,457	1,477,360
DB Insurance Co. Ltd.	8,863	711,357
Hanmi Semiconductor Co. Ltd.	18,005	1,715,821
		3,904,538
Spain-0.59%
CaixaBank S.A.	131,443	766,075
Sweden-7.17%
Assa Abloy AB, Class B(a)	29,916	909,684
Atlas Copco AB, Class A	90,159	1,603,372
Hexagon AB, Class B(a)	189,840	1,930,708
Industrivarden AB, Class A	20,509	702,284
Investor AB, Class B	68,034	1,928,485
Saab AB, Class B(a)	32,300	744,694
Swedbank AB, Class A	72,793	1,548,556
		9,367,783
Switzerland-10.81%
ABB Ltd.	11,828	655,461
Flughafen Zureich AG	13,782	3,184,617
Novartis AG	6,322	708,006
Partners Group Holding AG	1,900	2,556,717
Schindler Holding AG, PC(a)	8,434	2,251,622
Siegfried Holding AG(b)	903	1,050,465
Swiss Life Holding AG(a)	2,001	1,531,694
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Switzerland-(continued)
VAT Group AG(c)	2,972	$ 1,486,591
Zurich Insurance Group AG	1,260	691,658
		14,116,831
United Kingdom-15.78%
3i Group PLC	50,686	2,036,444
Ashtead Group PLC	9,452	680,118
AstraZeneca PLC	5,369	852,924
BAE Systems PLC	38,760	645,716
Compass Group PLC	37,499	1,154,049
Diploma PLC	52,347	2,990,710
Halma PLC	85,822	2,934,434
InterContinental Hotels Group PLC	32,485	3,271,272
Intermediate Capital Group PLC	88,562	2,498,029
Marks & Spencer Group PLC	175,411	739,682
NatWest Group PLC	175,919	831,756
RELX PLC	17,660	833,162
Rolls-Royce Holdings PLC(b)	198,715	1,147,558
		20,615,854
United States-1.43%
Experian PLC	21,463	1,012,304
Ferrovial SE	21,672	861,600
		1,873,904
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $104,827,157)		130,573,838
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.80%
Invesco Private Government Fund, 5.30%(d)(e)(f)	1,734,917	$ 1,734,917
Invesco Private Prime Fund, 5.48%(d)(e)(f)	4,528,183	4,529,541
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,264,449)		6,264,458
TOTAL INVESTMENTS IN SECURITIES-104.75% (Cost $111,091,606)		136,838,296
OTHER ASSETS LESS LIABILITIES-(4.75)%		(6,199,603)
NET ASSETS-100.00%		$130,638,693

Investment Abbreviations:
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2024.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2024 represented 1.14% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,809,658	$(5,809,658)	$-	$-	$-	$1,492
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,378,573	12,855,317	(14,498,973)	-	-	1,734,917	102,337*
Invesco Private Prime Fund	8,689,974	31,963,222	(36,124,576)	3	918	4,529,541	273,164*
Total	$12,068,547	$50,628,197	$(56,433,207)	$3	$918	$6,264,458	$376,993

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
July 31, 2024
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Brazil-4.11%
BB Seguridade Participacoes S.A.	117,600	$ 731,678
BRF S.A.(a)	224,400	836,029
Cia Energetica de Minas Gerais, Preference Shares	473,600	909,875
Embraer S.A.(a)	111,400	863,374
Inter & Co, Inc.	162,481	1,049,627
NU Holdings Ltd., Class A(a)	67,632	820,376
		5,210,959
China-13.90%
BYD Electronic International Co. Ltd.	145,000	564,260
CGN Power Co. Ltd., H Shares(b)	1,805,000	737,065
China Coal Energy Co. Ltd., H Shares	1,387,371	1,406,551
China Shenhua Energy Co. Ltd., H Shares	359,843	1,499,346
China State Construction International Holdings Ltd.	608,000	849,893
Fufeng Group Ltd.(c)	1,142,000	675,376
Hisense Home Appliances Group Co. Ltd., H Shares	318,175	1,028,407
Huadian Power International Corp. Ltd., H Shares(c)	1,306,000	672,058
Lenovo Group Ltd.	702,000	905,807
PetroChina Co. Ltd., H Shares	1,510,395	1,316,665
PICC Property & Casualty Co. Ltd., H Shares	546,000	715,699
Pop Mart International Group Ltd.(b)	153,200	812,870
Shougang Fushan Resources Group Ltd.	2,714,940	955,720
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(a)	32,300	653,277
Sinopec Engineering Group Co. Ltd., H Shares	1,087,500	693,260
Sinotrans Ltd., H Shares	1,503,000	698,399
Trip.com Group Ltd.(a)	14,250	616,187
Zhaojin Mining Industry Co. Ltd., H Shares(c)	430,500	770,403
Zijin Mining Group Co. Ltd., H Shares	1,011,090	2,052,725
		17,623,968
Hungary-0.89%
Magyar Telekom Telecommunications PLC	376,209	1,126,015
Malaysia-7.64%
Gamuda Bhd.	572,400	979,228
IJM Corp. Bhd.	1,095,300	834,378
Inari Amertron Bhd.	851,500	700,549
QL Resources Bhd.	1,381,684	2,008,847
Sunway Bhd.	948,500	885,638
YTL Corp. Bhd.	2,543,060	1,887,438
YTL Power International Bhd.	2,356,438	2,390,032
		9,686,110
Mexico-2.08%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	26,503	799,194
Grupo Comercial Chedraui S.A. de C.V.	246,059	1,833,837
		2,633,031
Philippines-2.09%
International Container Terminal Services, Inc.	160,576	979,264
Semirara Mining & Power Corp.	2,908,300	1,666,498
		2,645,762
South Africa-4.58%
Clicks Group Ltd.	162,787	3,167,819
Harmony Gold Mining Co. Ltd.	114,430	1,119,815
Investec Ltd.	193,774	1,514,721
		5,802,355
	Shares	Value
Taiwan-50.24%
Accton Technology Corp.	41,000	$ 632,400
Acer, Inc.	534,000	712,379
ASE Technology Holding Co. Ltd.	145,000	661,698
Asia Vital Components Co. Ltd.	177,012	3,424,996
Capital Securities Corp.	1,133,000	806,577
Century Iron and Steel Industrial Co. Ltd.	105,000	701,171
Chroma ATE, Inc.	72,000	659,325
Compeq Manufacturing Co. Ltd.	311,000	735,160
CTBC Financial Holding Co. Ltd.	596,000	643,687
Delpha Construction Co. Ltd.	669,006	1,176,408
Evergreen Steel Corp.	255,728	949,158
First Financial Holding Co. Ltd.	846,000	755,403
Fortune Electric Co. Ltd.	137,030	2,893,180
Fusheng Precision Co. Ltd.	78,000	678,674
Goldsun Building Materials Co. Ltd.	1,156,413	1,850,542
Great Wall Enterprise Co. Ltd.	581,613	1,017,425
Hon Hai Precision Industry Co. Ltd.	144,000	867,417
Huaku Development Co. Ltd.	208,000	1,053,605
Jentech Precision Industrial Co. Ltd.	45,301	1,598,697
Kaori Heat Treatment Co. Ltd.	190,966	2,042,122
Kings Town Bank Co. Ltd.	1,201,621	2,149,538
Lien Hwa Industrial Holdings Corp.	1,606,227	3,059,015
Lotes Co. Ltd.	13,000	549,741
Makalot Industrial Co. Ltd.	59,000	802,343
Mega Financial Holding Co. Ltd.	745,684	980,029
Novatek Microelectronics Corp.	36,000	572,802
Pegatron Corp.	191,000	583,982
President Securities Corp.	853,000	711,050
Primax Electronics Ltd.	204,000	567,873
Quanta Computer, Inc.	245,676	2,036,712
Radiant Opto-Electronics Corp.	107,000	579,434
Shin Zu Shing Co. Ltd.	114,000	731,792
Shin Zu Shing Co. Ltd., Rts., expiring 09/30/2024(a)	3,643	4,544
Sigurd Microelectronics Corp.	1,020,855	2,385,204
SinoPac Financial Holdings Co. Ltd.	1,435,488	1,161,667
Supreme Electronics Co. Ltd.	1,086,047	2,567,260
Synnex Technology International Corp.	290,000	627,289
Systex Corp.	180,000	668,086
Taichung Commercial Bank Co. Ltd.	1,557,765	843,572
Taishin Financial Holding Co. Ltd.	1,411,353	871,630
Taiwan Business Bank	1,333,000	760,382
Taiwan Hon Chuan Enterprise Co. Ltd.	173,490	826,017
Taiwan Semiconductor Manufacturing Co. Ltd.	117,743	3,345,664
Topco Scientific Co. Ltd.	444,678	3,632,371
TXC Corp.	274,858	861,283
Uni-President Enterprises Corp.	899,907	2,296,994
WinWay Technology Co. Ltd.	41,000	1,303,468
Wiwynn Corp.	44,513	2,749,054
WPG Holdings Ltd.	322,126	841,820
Yuanta Financial Holding Co. Ltd.	747,000	745,409
		63,676,049
Turkey-14.29%
AG Anadolu Grubu Holding A.S.	134,527	1,731,847
Akbank T.A.S.	819,861	1,532,733
Anadolu Efes Biracilik ve Malt Sanayii A.S.	188,773	1,522,252
BIM Birlesik Magazalar A.S.	73,296	1,384,660
Coca-Cola Icecek A.S.	49,120	1,255,059
Migros Ticaret A.S.	120,861	1,925,503
Pegasus Hava Tasimaciligi A.S.(a)	289,879	1,961,101
TAV Havalimanlari Holding A.S.(a)	151,728	1,185,719
Turk Hava Yollari AO(a)	256,410	2,239,979
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Turkey-(continued)
Turk Traktor ve Ziraat Makineleri A.S.	109,648	$ 2,564,825
Turkcell Iletisim Hizmetleri A.S.	251,692	802,729
		18,106,407
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $114,023,701)		126,510,656
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.13%
Invesco Private Government Fund, 5.30%(d)(e)(f)	395,241	395,241
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	1,031,718	$ 1,032,028
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,427,269)		1,427,269
TOTAL INVESTMENTS IN SECURITIES-100.95% (Cost $115,450,970)		127,937,925
OTHER ASSETS LESS LIABILITIES-(0.95)%		(1,202,087)
NET ASSETS-100.00%		$126,735,838

Investment Abbreviations:
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $1,549,935, which represented 1.22% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$16,933,558	$(16,933,558)	$-	$-	$-	$3,903
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,213,235	5,969,280	(6,787,274)	-	-	395,241	35,850*
Invesco Private Prime Fund	3,120,675	12,539,644	(14,629,347)	(74)	1,130	1,032,028	96,502*
Total	$4,333,910	$35,442,482	$(38,350,179)	$(74)	$1,130	$1,427,269	$136,255

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Australia-5.90%
AGL Energy Ltd.	84,338	$ 571,655
Ampol Ltd.	21,434	468,460
ANZ Group Holdings Ltd.	199,671	3,787,690
APA Group	85,170	439,923
Aristocrat Leisure Ltd.	21,530	762,284
ASX Ltd.	9,341	396,296
Aurizon Holdings Ltd.	154,670	375,718
Bank of Queensland Ltd.(a)	91,330	376,319
Bendigo & Adelaide Bank Ltd.	51,268	418,140
BHP Group Ltd.	510,708	14,106,731
BlueScope Steel Ltd.	54,569	789,640
Brambles Ltd.	85,863	872,427
Coles Group Ltd.	94,198	1,113,355
Commonwealth Bank of Australia	70,862	6,362,061
Computershare Ltd.	28,573	515,899
CSL Ltd.	12,753	2,579,259
Dexus	124,966	572,852
Endeavour Group Ltd.	150,004	537,760
Evolution Mining Ltd.	177,422	455,316
Fortescue Ltd.	175,160	2,158,342
Glencore PLC	1,396,418	7,709,026
Goodman Group	51,972	1,191,214
GPT Group (The)	197,513	597,159
Incitec Pivot Ltd.	209,567	403,700
Insurance Australia Group Ltd.	211,986	1,024,359
James Hardie Industries PLC, CDI(b)	12,148	433,678
JB Hi-Fi Ltd.	11,571	526,266
Lendlease Corp. Ltd.	85,998	352,664
Macquarie Group Ltd.	24,572	3,366,350
Medibank Pvt. Ltd.	227,890	592,273
Metcash Ltd.	126,638	302,662
Mineral Resources Ltd.	10,405	368,804
Mirvac Group	432,654	604,600
National Australia Bank Ltd.	147,784	3,723,085
Northern Star Resources Ltd.	57,637	529,929
Orica Ltd.	33,175	389,073
Origin Energy Ltd.	149,428	1,023,578
Orora Ltd.(a)	169,493	225,785
Qantas Airways Ltd.(b)	82,810	349,324
QBE Insurance Group Ltd.	116,954	1,380,788
Ramsay Health Care Ltd.	17,179	521,295
Rio Tinto Ltd.	41,612	3,192,242
Rio Tinto PLC	165,584	10,689,528
Santos Ltd.	326,164	1,701,752
Scentre Group	439,858	996,679
Sonic Healthcare Ltd.	36,296	655,578
South32 Ltd.	798,033	1,599,825
Stockland	262,972	789,916
Suncorp Group Ltd.	93,143	1,083,247
Telstra Group Ltd.	495,289	1,274,290
Transurban Group	167,016	1,418,890
Treasury Wine Estates Ltd.	53,663	432,768
Vicinity Ltd.	385,710	531,443
Viva Energy Group Ltd.(c)	157,135	334,506
Washington H Soul Pattinson & Co. Ltd.	12,602	292,133
Wesfarmers Ltd.	45,506	2,188,541
Westpac Banking Corp.	216,808	4,218,955
Whitehaven Coal Ltd.	91,644	461,992
Woodside Energy Group Ltd.	202,666	3,652,610
	Shares	Value
Australia-(continued)
Woolworths Group Ltd.	65,481	$ 1,475,189
Worley Ltd.	39,349	390,049
		100,655,872
Austria-0.40%
ams-OSRAM AG(a)(b)	157,818	211,470
ANDRITZ AG	5,692	364,324
BAWAG Group AG(b)(c)	11,232	819,798
Erste Group Bank AG	37,744	1,963,722
Mondi PLC(a)	76,937	1,502,586
OMV AG	19,238	805,635
Raiffeisen Bank International AG	21,901	426,821
voestalpine AG	10,213	261,478
Wienerberger AG	12,525	444,006
		6,799,840
Belgium-0.69%
Ageas S.A./N.V.	18,408	879,238
Anheuser-Busch InBev S.A./N.V.(a)	73,806	4,389,409
Cofinimmo S.A.(a)	4,284	275,594
Colruyt Group N.V	7,092	340,123
Elia Group S.A./N.V.(a)	2,881	298,971
Groupe Bruxelles Lambert N.V.	8,924	666,310
KBC Group N.V.	32,067	2,485,888
Proximus SADP	32,630	235,864
Syensqo S.A.	6,327	559,560
UCB S.A.	7,221	1,208,412
Umicore S.A.(a)	31,479	432,265
		11,771,634
Brazil-0.10%
Wheaton Precious Metals Corp.(a)	13,761	822,303
Yara International ASA	29,826	848,314
		1,670,617
Burkina Faso-0.02%
Endeavour Mining PLC	17,126	380,557
Canada-9.64%
Agnico Eagle Mines Ltd.	26,763	2,063,819
Air Canada(b)	22,820	262,815
Algonquin Power & Utilities Corp.(a)	125,561	783,478
Alimentation Couche-Tard, Inc.	47,201	2,908,015
Allied Properties REIT	27,324	327,346
AltaGas Ltd.(a)	33,004	786,486
ARC Resources Ltd.	40,532	700,937
AtkinsRealis Group, Inc.	13,002	559,817
B2Gold Corp.	161,644	484,423
Bank of Montreal(a)	72,351	6,098,863
Bank of Nova Scotia (The)	180,782	8,436,799
Barrick Gold Corp.(a)	199,633	3,696,559
BCE, Inc.(a)	42,440	1,430,693
Bombardier, Inc., Class B(a)(b)	12,872	868,228
Brookfield Corp.	158,840	7,741,646
CAE, Inc.(b)	17,516	318,507
Cameco Corp.(a)	6,799	309,276
Canadian Apartment Properties REIT(a)	15,097	524,562
Canadian Imperial Bank of Commerce	114,513	5,918,584
Canadian National Railway Co.	23,282	2,693,664
Canadian Natural Resources Ltd.(a)	177,135	6,285,539
Canadian Pacific Kansas City Ltd.(a)	27,746	2,325,406
Canadian Tire Corp. Ltd., Class A(a)	9,280	952,418
Capital Power Corp.	13,029	402,438
Celestica, Inc.(b)	10,815	566,878
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Canada-(continued)
Cenovus Energy, Inc.	100,664	$ 2,027,198
CGI, Inc., Class A(b)	8,769	999,315
CI Financial Corp.	24,233	292,771
Constellation Software, Inc.	177	558,155
Dollarama, Inc.	4,013	375,984
Element Fleet Management Corp.	18,434	352,414
Emera, Inc.(a)	34,684	1,251,331
Enbridge, Inc.(a)	256,953	9,610,743
Fairfax Financial Holdings Ltd.	1,840	2,168,695
Finning International, Inc.	14,162	405,654
First Capital REIT	23,754	281,482
Fortis, Inc.	53,269	2,225,695
Franco-Nevada Corp.	5,467	704,107
George Weston Ltd.	5,288	818,473
Gibson Energy, Inc.(a)	23,617	385,681
Gildan Activewear, Inc.	9,983	406,272
Great-West Lifeco, Inc.(a)	35,348	1,061,118
Hydro One Ltd.(c)	22,877	716,557
iA Financial Corp., Inc.	10,066	680,272
Imperial Oil Ltd.	14,516	1,039,326
Intact Financial Corp.	8,910	1,618,241
Keyera Corp.	25,171	709,697
Kinross Gold Corp.	137,962	1,253,338
Loblaw Cos. Ltd.	12,474	1,537,297
Magna International, Inc.(a)	46,260	2,051,721
Manulife Financial Corp.	224,985	5,990,045
MEG Energy Corp.(b)	24,756	512,700
Methanex Corp.	8,891	431,984
Metro, Inc.	19,345	1,151,360
National Bank of Canada	27,374	2,288,284
Northland Power, Inc.(a)	28,127	470,124
Nutrien Ltd.	78,808	4,039,520
Onex Corp.	5,404	370,098
Open Text Corp.	16,368	515,643
Parkland Corp.	21,095	591,414
Pembina Pipeline Corp.	56,022	2,169,993
Power Corp. of Canada	103,450	2,992,408
Restaurant Brands International, Inc.	10,807	756,244
RioCan REIT(a)	37,026	479,225
Royal Bank of Canada(a)	125,209	13,983,311
Saputo, Inc.(a)	23,041	529,220
Shopify, Inc., Class A(b)	6,635	406,135
SmartCentres REIT(a)	16,016	278,015
SSR Mining, Inc.	66,941	371,181
Stantec, Inc.	3,487	306,635
Sun Life Financial, Inc.	58,040	2,879,628
Suncor Energy, Inc.(a)	174,899	6,981,021
TC Energy Corp.(a)	117,674	4,993,340
Teck Resources Ltd., Class B	42,443	2,079,367
TELUS Corp.	54,399	877,740
TFI International, Inc.	3,517	547,134
Thomson Reuters Corp.	4,000	647,870
TMX Group Ltd.	12,826	389,575
Toromont Industries Ltd.	3,466	322,150
Toronto-Dominion Bank (The)	191,222	11,285,482
Tourmaline Oil Corp.(a)	24,597	1,081,666
Veren, Inc.	66,811	521,353
Vermilion Energy, Inc.(a)	39,909	429,005
West Fraser Timber Co. Ltd.	11,521	1,021,040
WSP Global, Inc.	4,250	705,559
		164,374,202
	Shares	Value
Chile-0.08%
Antofagasta PLC(a)	27,079	$ 702,590
Lundin Mining Corp.	66,381	669,840
		1,372,430
China-0.33%
BOC Hong Kong (Holdings) Ltd.	296,647	863,891
Lenovo Group Ltd.	1,736,540	2,240,697
Prosus N.V.(b)	38,162	1,326,193
SITC International Holdings Co. Ltd.	227,606	506,957
Wilmar International Ltd.	132,520	315,052
Xinyi Glass Holdings Ltd.(a)	307,914	325,966
		5,578,756
Denmark-1.06%
A.P. Moller - Maersk A/S, Class A(a)	975	1,583,550
A.P. Moller - Maersk A/S, Class B	1,753	2,905,609
Carlsberg A/S, Class B	6,093	736,366
Coloplast A/S, Class B(a)	3,783	491,863
Danske Bank A/S	59,369	1,816,566
DSV A/S(a)	8,526	1,562,793
Genmab A/S(b)	1,483	420,433
ISS A/S(a)	23,015	420,857
Jyske Bank A/S	3,989	325,673
Novo Nordisk A/S, Class B	35,469	4,690,864
Orsted A/S(a)(b)(c)	17,253	1,026,789
Pandora A/S(a)	2,908	455,857
Svitzer Group A/S(a)(b)	5,358	205,318
Tryg A/S	22,230	486,772
Vestas Wind Systems A/S(b)	37,789	932,957
		18,062,267
Finland-1.24%
Elisa OYJ	11,973	557,367
Fortum OYJ(a)	103,041	1,582,195
Huhtamaki OYJ	6,747	273,493
Kesko OYJ, Class B(a)	29,864	539,675
Kone OYJ, Class B	23,032	1,175,366
Konecranes OYJ	5,948	415,465
Mandatum OYJ(a)	72,993	338,138
Metso OYJ(a)	31,861	323,323
Neste OYJ(a)	42,234	852,789
Nokia OYJ(a)	744,618	2,917,626
Nordea Bank Abp	451,793	5,289,741
Orion OYJ, Class B(a)	6,770	311,128
Outokumpu OYJ(a)	74,778	269,131
Sampo OYJ	31,201	1,366,373
Stora Enso OYJ, Class R(a)	102,483	1,279,750
TietoEVRY OYJ(a)	13,154	266,602
UPM-Kymmene OYJ	67,512	2,230,362
Valmet OYJ(a)	17,138	485,324
Wartsila OYJ Abp	31,414	647,739
		21,121,587
France-8.19%
Accor S.A.	8,914	343,103
Air France-KLM(a)(b)	56,478	502,364
Air Liquide S.A.	27,671	5,053,747
Airbus SE	23,485	3,556,822
Alstom S.A.(b)	88,947	1,744,043
Amundi S.A.(c)	6,931	506,628
Arkema S.A.	8,968	811,278
AXA S.A.	197,229	6,934,068
BNP Paribas S.A.	178,645	12,267,571
Bollore SE	50,908	317,304

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
France-(continued)
Bouygues S.A.	40,708	$ 1,406,962
Bureau Veritas S.A.	15,438	484,459
Capgemini SE	7,586	1,507,138
Carrefour S.A.(a)	98,397	1,469,361
Cie de Saint-Gobain S.A.	58,368	5,017,434
Cie Generale des Etablissements Michelin S.C.A.	82,286	3,258,927
Covivio S.A.	8,045	415,601
Credit Agricole S.A.	227,562	3,454,817
Danone S.A.	56,012	3,646,335
Dassault Systemes SE	10,960	415,568
Edenred SE	7,261	302,578
Eiffage S.A.	11,279	1,124,082
Elis S.A.(a)	17,616	407,552
ENGIE S.A.	287,298	4,520,273
EssilorLuxottica S.A.	14,016	3,210,795
Eurazeo SE	6,134	483,218
Forvia SE(a)	74,389	872,178
Gecina S.A.	6,498	644,788
Getlink SE	16,625	296,384
Hermes International S.C.A.	331	724,589
Kering S.A.	4,903	1,509,426
Klepierre S.A.(b)	27,931	800,336
Legrand S.A.	13,059	1,411,419
L’Oreal S.A.	6,154	2,668,027
LVMH Moet Hennessy Louis Vuitton SE	7,227	5,106,683
Nexans S.A.	3,178	411,294
Orange S.A.(b)	316,614	3,511,734
Pernod Ricard S.A.	11,737	1,574,876
Publicis Groupe S.A.	16,380	1,712,571
Renault S.A.	51,148	2,481,772
Rexel S.A.	35,991	916,007
Safran S.A.	9,674	2,126,100
Schneider Electric SE	21,954	5,294,122
SCOR SE	20,199	432,994
SEB S.A.	2,435	243,861
Societe Generale S.A.	196,289	5,093,459
Sodexo S.A.	11,003	1,042,401
Sopra Steria Group	1,192	221,341
SPIE S.A.(a)	12,717	492,096
Technip Energies N.V.	17,099	436,667
Teleperformance SE	5,076	654,735
Thales S.A.	6,078	966,491
TotalEnergies SE	333,417	22,542,205
Ubisoft Entertainment S.A.(b)	12,913	265,420
Unibail-Rodamco-Westfield SE(a)	15,021	1,126,418
Valeo SE(a)	99,991	1,145,300
Veolia Environnement S.A.	91,392	2,871,921
Vinci S.A.	45,324	5,179,165
Vivendi SE(a)	80,115	855,828
Wendel SE	3,325	318,961
Worldline S.A.(a)(b)(c)	57,083	648,580
		139,762,177
Germany-8.77%
adidas AG	9,574	2,396,275
Allianz SE	43,165	12,181,674
Aroundtown S.A.(a)(b)	280,545	599,566
Aurubis AG	8,208	639,940
BASF SE	144,024	6,717,068
Bayer AG	229,058	6,815,015
Bayerische Motoren Werke AG(a)	53,443	4,963,031
	Shares	Value
Germany-(continued)
Bayerische Motoren Werke AG, Preference Shares	9,699	$ 832,802
Beiersdorf AG	2,914	423,165
Brenntag SE	12,329	878,119
Commerzbank AG	168,231	2,747,027
Continental AG	21,575	1,323,736
Covestro AG(b)(c)	32,704	1,927,286
Daimler Truck Holding AG	77,332	2,990,759
Deutsche Bank AG	435,678	6,805,815
Deutsche Boerse AG	7,298	1,495,724
Deutsche Lufthansa AG(a)	119,400	749,118
Deutsche Post AG	133,695	5,967,697
Deutsche Telekom AG	409,078	10,699,178
E.ON SE	331,473	4,650,379
Evonik Industries AG	47,791	970,426
Freenet AG	15,383	425,804
Fresenius Medical Care AG	31,940	1,240,095
Fresenius SE & Co. KGaA(b)	66,408	2,385,038
FUCHS SE	2,069	71,756
FUCHS SE, Preference Shares(a)	4,304	187,319
GEA Group AG	13,427	593,379
Hannover Rueck SE	4,898	1,217,440
Heidelberg Materials AG	20,603	2,150,975
HelloFresh SE(a)(b)	23,719	148,300
Henkel AG & Co. KGaA	10,599	821,767
Henkel AG & Co. KGaA, Preference Shares(a)	17,364	1,486,257
HOCHTIEF AG	4,067	484,099
HUGO BOSS AG(a)	3,985	158,472
Infineon Technologies AG	51,498	1,786,019
K+S AG	55,049	710,653
KION Group AG	12,267	486,099
Knorr-Bremse AG	5,870	472,901
LANXESS AG	27,418	717,397
LEG Immobilien SE	9,475	829,050
Mercedes-Benz Group AG	143,901	9,523,551
Merck KGaA	6,501	1,166,359
MTU Aero Engines AG	2,339	662,371
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	12,970	6,394,275
ProSiebenSat.1 Media SE(a)	58,910	404,472
Puma SE	7,974	396,056
Rheinmetall AG	1,524	830,827
RWE AG	88,566	3,305,429
SAP SE	36,402	7,681,960
Siemens AG	49,639	9,100,292
Siemens Energy AG, Class A(b)	89,054	2,593,193
Siemens Healthineers AG(c)	12,674	680,653
Symrise AG	5,257	664,144
TAG Immobilien AG(b)	24,085	363,570
Talanx AG	8,521	647,746
thyssenkrupp AG	162,810	623,490
TUI AG(a)(b)	106,770	689,518
United Internet AG	12,768	283,233
Volkswagen AG	7,116	840,095
Volkswagen AG, Preference Shares	52,237	5,833,451
Vonovia SE	93,379	2,870,702
Wacker Chemie AG	2,524	253,457
Zalando SE(b)(c)	26,130	670,407
		149,625,871
Hong Kong-1.03%
AIA Group Ltd.	748,621	5,031,055

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Hong Kong-(continued)
CK Asset Holdings Ltd.	112,090	$ 429,018
CK Hutchison Holdings Ltd.	131,566	690,503
CLP Holdings Ltd.	59,390	509,741
Hang Seng Bank Ltd.	42,681	523,678
Henderson Land Development Co. Ltd.	97,859	274,962
Hong Kong & China Gas Co. Ltd. (The)	413,183	336,914
Hong Kong Exchanges & Clearing Ltd.	37,814	1,122,028
Jardine Matheson Holdings Ltd.	8,897	313,174
Link REIT	290,394	1,226,703
MTR Corp. Ltd.	95,117	308,047
New World Development Co. Ltd.(a)	261,387	243,921
Orient Overseas International Ltd.	30,947	436,950
Power Assets Holdings Ltd.	58,196	370,988
Prudential PLC	305,046	2,739,583
Sun Hung Kai Properties Ltd.	114,257	992,363
Swire Pacific Ltd., Class A	28,771	248,045
Swire Pacific Ltd., Class B	63,799	82,811
Techtronic Industries Co. Ltd.	78,529	1,006,241
WH Group Ltd.	610,535	397,020
Wharf Real Estate Investment Co. Ltd.	91,536	225,208
		17,508,953
Ireland-0.24%
AIB Group PLC	128,283	735,720
Bank of Ireland Group PLC	99,588	1,128,831
Flutter Entertainment PLC(b)	3,887	767,622
Kerry Group PLC, Class A	9,563	894,078
Kingspan Group PLC	5,522	516,271
		4,042,522
Israel-0.29%
Bank Hapoalim B.M.	74,140	684,778
Bank Leumi le-Israel B.M.	97,123	842,830
ICL Group Ltd.	76,610	323,244
Israel Discount Bank Ltd., Class A	95,608	491,353
Mizrahi Tefahot Bank Ltd.	11,906	432,399
Nice Ltd.(b)	1,585	289,082
Teva Pharmaceutical Industries Ltd.(a)(b)	94,700	1,623,968
Tower Semiconductor Ltd.(b)	7,968	323,063
		5,010,717
Italy-3.41%
A2A S.p.A.	300,124	635,564
Assicurazioni Generali S.p.A.	154,159	3,991,896
Azimut Holding S.p.A.	11,175	280,062
Banca Monte dei Paschi di Siena S.p.A.	129,463	706,064
Banca Popolare di Sondrio S.p.A.	38,476	293,110
Banco BPM S.p.A.	207,287	1,435,554
BPER Banca S.p.A.	157,504	920,691
Coca-Cola HBC AG(b)	15,538	566,802
Enel S.p.A.	1,439,168	10,268,998
Eni S.p.A.(a)	507,842	8,132,036
Ferrari N.V.	1,336	549,939
FinecoBank Banca Fineco S.p.A.(a)	27,971	475,199
Hera S.p.A.	118,363	432,913
Intesa Sanpaolo S.p.A.	2,436,122	9,886,802
Italgas S.p.A.(a)	67,460	360,466
Iveco Group N.V.	58,419	600,545
Leonardo S.p.A.	40,690	969,115
Mediobanca Banca di Credito Finanziario S.p.A.	76,566	1,242,367
Moncler S.p.A.	5,629	335,500
Nexi S.p.A.(a)(b)(c)	81,304	499,369
	Shares	Value
Italy-(continued)
Pirelli & C. S.p.A.(c)	69,528	$ 435,317
Poste Italiane S.p.A.(c)	67,242	910,624
Prysmian S.p.A.	19,879	1,366,814
Saras S.p.A.	192,719	333,666
Snam S.p.A.	224,945	1,075,156
Telecom Italia S.p.A.(a)(b)	4,054,061	994,511
Telecom Italia S.p.A., RSP(a)(b)	2,312,055	625,719
Terna S.p.A.(a)	107,122	891,400
UniCredit S.p.A.	203,544	8,359,782
Unipol Gruppo S.p.A.	51,673	556,917
		58,132,898
Japan-22.59%
Advantest Corp.(a)	12,656	507,132
AEON Co. Ltd.(a)	56,643	1,293,159
AGC, Inc.	32,035	1,149,521
Aisin Corp.	27,379	937,138
Ajinomoto Co., Inc.	27,242	1,128,173
Amada Co. Ltd.	38,667	459,373
ANA Holdings, Inc.	14,064	268,876
Aozora Bank Ltd.(a)	27,937	465,586
Asahi Group Holdings Ltd.(a)	58,122	2,145,871
Asahi Kasei Corp.	140,702	1,023,049
Astellas Pharma, Inc.	179,077	2,079,869
Bandai Namco Holdings, Inc.	42,811	912,216
Bridgestone Corp.(a)	57,795	2,375,795
Brother Industries Ltd.	31,001	641,407
Canon, Inc.(a)	102,761	3,238,686
Central Japan Railway Co.	81,480	1,919,757
Chiba Bank Ltd. (The)	64,009	607,715
Chubu Electric Power Co., Inc.	70,106	882,266
Chugai Pharmaceutical Co. Ltd.	21,132	928,229
Chugoku Electric Power Co., Inc. (The)	70,449	509,896
Coca-Cola Bottlers Japan Holdings, Inc.(a)	23,540	349,517
Concordia Financial Group Ltd.	119,469	762,264
Cosmo Energy Holdings Co. Ltd.	16,128	875,967
Credit Saison Co. Ltd.	23,257	541,932
CyberAgent, Inc.	40,369	259,289
Dai Nippon Printing Co. Ltd.(a)	20,567	679,370
Daicel Corp.	28,712	279,659
Daifuku Co. Ltd.	14,982	272,934
Dai-ichi Life Holdings, Inc.	100,237	3,096,515
Daiichi Sankyo Co. Ltd.	43,066	1,759,735
Daikin Industries Ltd.	17,522	2,550,973
Daito Trust Construction Co. Ltd.	5,852	705,344
Daiwa House Industry Co. Ltd.	55,341	1,579,017
Daiwa House REIT Investment Corp.(a)	205	329,858
Daiwa Securities Group, Inc.(a)	146,150	1,221,478
Denso Corp.	182,247	3,045,121
Dentsu Group, Inc.	26,573	706,977
Disco Corp.	1,280	420,768
East Japan Railway Co.	101,313	1,902,228
Ebara Corp.	32,328	471,405
Eisai Co. Ltd.	22,240	851,405
Electric Power Development Co. Ltd.	21,776	358,784
ENEOS Holdings, Inc.	452,187	2,380,849
FANUC Corp.	65,004	1,948,478
Fast Retailing Co. Ltd.	3,852	1,066,302
Fuji Electric Co. Ltd.	10,189	577,778
FUJIFILM Holdings Corp.	102,021	2,427,457
Fujikura Ltd.	31,804	646,607
Fujitsu Ltd.	138,489	2,515,095
Fukuoka Financial Group, Inc.	21,318	605,422

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Furukawa Electric Co. Ltd.	15,916	$ 438,467
GLP J-Reit(a)	338	295,183
Hakuhodo DY Holdings, Inc.	31,920	261,368
Hankyu Hanshin Holdings, Inc.	15,817	452,560
Haseko Corp.(a)	26,252	328,717
Hikari Tsushin, Inc.	1,896	355,484
Hirose Electric Co. Ltd.	2,688	338,099
Hitachi Construction Machinery Co. Ltd.	15,215	383,459
Hitachi Ltd.	328,225	7,172,696
Honda Motor Co. Ltd.	604,906	6,621,562
Hoya Corp.	8,580	1,080,056
Hulic Co. Ltd.(a)	39,454	385,860
IBIDEN Co. Ltd.(a)	6,586	255,762
Idemitsu Kosan Co. Ltd.	170,054	1,134,748
IHI Corp.	32,148	1,185,839
Iida Group Holdings Co. Ltd.	25,292	379,901
Inpex Corp.	154,022	2,381,066
Isetan Mitsukoshi Holdings Ltd.	32,771	660,168
Isuzu Motors Ltd.	84,287	1,158,204
ITOCHU Corp.(a)	102,838	5,319,608
Iwatani Corp.(a)	5,472	348,483
J. Front Retailing Co. Ltd.	35,397	430,053
Japan Airlines Co. Ltd.	15,120	247,511
Japan Exchange Group, Inc.	20,838	491,520
Japan Metropolitan Fund Investment Corp.	481	299,226
Japan Post Bank Co. Ltd.	222,940	2,334,454
Japan Post Holdings Co. Ltd.	329,575	3,513,481
Japan Post Insurance Co. Ltd.	38,301	797,534
Japan Real Estate Investment Corp.	111	383,624
Japan Tobacco, Inc.	123,958	3,652,996
JFE Holdings, Inc.	124,819	1,833,378
JGC Holdings Corp.	31,608	270,157
JTEKT Corp.	32,716	238,532
Kajima Corp.	50,396	978,043
Kansai Electric Power Co., Inc. (The)	104,070	1,779,344
Kansai Paint Co. Ltd.	18,268	300,379
Kao Corp.	44,382	1,948,018
Kawasaki Heavy Industries Ltd.	30,613	1,140,612
Kawasaki Kisen Kaisha Ltd.(a)	58,090	903,433
KDDI Corp.	130,541	3,921,609
Keio Corp.	10,918	273,059
Keyence Corp.	3,353	1,468,358
Kikkoman Corp.	34,994	439,576
Kintetsu Group Holdings Co. Ltd.(a)	17,114	396,513
Kirin Holdings Co. Ltd.	82,569	1,169,170
Kobe Steel Ltd.(a)	72,970	914,671
Koito Manufacturing Co. Ltd.(a)	37,406	558,256
Komatsu Ltd.	107,091	3,101,126
Konami Group Corp.	4,288	325,177
Konica Minolta, Inc.	97,148	287,131
Kubota Corp.	118,836	1,721,803
Kuraray Co. Ltd.	51,622	637,813
Kurita Water Industries Ltd.	8,032	344,961
Kyocera Corp.	124,063	1,567,485
Kyoto Financial Group, Inc.	21,825	411,957
Kyowa Kirin Co. Ltd.	16,060	339,324
Kyushu Electric Power Co., Inc.	57,335	602,082
Kyushu Financial Group, Inc.	43,477	269,976
Kyushu Railway Co.	18,250	487,605
Lion Corp.	31,776	273,600
Lixil Corp.	71,064	821,822
LY Corp.	263,421	653,038
	Shares	Value
Japan-(continued)
Makita Corp.	21,886	$ 718,284
Marubeni Corp.	184,661	3,510,719
Marui Group Co. Ltd.	16,270	263,471
MatsukiyoCocokara & Co.(a)	24,842	404,595
Mazda Motor Corp.	142,181	1,296,506
Mebuki Financial Group, Inc.	118,490	500,074
MEIJI Holdings Co. Ltd.	28,363	716,144
MINEBEA MITSUMI, Inc.(a)	40,139	967,860
MISUMI Group, Inc.	23,257	430,098
Mitsubishi Chemical Group Corp.	158,183	940,099
Mitsubishi Corp.	370,918	7,750,673
Mitsubishi Electric Corp.	170,654	2,950,093
Mitsubishi Estate Co. Ltd.	121,114	2,072,365
Mitsubishi Gas Chemical Co., Inc.	25,157	479,197
Mitsubishi HC Capital, Inc.	82,150	595,405
Mitsubishi Heavy Industries Ltd.	278,879	3,391,922
Mitsubishi Materials Corp.	24,174	452,600
Mitsubishi Motors Corp.	158,940	463,848
Mitsubishi UFJ Financial Group, Inc.	1,248,738	14,524,070
Mitsui & Co. Ltd.	234,526	5,502,305
Mitsui Chemicals, Inc.(a)	26,927	783,328
Mitsui Fudosan Co. Ltd.	257,864	2,696,723
Mitsui Mining & Smelting Co. Ltd.	12,680	423,818
Mitsui OSK Lines Ltd.(a)	46,515	1,487,639
Mizuho Financial Group, Inc.	366,821	8,406,213
MS&AD Insurance Group Holdings, Inc.	110,084	2,620,769
Murata Manufacturing Co. Ltd.	109,142	2,430,778
Nabtesco Corp.(a)	17,677	349,581
NEC Corp.	28,860	2,493,553
Nexon Co. Ltd.	15,632	340,255
NGK Insulators Ltd.	38,757	527,158
NH Foods Ltd.	12,007	397,094
Nichirei Corp.	12,067	316,873
Nidec Corp.	36,834	1,639,732
Nikon Corp.	49,262	568,219
Nintendo Co. Ltd.	50,073	2,791,521
Nippon Building Fund, Inc.	120	461,784
Nippon Electric Glass Co. Ltd.	13,665	326,776
Nippon Express Holdings, Inc.(a)	11,652	577,721
Nippon Paint Holdings Co. Ltd.	57,072	363,310
Nippon Prologis REIT, Inc.	160	262,768
Nippon Sanso Holdings Corp.	13,336	440,515
Nippon Steel Corp.(a)	174,438	3,802,716
Nippon Telegraph & Telephone Corp.	3,879,040	4,135,305
Nippon Yusen K.K.(a)	76,194	2,480,888
Nissan Chemical Corp.(a)	7,914	256,366
Nissan Motor Co. Ltd.(a)	862,988	2,788,680
Nisshin Seifun Group, Inc.	27,305	338,636
Nissin Foods Holdings Co. Ltd.(a)	11,265	334,895
Niterra Co. Ltd.	20,655	620,501
Nitori Holdings Co. Ltd.(a)	3,698	439,085
Nitto Denko Corp.	11,001	960,741
Nomura Holdings, Inc.	422,079	2,637,222
Nomura Real Estate Holdings, Inc.	16,762	472,469
Nomura Real Estate Master Fund, Inc.(a)	319	313,148
Nomura Research Institute Ltd.	18,432	572,095
NSK Ltd.	61,866	327,175
NTN Corp.	137,544	280,189
NTT DATA Group Corp.	58,262	913,659
Obayashi Corp.	73,486	969,736
Odakyu Electric Railway Co. Ltd.(a)	24,661	249,380
Oji Holdings Corp.	169,884	720,477

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Olympus Corp.	55,941	$ 968,167
Omron Corp.	18,939	701,244
Ono Pharmaceutical Co. Ltd.(a)	36,134	537,351
Open House Group Co. Ltd.	9,176	326,887
Oriental Land Co. Ltd.	8,897	253,203
ORIX Corp.	105,235	2,562,681
Osaka Gas Co. Ltd.	39,114	885,693
Otsuka Corp.	16,110	356,656
Otsuka Holdings Co. Ltd.	32,997	1,702,484
Pan Pacific International Holdings Corp.	21,646	566,974
Panasonic Holdings Corp.	289,709	2,399,159
Persol Holdings Co. Ltd.	271,337	466,174
Rakuten Group, Inc.(b)	94,649	555,086
Recruit Holdings Co. Ltd.	46,169	2,656,727
Renesas Electronics Corp.	69,549	1,191,661
Resona Holdings, Inc.	296,422	2,151,355
Resonac Holdings Corp.(a)	39,423	989,898
Ricoh Co. Ltd.	55,204	517,881
Rohm Co. Ltd.	32,156	437,908
Ryohin Keikaku Co. Ltd.(a)	20,365	384,602
Santen Pharmaceutical Co. Ltd.	28,745	345,414
Sanwa Holdings Corp.	17,968	388,116
SBI Holdings, Inc.	34,914	914,967
SCREEN Holdings Co. Ltd.(a)	2,252	193,005
SECOM Co. Ltd.	14,534	929,457
Seibu Holdings, Inc.	18,604	348,315
Seiko Epson Corp.	32,685	571,434
Seino Holdings Co. Ltd.	17,484	273,427
Sekisui Chemical Co. Ltd.	42,001	634,649
Sekisui House Ltd.(a)	82,239	2,066,087
Seven & i Holdings Co. Ltd.	246,628	2,967,699
SG Holdings Co. Ltd.	37,356	378,252
Sharp Corp.(a)(b)	64,144	374,394
Shimadzu Corp.	16,411	486,244
Shimano, Inc.(a)	4,763	846,172
Shimizu Corp.	87,790	554,712
Shin-Etsu Chemical Co. Ltd.	94,894	4,255,913
Shionogi & Co. Ltd.	17,485	766,639
Shiseido Co. Ltd.	32,410	1,016,717
Shizuoka Financial Group, Inc.	45,065	454,514
SMC Corp.	2,178	1,073,366
SoftBank Corp.	280,030	3,657,178
SoftBank Group Corp.	110,172	6,708,732
Sojitz Corp.	41,939	1,003,737
Sompo Holdings, Inc.	97,521	2,247,144
Sony Group Corp.	90,928	8,176,631
Stanley Electric Co. Ltd.	21,185	419,941
Subaru Corp.	82,098	1,629,574
SUMCO Corp.(a)	37,935	628,678
Sumitomo Chemical Co. Ltd.(a)	501,059	1,294,774
Sumitomo Corp.	97,481	2,447,715
Sumitomo Electric Industries Ltd.	65,456	1,004,941
Sumitomo Forestry Co. Ltd.	21,244	907,169
Sumitomo Heavy Industries Ltd.	10,556	287,017
Sumitomo Metal Mining Co. Ltd.	39,268	1,203,147
Sumitomo Mitsui Financial Group, Inc.	168,416	12,217,604
Sumitomo Mitsui Trust Holdings, Inc.	82,781	2,113,265
Sumitomo Realty & Development Co. Ltd.	39,509	1,313,728
Sumitomo Rubber Industries Ltd.(a)	31,748	334,867
Suntory Beverage & Food Ltd.(a)	15,402	555,029
Suzuken Co. Ltd.	8,892	325,043
Suzuki Motor Corp.	224,824	2,629,123
	Shares	Value
Japan-(continued)
Sysmex Corp.	24,490	$ 402,443
T&D Holdings, Inc.	71,839	1,360,291
Taiheiyo Cement Corp.	15,432	423,698
Taisei Corp.	21,072	899,825
Taiyo Yuden Co. Ltd.(a)	15,870	479,496
Takashimaya Co. Ltd.(a)	21,155	395,514
Takeda Pharmaceutical Co. Ltd.	156,313	4,469,351
TDK Corp.	29,645	2,075,702
Terumo Corp.	52,002	935,248
THK Co. Ltd.	14,486	275,933
TIS, Inc.	16,836	361,427
Tobu Railway Co. Ltd.	12,859	225,712
Tohoku Electric Power Co., Inc.	72,510	614,210
Tokai Carbon Co. Ltd.(a)	41,508	267,184
Tokio Marine Holdings, Inc.	119,784	4,794,226
Tokyo Electric Power Co. Holdings, Inc.(b)	836,725	4,158,600
Tokyo Electron Ltd.	12,191	2,513,391
Tokyo Gas Co. Ltd.	46,687	1,024,594
Tokyo Tatemono Co. Ltd.(a)	28,292	496,793
Tokyu Corp.	37,150	449,746
Tokyu Fudosan Holdings Corp.	94,020	684,248
TOPPAN Holdings, Inc.	33,420	949,558
Toray Industries, Inc.	165,968	866,241
Tosoh Corp.	52,920	722,084
TOTO Ltd.(a)	19,144	525,359
Toyo Suisan Kaisha Ltd.	5,513	375,387
Toyoda Gosei Co. Ltd.	13,580	251,545
Toyota Industries Corp.	15,515	1,322,992
Toyota Motor Corp.	950,860	18,636,755
Toyota Tsusho Corp.	79,479	1,602,152
Trend Micro, Inc.(a)	7,283	350,887
Tsuruha Holdings, Inc.	5,168	318,784
UBE Corp.	16,700	300,125
Unicharm Corp.	15,145	505,102
West Japan Railway Co.	55,524	1,090,848
Yakult Honsha Co. Ltd.(a)	17,291	354,646
Yamada Holdings Co. Ltd.	112,215	340,464
Yamaha Corp.	16,863	402,914
Yamaha Motor Co. Ltd.(a)	134,214	1,262,215
Yamato Holdings Co. Ltd.	37,889	460,077
Yamazaki Baking Co. Ltd.	11,628	287,415
Yaskawa Electric Corp.(a)	12,218	426,972
Yokogawa Electric Corp.	17,742	450,566
Yokohama Rubber Co. Ltd. (The)(a)	17,384	399,418
		385,444,217
Jordan-0.02%
Hikma Pharmaceuticals PLC	11,356	277,722
Luxembourg-0.24%
Aperam S.A.	9,113	246,727
ArcelorMittal S.A.	150,927	3,419,883
Eurofins Scientific SE(a)	7,570	449,222
		4,115,832
Macau-0.03%
Galaxy Entertainment Group Ltd.	76,778	322,857
Sands China Ltd.(b)	90,546	169,918
		492,775
Netherlands-2.34%
Aalberts N.V.	9,630	367,848
ABN AMRO Bank N.V., CVA(c)	80,513	1,403,990
Adyen N.V.(b)(c)	299	365,804

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Netherlands-(continued)
Aegon Ltd.(a)	354,775	$ 2,291,896
Akzo Nobel N.V.	19,442	1,201,702
ASM International N.V.	587	402,458
ASML Holding N.V.	4,080	3,754,932
ASR Nederland N.V.(a)	17,958	901,079
BE Semiconductor Industries N.V.(a)	1,560	201,134
Euronext N.V.(c)	4,298	434,856
EXOR N.V.	8,307	850,360
Heineken Holding N.V.(a)	8,439	621,879
Heineken N.V.(a)	18,712	1,660,763
IMCD N.V.(a)	2,244	322,955
ING Groep N.V.	557,455	10,103,975
Koninklijke Ahold Delhaize N.V.	134,039	4,319,401
Koninklijke KPN N.V.(a)	359,304	1,413,688
Koninklijke Philips N.V.(b)	112,862	3,185,099
NN Group N.V.	59,176	2,967,354
OCI N.V.(a)	10,976	264,266
Randstad N.V.(a)	21,094	1,026,249
SBM Offshore N.V.(a)	25,422	412,087
Universal Music Group N.V.(a)	18,240	434,028
Wolters Kluwer N.V.	6,308	1,058,696
		39,966,499
New Zealand-0.02%
Fisher & Paykel Healthcare Corp. Ltd.	17,990	345,665
Norway-0.69%
Aker BP ASA	36,848	892,682
DNB Bank ASA	86,185	1,777,376
Equinor ASA	188,205	4,991,490
Mowi ASA	40,273	678,430
Norsk Hydro ASA	231,467	1,278,578
Orkla ASA	46,853	394,637
Schibsted ASA, Class A	3,819	109,529
Schibsted ASA, Class B	4,836	131,177
Storebrand ASA	42,076	421,741
Telenor ASA	68,500	814,395
Var Energi ASA	112,561	358,441
		11,848,476
Poland-0.20%
Bank Polska Kasa Opieki S.A.	12,094	488,825
KGHM Polska Miedz S.A.	16,289	558,640
ORLEN S.A.(a)	57,568	938,130
Powszechna Kasa Oszczednosci Bank Polski S.A.	47,465	705,196
Powszechny Zaklad Ubezpieczen S.A.	55,462	678,103
		3,368,894
Portugal-0.26%
Banco Comercial Portugues S.A., Class R	943,750	398,077
EDP S.A.	453,412	1,864,422
Galp Energia SGPS S.A.	79,269	1,668,792
Jeronimo Martins SGPS S.A.	26,727	467,079
		4,398,370
Russia-0.00%
Evraz PLC(b)(d)	48,360	0
Raspadskaya OJSC(b)(d)	546	0
		0
Singapore-0.73%
CapitaLand Ascendas REIT	256,705	522,008
CapitaLand Integrated Commercial Trust	391,720	609,134
CapitaLand Investment Ltd.	221,061	446,221
	Shares	Value
Singapore-(continued)
DBS Group Holdings Ltd.	110,364	$ 3,019,003
Genting Singapore Ltd.	361,403	229,660
Keppel Ltd.	89,669	445,127
Mapletree Logistics Trust	234,448	226,105
Oversea-Chinese Banking Corp. Ltd.	125,429	1,392,509
Singapore Airlines Ltd.(a)	106,730	556,151
Singapore Exchange Ltd.	38,496	283,482
Singapore Technologies Engineering Ltd.	94,987	313,877
Singapore Telecommunications Ltd.	728,393	1,677,221
STMicroelectronics N.V.	27,307	904,197
United Overseas Bank Ltd.	67,464	1,631,624
UOL Group Ltd.	63,697	256,198
		12,512,517
South Africa-0.43%
Anglo American PLC	243,827	7,359,822
South Korea-4.11%
DB Insurance Co. Ltd.	3,701	297,048
Delivery Hero SE(b)(c)	12,128	270,480
Doosan Enerbility Co. Ltd.(b)	60,269	824,307
Hana Financial Group, Inc.	20,985	986,184
Hankook Tire & Technology Co. Ltd.	7,104	230,393
Hanwha Solutions Corp.	18,433	331,372
HD Hyundai Co. Ltd.	7,074	431,094
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	4,489	674,940
HMM Co. Ltd.	51,294	678,083
Hyundai Engineering & Construction Co. Ltd.	14,528	352,977
Hyundai Mobis Co. Ltd.	3,372	540,059
Hyundai Motor Co.	10,395	1,880,047
Hyundai Motor Co., First Pfd.	1,517	182,690
Hyundai Motor Co., Second Pfd.	2,338	282,921
Industrial Bank of Korea	26,511	269,587
Kakao Corp.	9,140	260,242
KB Financial Group, Inc.	30,521	1,948,644
Kia Corp.	33,003	2,687,224
Korea Electric Power Corp.(b)	27,982	401,412
Korea Zinc Co. Ltd.	1,027	361,044
Korean Air Lines Co. Ltd.	21,795	336,404
KT&G Corp.	6,512	441,307
LG Chem Ltd.	5,600	1,242,637
LG Chem Ltd., Preference Shares	877	135,683
LG Corp.	6,524	410,845
LG Display Co. Ltd.(b)	56,335	459,928
LG Electronics, Inc.	14,608	1,103,492
LG Electronics, Inc., Preference Shares	2,293	80,278
LG Energy Solution Ltd.(b)	1,207	284,052
LG H&H Co. Ltd.	1,486	379,932
LG H&H Co. Ltd., Preference Shares	317	35,758
LG Innotek Co. Ltd.	2,957	549,840
LOTTE Chemical Corp.	2,887	212,633
LS Corp.	4,419	371,366
Meritz Financial Group, Inc.	6,597	404,421
NAVER Corp.	7,049	890,885
NCSoft Corp.	1,686	214,676
POSCO Holdings, Inc.(a)	15,202	3,881,244
Posco International Corp.(a)	6,903	265,741
Samsung C&T Corp.	4,952	558,595
Samsung E&A Co. Ltd.(b)	17,295	358,651
Samsung Electro-Mechanics Co. Ltd.	6,526	756,528
Samsung Electronics Co. Ltd.	445,987	27,178,725

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
South Korea-(continued)
Samsung Electronics Co. Ltd., Preference Shares	72,319	$ 3,409,118
Samsung Fire & Marine Insurance Co. Ltd.	1,920	519,484
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	162	33,418
Samsung Heavy Industries Co. Ltd.(b)	54,191	460,924
Samsung Life Insurance Co. Ltd.	5,960	417,752
Samsung SDI Co. Ltd.	3,455	801,796
Samsung SDI Co. Ltd., Preference Shares	88	13,391
Samsung SDS Co. Ltd.	3,731	399,997
Shinhan Financial Group Co. Ltd.	25,074	1,089,105
SK hynix, Inc.	44,831	6,336,744
SK Innovation Co. Ltd.(b)	11,749	889,229
SK, Inc.	3,037	330,667
S-Oil Corp.	6,701	330,487
Woori Financial Group, Inc.	49,363	564,353
		70,040,834
Spain-3.03%
Acciona S.A.(a)	3,683	476,252
Acerinox S.A.	40,774	427,538
ACS Actividades de Construccion y Servicios S.A.	30,696	1,370,499
Aena SME S.A.(c)	2,909	551,185
Amadeus IT Group S.A.(a)	12,584	827,106
Banco Bilbao Vizcaya Argentaria S.A.	779,829	8,188,754
Banco de Sabadell S.A.	1,005,149	2,123,136
Banco Santander S.A.	2,198,676	10,599,285
Bankinter S.A.	75,798	646,982
CaixaBank S.A.	361,687	2,107,982
Cellnex Telecom S.A.(a)(c)	21,167	737,077
Cia de Distribucion Integral Logista Holdings S.A.	10,346	305,859
Enagas S.A.(a)	40,353	604,338
Endesa S.A.	58,495	1,133,025
Grifols S.A.(a)(b)	38,873	391,116
Grifols S.A., Class B, Preference Shares(b)	30,995	243,666
Iberdrola S.A.(a)	676,770	8,919,819
Industria de Diseno Textil S.A.	44,760	2,172,786
Mapfre S.A.(a)	140,527	340,320
Merlin Properties SOCIMI S.A.(a)	46,133	526,662
Naturgy Energy Group S.A.(a)	18,285	438,858
Redeia Corp. S.A.	54,433	964,225
Repsol S.A.	261,194	3,723,758
Telefonica S.A.(a)	776,543	3,511,604
Unicaja Banco S.A.(c)	278,099	373,756
		51,705,588
Sweden-2.40%
Alfa Laval AB	14,712	649,285
Assa Abloy AB, Class B	45,453	1,382,132
Atlas Copco AB, Class A	71,526	1,272,006
Atlas Copco AB, Class B	42,849	669,865
Boliden AB	40,106	1,222,160
Castellum AB(a)(b)	41,701	521,379
Electrolux AB, Class B(a)(b)	73,217	651,313
Embracer Group AB(a)(b)	192,588	492,180
Epiroc AB, Class A	23,808	444,279
Epiroc AB, Class B	14,240	239,025
Essity AB, Class B	61,314	1,723,698
Evolution AB(c)	3,258	315,385
Fastighets AB Balder, Class B(a)(b)	52,647	387,180
Getinge AB, Class B	16,537	322,328
	Shares	Value
Sweden-(continued)
H & M Hennes & Mauritz AB, Class B(a)	73,123	$ 1,134,274
Hexagon AB, Class B(a)	84,861	863,052
Holmen AB, Class B(a)	7,668	301,065
Husqvarna AB, Class B(a)	42,608	287,668
Industrivarden AB, Class A	8,148	279,010
Industrivarden AB, Class C(a)	9,649	326,717
Investor AB, Class A	28,769	812,262
Investor AB, Class B	114,818	3,254,619
Kinnevik AB, Class B(a)(b)	27,157	227,187
NIBE Industrier AB, Class B(a)	51,032	223,839
Saab AB, Class B	14,840	342,144
Sandvik AB(a)	65,710	1,343,923
Securitas AB, Class B(a)	68,001	730,286
Skandinaviska Enskilda Banken AB, Class A	163,220	2,512,811
Skandinaviska Enskilda Banken AB, Class C	1,859	29,244
Skanska AB, Class B(a)	34,809	679,122
SKF AB, Class B	42,737	793,324
SSAB AB, Class A	34,678	178,606
SSAB AB, Class B(a)	94,459	477,689
Svenska Cellulosa AB S.C.A., Class B(a)	51,291	696,795
Svenska Handelsbanken AB, Class A	165,988	1,675,739
Svenska Handelsbanken AB, Class B(a)	3,978	49,105
Swedbank AB, Class A	118,053	2,511,391
Tele2 AB, Class B(a)	104,913	1,078,732
Telefonaktiebolaget LM Ericsson, Class B(a)	443,749	3,033,240
Telia Co. AB(a)	579,980	1,684,591
Trelleborg AB, Class B	11,791	437,641
Volvo AB, Class A	19,735	512,267
Volvo AB, Class B	147,448	3,759,941
Volvo Car AB, Class B(a)(b)	159,212	450,558
		40,979,057
Switzerland-4.16%
ABB Ltd.	66,162	3,666,438
Adecco Group AG	24,388	830,065
Avolta AG(b)	8,376	315,914
Baloise Holding AG(a)	3,924	702,107
Barry Callebaut AG(a)	299	480,642
Chocoladefabriken Lindt & Spruengli AG	3	370,122
Chocoladefabriken Lindt & Spruengli AG, PC(a)	28	350,219
Cie Financiere Richemont S.A.(a)	20,205	3,075,797
Clariant AG(a)(b)	26,390	391,840
DSM-Firmenich AG	3,709	473,795
Galenica AG(b)(c)	3,285	285,303
Geberit AG	1,339	852,457
Georg Fischer AG	5,419	398,306
Givaudan S.A.	266	1,301,519
Helvetia Holding AG(a)	3,188	475,167
Julius Baer Group Ltd.	19,734	1,077,215
Kuehne + Nagel International AG, Class R(a)(b)	3,317	1,026,847
Logitech International S.A., Class R	5,121	460,643
Lonza Group AG	2,280	1,521,468
Nestle S.A.	144,979	14,681,543
Novartis AG	114,486	12,821,391
Partners Group Holding AG	518	697,042
PSP Swiss Property AG	2,974	396,646
Sandoz Group AG	38,862	1,685,161
Schindler Holding AG	894	234,101
Schindler Holding AG, PC	1,920	512,582
SGS S.A.(a)	9,172	1,001,340
SIG Group AG(a)(b)	19,177	401,949

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Switzerland-(continued)
Sika AG(b)	3,891	$ 1,179,345
Sonova Holding AG, Class A	1,588	485,826
Swatch Group AG (The)(a)	5,547	224,338
Swatch Group AG (The), BR(a)	3,037	623,961
Swiss Life Holding AG(a)	2,985	2,284,911
Swiss Prime Site AG(a)	5,611	561,259
Swisscom AG	2,430	1,485,192
UBS Group AG(b)	236,606	7,166,050
Zurich Insurance Group AG	11,791	6,472,492
		70,970,993
Thailand-0.02%
Thai Beverage PCL	795,284	300,253
United Kingdom-12.13%
3i Group PLC	57,420	2,307,000
abrdn PLC	277,318	605,721
Admiral Group PLC	23,899	845,398
Ashtead Group PLC	20,561	1,479,466
Associated British Foods PLC	30,302	966,030
AstraZeneca PLC	56,825	9,027,273
Aviva PLC	237,354	1,524,958
B&M European Value Retail S.A.	106,911	642,804
BAE Systems PLC	194,047	3,232,694
Barclays PLC	3,936,962	11,822,883
Barratt Developments PLC	181,593	1,228,281
Beazley PLC	48,952	429,761
Bellway PLC	12,709	467,848
Berkeley Group Holdings PLC (The)	9,172	598,474
British American Tobacco PLC	329,957	11,633,687
British Land Co. PLC (The)	110,442	583,885
BT Group PLC(a)	939,250	1,699,244
Bunzl PLC	23,305	975,254
Burberry Group PLC(a)	36,271	361,060
Centrica PLC	806,863	1,373,717
Compass Group PLC	85,721	2,638,103
Croda International PLC	8,079	419,442
DCC PLC	7,795	536,659
Diageo PLC	110,859	3,444,487
Direct Line Insurance Group PLC	150,499	364,387
Drax Group PLC	78,442	653,396
DS Smith PLC	158,724	927,216
Entain PLC	49,544	363,366
Haleon PLC	493,801	2,217,385
Halma PLC	10,838	370,574
Harbour Energy PLC	110,210	443,789
Hiscox Ltd.	25,023	408,510
Howden Joinery Group PLC	31,731	383,319
HSBC Holdings PLC	1,822,646	16,481,345
IG Group Holdings PLC	47,296	569,526
IMI PLC	13,897	338,079
Imperial Brands PLC	92,991	2,560,845
Inchcape PLC	33,708	364,988
Informa PLC	69,851	779,848
InterContinental Hotels Group PLC	4,824	485,782
Intermediate Capital Group PLC	17,189	484,842
International Consolidated Airlines Group S.A.(a)(b)	164,027	349,315
Intertek Group PLC	9,769	633,664
Investec PLC	46,666	368,932
ITV PLC	439,019	452,811
J Sainsbury PLC	245,036	866,785
JD Sports Fashion PLC	221,714	374,772
	Shares	Value
United Kingdom-(continued)
Johnson Matthey PLC(a)	28,378	$ 597,418
Just Eat Takeaway.com N.V.(a)(b)(c)	32,693	417,096
Kingfisher PLC	298,427	1,059,099
Land Securities Group PLC	78,584	641,457
Legal & General Group PLC(a)	570,403	1,697,561
Lloyds Banking Group PLC	6,752,319	5,167,389
London Stock Exchange Group PLC	18,213	2,215,385
M&G PLC	195,006	531,760
Man Group PLC	100,759	316,303
Marks & Spencer Group PLC	300,358	1,266,566
Melrose Industries PLC	81,890	619,322
National Grid PLC	416,023	5,268,803
NatWest Group PLC	1,220,314	5,769,725
Next PLC	6,285	732,524
Pearson PLC	60,317	818,128
Pennon Group PLC	35,430	282,150
Persimmon PLC	53,129	1,084,018
Phoenix Group Holdings PLC	98,734	693,700
Reckitt Benckiser Group PLC	40,108	2,152,371
RELX PLC	52,690	2,485,803
Rentokil Initial PLC	114,648	699,042
Rolls-Royce Holdings PLC(b)	194,207	1,121,525
RS Group PLC	33,094	347,712
Sage Group PLC (The)	33,493	467,199
Schroders PLC	74,317	374,953
Segro PLC	77,236	908,527
Severn Trent PLC(a)	18,138	598,976
Shell PLC	1,183,384	43,167,978
Smith & Nephew PLC(a)	64,214	926,248
Smiths Group PLC	26,273	602,711
Spectris PLC	5,995	233,935
Spirax Group PLC	2,370	275,800
SSE PLC	123,089	2,973,105
St. James’s Place PLC(a)	75,989	668,589
Standard Chartered PLC	301,741	2,973,450
Subsea 7 S.A.	23,964	460,673
Tate & Lyle PLC	44,998	380,020
Taylor Wimpey PLC	569,979	1,166,618
Tesco PLC	864,094	3,680,384
Tritax Big Box REIT PLC	135,471	287,980
Unilever PLC	195,134	11,970,573
United Utilities Group PLC	60,700	805,391
Virgin Money UK PLC	145,435	402,376
Vistry Group PLC(b)	32,562	578,848
Vodafone Group PLC	5,077,806	4,724,678
Weir Group PLC (The)	14,836	387,220
Whitbread PLC	11,383	425,468
WPP PLC	138,233	1,332,717
		206,846,879
United States-4.96%
Alcon, Inc.	18,381	1,741,105
Amcor PLC, CDI	167,966	1,775,749
Bausch Health Cos., Inc.(a)(b)	73,931	445,261
BP PLC	3,200,752	18,864,289
Brookfield Renewable Corp., Class A	11,440	321,392
CRH PLC	46,436	3,955,642
Experian PLC	26,024	1,227,423
Ferguson PLC	9,985	2,210,431
Ferrovial SE	18,845	749,209
GSK PLC	350,968	6,816,116
Holcim AG(b)	53,013	4,952,899
Qiagen N.V.(a)(b)	9,537	426,009

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
United States-(continued)
Roche Holding AG	49,875	$ 16,193,439
Roche Holding AG, BR(a)	2,079	731,695
Sanofi S.A.	110,691	11,418,513
Signify N.V.	22,187	549,796
Smurfit WestRock PLC(b)	30,337	1,344,731
Stellantis N.V.	329,354	5,489,896
Swiss Re AG(a)	31,342	3,861,448
Tenaris S.A.	36,425	577,043
Waste Connections, Inc.	5,900	1,048,713
		84,700,799
Zambia-0.07%
First Quantum Minerals Ltd.	101,370	1,240,112
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $1,415,915,016)		1,702,786,204
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.76%
Invesco Private Government Fund, 5.30%(e)(f)(g)	36,668,722	$ 36,668,722
Invesco Private Prime Fund, 5.48%(e)(f)(g)	95,726,297	95,755,015
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $132,423,737)		132,423,737
TOTAL INVESTMENTS IN SECURITIES-107.58% (Cost $1,548,338,753)		1,835,209,941
OTHER ASSETS LESS LIABILITIES-(7.58)%		(129,375,470)
NET ASSETS-100.00%		$1,705,834,471

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2024.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $14,331,446, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$39,451,991	$(39,451,991)	$-	$-	$-	$23,446
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,489,437	172,346,276	(169,166,991)	-	-	36,668,722	1,389,686*
Invesco Private Prime Fund	86,337,423	370,969,629	(361,561,345)	(2,256)	11,564	95,755,015	3,729,466*
Total	$119,826,860	$582,767,896	$(570,180,327)	$(2,256)	$11,564	$132,423,737	$5,142,598

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Australia-6.30%
Accent Group Ltd.(a)	93,377	$ 133,536
ALS Ltd.	78,402	790,474
Amotiv Ltd.	31,805	224,509
AMP Ltd.	859,717	665,254
Ansell Ltd.	20,780	371,393
ARB Corp. Ltd.	8,222	225,980
Atlas Arteria Ltd.	137,925	471,941
AUB Group Ltd.	7,852	165,511
Bapcor Ltd.(a)	99,117	332,031
Beach Energy Ltd.	551,152	536,255
Bega Cheese Ltd.	68,829	200,906
Breville Group Ltd.	14,745	282,307
Brickworks Ltd.	12,204	229,673
BWP Trust	85,364	199,559
CAR Group Ltd.	19,015	432,725
Centuria Capital Group	132,950	147,588
Centuria Industrial REIT	122,857	255,118
Challenger Ltd.	91,184	419,184
Champion Iron Ltd.	81,291	333,362
Charter Hall Group	94,932	786,041
Charter Hall Long Wale REIT(a)	167,288	388,891
Charter Hall Retail REIT	120,046	273,581
Cleanaway Waste Management Ltd.	409,565	754,198
Cochlear Ltd.	3,154	710,570
Collins Foods Ltd.	27,656	165,424
Coronado Global Resources, Inc., CDI(a)(b)	276,055	259,580
Corporate Travel Management Ltd.	10,243	89,896
Credit Corp. Group Ltd.	13,025	148,163
Data# 3 Ltd.	30,502	175,675
Deterra Royalties Ltd.	43,018	112,082
Domino’s Pizza Enterprises Ltd.	13,606	291,152
Downer EDI Ltd.	102,561	334,192
Eagers Automotive Ltd.	27,326	189,502
EBOS Group Ltd.	10,846	231,911
Elders Ltd.(a)	60,075	373,460
Flight Centre Travel Group Ltd.(a)	15,829	229,570
GrainCorp Ltd., Class A	67,638	398,834
Growthpoint Properties Australia Ltd.	104,485	158,973
Harvey Norman Holdings Ltd.(a)	233,971	731,831
Healius Ltd.(a)(c)	211,962	209,001
Helia Group Ltd.	96,573	251,618
HomeCo Daily Needs REIT(b)	339,878	281,864
IDP Education Ltd.(a)	16,595	161,898
IGO Ltd.	97,621	353,793
Iluka Resources Ltd.(a)	107,283	424,538
Ingenia Communities Group	67,585	231,698
Inghams Group Ltd.	179,519	441,942
Insignia Financial Ltd.(a)	185,460	335,462
IPH Ltd.	30,468	121,960
IRESS Ltd.(a)(c)	48,895	339,399
Johns Lyng Group Ltd.	37,600	146,335
Kelsian Group Ltd.(a)	30,375	104,133
Lottery Corp. Ltd. (The)	191,787	622,428
Lynas Rare Earths Ltd.(a)(c)	85,300	349,802
Magellan Financial Group Ltd.(a)	73,029	487,371
McMillan Shakespeare Ltd.	16,375	191,509
Monadelphous Group Ltd.	17,849	151,171
National Storage REIT	237,870	383,663
New Hope Corp. Ltd.(a)	157,434	500,658
NEXTDC Ltd.(c)	27,589	301,762
nib holdings Ltd.(a)	79,541	391,110
	Shares	Value
Australia-(continued)
Nine Entertainment Co. Holdings Ltd.	252,931	$ 240,314
NRW Holdings Ltd.	79,080	172,475
Nufarm Ltd.	101,978	310,317
OceanaGold Corp.	194,735	479,278
Perpetual Ltd.	23,271	336,895
Perseus Mining Ltd.	237,831	392,918
PEXA Group Ltd.(c)	17,029	153,455
Pilbara Minerals Ltd.(a)	96,940	185,474
Premier Investments Ltd.	14,129	305,758
Qube Holdings Ltd.	277,648	692,582
Ramelius Resources Ltd.(a)	191,344	242,399
REA Group Ltd.(a)	2,040	272,579
Reece Ltd.	23,325	420,991
Region RE Ltd.	327,147	484,933
Regis Resources Ltd.(a)(c)	307,003	335,792
Resolute Mining Ltd.(c)	827,164	351,090
Sandfire Resources Ltd.(c)	99,788	566,906
SEEK Ltd.	37,400	536,556
Seven Group Holdings Ltd.	25,988	664,891
Sigma Healthcare Ltd.(a)	273,880	232,497
SmartGroup Corp. Ltd.	21,179	119,629
Star Entertainment Group Ltd. (The)(a)(c)	1,426,402	540,236
Steadfast Group Ltd.	98,949	419,343
Super Retail Group Ltd.	47,765	498,113
Tabcorp Holdings Ltd.(a)	759,111	319,726
Technology One Ltd.	12,486	167,796
TPG Telecom Ltd.	90,940	282,073
Ventia Services Group Pty. Ltd.	167,229	479,391
Waypoint REIT Ltd.	129,201	213,452
Webjet Ltd.(a)(c)	32,498	189,081
West African Resources Ltd.(c)	321,731	314,085
Westgold Resources Ltd.(a)	113,469	193,389
Yancoal Australia Ltd.(a)	200,070	926,278
		32,044,639
Austria-0.56%
AT&S Austria Technologie & Systemtechnik AG(a)(c)	12,075	257,538
CA Immobilien Anlagen AG(a)	8,086	264,246
EVN AG	11,076	361,958
Immofinanz AG(c)	7,629	226,197
Kontron AG(a)	9,142	194,092
Lenzing AG(a)(c)	7,141	248,432
Schoeller-Bleckmann Oilfield Equipment AG(a)	2,895	114,969
Telekom Austria AG	20,707	191,804
UNIQA Insurance Group AG	19,535	167,420
Verbund AG	9,999	800,674
		2,827,330
Belgium-1.34%
Ackermans & van Haaren N.V.	3,436	659,590
Aedifica S.A.	11,052	703,211
Azelis Group N.V.(a)	16,247	307,666
Barco N.V.(a)	15,240	196,575
Bekaert S.A.	6,516	266,668
Deme Group N.V.	1,096	197,585
D’Ieteren Group	2,548	585,628
Euronav N.V.(a)	5,490	98,616
Fagron	6,806	140,225
Galapagos N.V.(a)(c)	9,117	244,862
KBC Ancora	4,671	227,452
Lotus Bakeries N.V.(a)	16	173,829
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Belgium-(continued)
Melexis N.V.(a)	3,099	$ 270,119
Montea N.V.(a)	2,457	212,964
Shurgard Self Storage Ltd.	2,899	113,246
Sofina S.A.(a)	2,810	664,089
Solvay S.A., Class A(a)	22,946	807,468
Warehouses De Pauw C.V.A.(a)	25,411	689,631
Xior Student Housing N.V.(a)(b)	8,065	271,414
		6,830,838
Bermuda-0.03%
Conduit Holdings Ltd.	24,932	167,485
Brazil-0.05%
ERO Copper Corp.(c)	11,946	233,481
Canada-9.28%
Advantage Energy Ltd.(c)	47,187	328,938
Aecon Group, Inc.	38,778	472,427
Ag Growth International, Inc.	4,340	178,978
Alamos Gold, Inc., Class A(a)	49,792	848,099
Algoma Steel Group, Inc.	59,852	526,838
Altus Group Ltd.	4,493	187,857
Aritzia, Inc.(c)	9,889	324,420
Artis REIT(a)	41,330	201,646
ATCO Ltd., Class I	27,476	851,856
Athabasca Oil Corp.(c)	89,264	365,727
ATS Corp.(c)	8,512	255,647
Badger Infrastructure Solutions Ltd.	4,288	121,055
Ballard Power Systems, Inc.(a)(c)	50,096	113,504
Baytex Energy Corp.	215,901	801,746
Birchcliff Energy Ltd.	117,636	510,072
Bird Construction, Inc.	11,572	216,873
BlackBerry Ltd.(c)	75,498	181,989
Boardwalk REIT, Class E	6,678	377,056
Boralex, Inc., Class A	16,216	402,157
Boyd Group Services, Inc.	1,713	287,036
Brookfield Asset Management Ltd., Class A	6,260	273,066
Brookfield Business Corp., Class A	7,213	161,391
Brookfield Infrastructure Corp., Class A(a)	18,478	719,083
BRP, Inc.	7,032	509,183
Canada Goose Holdings, Inc.(c)	10,821	124,781
Canadian Western Bank	32,183	1,111,478
Canfor Corp.(c)	31,127	356,909
Capstone Copper Corp.(c)	103,152	692,932
Cardinal Energy Ltd.(a)	35,204	175,071
Cascades, Inc.	25,048	176,421
Centerra Gold, Inc.	95,524	640,307
CES Energy Solutions Corp.	47,515	284,103
Chartwell Retirement Residences	53,420	529,772
Chemtrade Logistics Income Fund	38,893	266,053
Choice Properties REIT	53,188	533,632
Cineplex, Inc.(c)	37,613	250,490
Cogeco Communications, Inc.	5,440	249,269
Cogeco, Inc.	4,555	180,393
Colliers International Group, Inc.(a)	2,895	389,933
Converge Technology Solutions Corp.	58,447	178,119
Crew Energy, Inc.(c)	44,754	132,825
Crombie REIT	27,261	269,166
CT REIT(a)	16,896	176,121
Definity Financial Corp.	9,558	332,242
dentalcorp Holdings Ltd.(c)	29,631	170,521
Descartes Systems Group, Inc. (The)(c)	3,720	378,126
Dream Industrial REIT(a)	54,292	529,774
Dundee Precious Metals, Inc.	45,120	381,158
	Shares	Value
Canada-(continued)
Enerflex Ltd.	54,532	$ 305,138
Enghouse Systems Ltd.	6,852	152,421
EQB, Inc.	4,633	323,198
Equinox Gold Corp.(c)	108,136	606,648
Exchange Income Corp.(a)	6,945	244,278
Fiera Capital Corp.	37,301	220,601
First Majestic Silver Corp.	52,765	326,188
FirstService Corp.	3,050	531,490
Fortuna Mining Corp., Class C(c)	114,854	552,882
Freehold Royalties Ltd.(a)	16,753	171,720
goeasy Ltd.	1,645	241,954
Granite REIT	13,500	725,010
H&R REIT	91,136	633,984
Hudbay Minerals, Inc.	65,852	549,144
IAMGOLD Corp.(c)	245,715	1,012,066
IGM Financial, Inc.	23,514	665,871
Innergex Renewable Energy, Inc.	73,636	505,849
Interfor Corp.(c)	33,263	436,540
International Petroleum Corp.(c)	28,621	412,704
InterRent REIT	30,672	283,085
Ivanhoe Mines Ltd., Class A(a)(c)	19,849	259,347
Kelt Exploration Ltd.(c)	46,793	204,928
Killam Apartment REIT(a)	28,574	383,276
Labrador Iron Ore Royalty Corp.	10,192	226,350
Laurentian Bank of Canada(a)	20,137	389,781
Lightspeed Commerce, Inc.(c)	27,868	372,999
Linamar Corp.	14,402	717,989
Lundin Gold, Inc.	10,876	188,162
Major Drilling Group International, Inc.(c)	21,271	145,199
Maple Leaf Foods, Inc.	18,286	333,700
Martinrea International, Inc.	19,893	163,873
Mattr Corp.(c)	17,159	217,989
MTY Food Group, Inc.	3,678	121,300
Mullen Group Ltd.	25,298	273,774
New Gold, Inc.(c)	226,881	523,906
NFI Group, Inc.(c)	20,779	257,961
North West Co., Inc. (The)	10,627	343,938
NorthWest Healthcare Properties REIT(a)	154,107	558,888
Nuvei Corp.(b)	8,006	264,384
NuVista Energy Ltd.(c)	57,586	557,331
Obsidian Energy Ltd.(c)	48,849	365,276
Osisko Gold Royalties Ltd.(a)	17,900	313,699
Pan American Silver Corp.	52,956	1,216,710
Paramount Resources Ltd., Class A	16,313	353,668
Park Lawn Corp.	9,083	174,040
Pason Systems, Inc.	14,867	176,064
Peyto Exploration & Development Corp.(a)	48,118	514,113
PrairieSky Royalty Ltd.	28,341	569,302
Precision Drilling Corp.(c)	6,672	513,012
Premium Brands Holdings Corp.	6,541	442,143
Primaris REIT	17,493	172,467
Quebecor, Inc., Class B	14,961	330,313
RB Global, Inc.(a)	10,614	845,079
Richelieu Hardware Ltd.	7,401	218,475
Russel Metals, Inc.	18,540	538,706
Sandstorm Gold Ltd.	52,121	299,193
Secure Energy Services, Inc.	50,943	449,524
Sienna Senior Living, Inc.	28,553	320,781
Silvercorp Metals, Inc.	53,610	198,692
Slate Grocery REIT, Class U	18,559	160,004
Sleep Country Canada Holdings, Inc.(b)	7,057	178,896
Stelco Holdings, Inc.(a)	23,757	1,142,750

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Canada-(continued)
Stella-Jones, Inc.(a)	9,386	$ 631,123
SunOpta, Inc.(c)	22,307	118,038
Superior Plus Corp.	74,490	430,294
Tamarack Valley Energy Ltd.	115,487	342,753
Taseko Mines Ltd.(c)	85,255	186,377
Topaz Energy Corp.	13,304	250,296
Torex Gold Resources, Inc.(c)	31,652	501,547
TransAlta Corp.	81,079	610,389
Transcontinental, Inc., Class A	25,340	298,992
Trican Well Service Ltd.	41,937	153,000
Westshore Terminals Investment Corp.	10,285	172,354
Whitecap Resources, Inc.(a)	92,774	714,550
Winpak Ltd.	5,409	186,219
		47,220,925
China-0.85%
AAC Technologies Holdings, Inc.	297,108	1,085,821
BOC Aviation Ltd.(b)	27,376	240,223
Budweiser Brewing Co. APAC Ltd.(a)(b)	299,150	364,173
Chow Tai Fook Jewellery Group Ltd.(a)	398,807	362,459
CITIC Telecom International Holdings Ltd.(a)	384,834	102,465
ESR Group Ltd.(b)	418,423	634,169
Jinchuan Group International Resources Co. Ltd.	2,220,332	156,321
MMG Ltd.(c)	1,207,579	375,629
Nexteer Automotive Group Ltd.	613,057	266,035
Powerlong Real Estate Holdings Ltd.(a)(c)	1,485,764	114,114
VSTECS Holdings Ltd.	398,042	219,096
Wharf (Holdings) Ltd. (The)(a)	142,524	391,339
		4,311,844
Colombia-0.15%
Aris Mining Corp.(c)	46,423	207,004
Parex Resources, Inc.	37,780	566,379
		773,383
Denmark-1.72%
Alm Brand A/S(a)	148,133	282,479
Bavarian Nordic A/S(a)(c)	6,675	179,509
D/S Norden A/S	15,069	651,630
Demant A/S(c)	7,027	269,019
Dfds A/S(a)	9,718	266,347
FLSmidth & Co. A/S(a)	15,433	787,327
GN Store Nord A/S(a)(c)	24,367	638,336
H Lundbeck A/S, Class A	10,710	57,620
H. Lundbeck A/S	79,386	496,630
Matas A/S	10,485	179,111
NKT A/S(c)	6,644	597,834
Novonesis (Novozymes) B, Class B(a)	12,069	768,325
Ringkjoebing Landbobank A/S	2,191	388,260
ROCKWOOL A/S, Class B	1,647	727,977
Royal Unibrew A/S(c)	9,418	739,548
Scandinavian Tobacco Group A/S(b)	8,956	131,173
Spar Nord Bank A/S	11,512	234,717
Sydbank A/S	14,256	769,041
Topdanmark A/S	10,326	562,428
		8,727,311
Egypt-0.15%
Centamin PLC	469,362	763,840
Faroe Islands-0.08%
Bakkafrost P/F	7,736	403,267
	Shares	Value
Finland-0.60%
Cargotec OYJ, Class B	9,923	$ 505,960
Citycon OYJ	36,338	159,959
Kalmar OYJ, Class B(c)	9,923	293,354
Kemira OYJ	14,642	331,142
Kojamo OYJ(a)(c)	55,490	549,119
Metsa Board OYJ(a)	45,514	347,710
Nokian Renkaat OYJ(a)	81,047	739,495
Tokmanni Group Corp.(a)	10,687	130,793
		3,057,532
France-3.07%
Aeroports de Paris S.A.(a)	5,499	722,982
Alten S.A.	4,389	483,483
ARGAN S.A.	1,648	134,639
Ayvens S.A.(a)(b)	111,475	738,841
Beneteau S.A.(a)	13,884	135,515
bioMerieux	4,486	474,265
Clariane SE(c)	147,857	291,993
Coface S.A.	36,140	547,891
Dassault Aviation S.A.	3,559	716,708
Derichebourg S.A.	35,588	183,538
Elior Group S.A.(a)(b)(c)	97,336	338,311
Eramet S.A.(a)	5,926	503,704
Euroapi S.A.(a)(c)	25,977	104,681
Eutelsat Communications SACA(a)(c)	50,271	259,915
Fnac Darty S.A.(a)	5,233	155,439
Gaztransport Et Technigaz S.A.	2,904	428,626
ICADE(a)	16,136	359,692
ID Logistics Group SACA(a)(c)	477	230,724
Imerys S.A.	14,110	480,040
Ipsen S.A.	5,277	593,866
Ipsos S.A.(a)	7,325	452,993
JCDecaux SE(c)	13,719	285,921
La Francaise des Jeux SAEM(b)	14,517	563,948
Mercialys S.A.	40,284	511,326
Mersen S.A.	5,388	187,155
Metropole Television S.A.	9,388	122,718
Neoen S.A.(b)	6,462	269,352
Nexity S.A.(a)(c)	22,152	250,014
OPmobility SE	26,839	281,858
Remy Cointreau S.A.(a)	3,225	255,103
Rubis S.C.A.(a)	27,790	870,873
Sartorius Stedim Biotech	1,107	221,549
Societe BIC S.A.	4,409	276,717
SOITEC(a)(c)	2,231	288,010
Solutions 30 SE(a)(c)	56,152	93,634
Television Francaise 1 S.A.	16,793	147,827
Trigano S.A.	2,017	236,812
Vallourec SACA(a)(c)	50,328	815,810
Verallia S.A.(b)	19,249	566,559
Virbac SACA	463	176,356
Viridien(c)	16,784	873,337
		15,632,725
Georgia-0.10%
Bank of Georgia Group PLC	5,443	318,802
TBC Bank Group PLC	5,267	209,721
		528,523
Germany-3.03%
1&1 AG	10,614	170,903
AIXTRON SE	5,284	123,505
Auto1 Group SE(a)(b)(c)	74,870	631,932

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Germany-(continued)
Bechtle AG	14,956	$ 661,598
Bilfinger SE	6,446	362,014
CANCOM SE	11,623	412,534
Carl Zeiss Meditec AG, BR	2,693	184,608
CompuGroup Medical SE & Co. KGaA	5,091	88,254
CTS Eventim AG & Co. KGaA	3,717	327,807
Deutsche Pfandbriefbank AG(a)(b)(c)	114,043	644,796
Deutsche Wohnen SE	8,114	161,204
Deutz AG	55,898	322,397
Duerr AG	24,772	545,766
DWS Group GmbH & Co. KGaA(b)	14,906	564,543
Encavis AG(c)	16,230	298,562
Evotec SE(a)(c)	21,399	201,919
Fielmann Group AG	4,298	194,639
flatexDEGIRO AG	14,626	206,856
Fraport AG Frankfurt Airport Services Worldwide(c)	9,836	500,034
Gerresheimer AG	6,410	664,147
Grand City Properties S.A.(a)(c)	29,300	345,590
Hamburger Hafen und Logistik AG	9,506	159,440
Hensoldt AG	4,202	155,689
Jenoptik AG	8,913	254,622
Krones AG	3,140	425,404
METRO AG	29,138	132,742
Mutares SE & Co. KGaA	5,831	202,227
Nemetschek SE	1,827	174,668
Nordex SE(a)(c)	41,954	637,394
Rational AG	295	258,408
SAF-Holland SE	9,563	195,787
Salzgitter AG	8,933	160,076
Sartorius AG	115	25,759
Sartorius AG, Preference Shares(a)	1,180	335,436
Scout24 SE(b)	7,866	623,064
SGL Carbon SE(a)(c)	18,349	123,501
Siltronic AG	7,379	602,455
Sirius Real Estate Ltd.	276,072	334,034
Sixt SE	3,471	242,448
Sixt SE, Preference Shares	4,311	239,311
Softwareone Holding AG(c)	21,123	419,940
Stabilus SE(a)	3,898	190,866
Stroeer SE & Co. KGaA(a)	7,987	540,171
Suedzucker AG	27,348	360,446
TeamViewer SE(b)(c)	11,811	159,439
Traton SE	17,639	557,345
Vitesco Technologies Group AG	4,464	270,991
		15,395,271
Ghana-0.03%
Tullow Oil PLC(a)(c)	445,901	175,372
Hong Kong-1.06%
ASMPT Ltd.	55,293	576,854
Cathay Pacific Airways Ltd.(a)	346,661	362,104
CK Infrastructure Holdings Ltd.	113,271	756,155
Cowell e Holdings, Inc.(a)(c)	121,404	332,571
DFI Retail Group Holdings Ltd.	68,559	119,978
Hang Lung Properties Ltd.	568,202	418,224
Hongkong Land Holdings Ltd.	138,010	445,772
Hysan Development Co. Ltd.	91,147	124,843
Kerry Properties Ltd.	94,465	161,069
Man Wah Holdings Ltd.(a)	479,066	283,319
Melco International Development Ltd.(a)(c)	223,315	131,210
Pacific Basin Shipping Ltd.	1,094,177	329,150
	Shares	Value
Hong Kong-(continued)
PCCW Ltd.	443,267	$ 229,804
Sino Land Co. Ltd.	345,311	357,157
Swire Properties Ltd.(a)	170,866	270,341
United Energy Group Ltd.(a)(c)	4,371,087	187,444
United Laboratories International Holdings Ltd. (The)	278,090	320,380
		5,406,375
Indonesia-0.06%
Nickel Industries Ltd.	518,338	289,396
Iraq-0.03%
Gulf Keystone Petroleum Ltd.(a)	99,719	172,529
Ireland-0.29%
Cairn Homes PLC	133,146	272,306
Dalata Hotel Group PLC	39,053	173,474
Glanbia PLC(a)	40,899	818,309
Greencore Group PLC(c)	101,346	234,574
		1,498,663
Israel-1.33%
Airport City Ltd.(a)(c)	10,615	147,460
Alony Hetz Properties & Investments Ltd.(a)	45,897	308,115
Amot Investments Ltd.	41,525	169,026
Ashtrom Group Ltd.(c)	10,330	130,455
Azrieli Group Ltd.	6,170	380,740
Bezeq The Israeli Telecommunication Corp. Ltd.	391,597	445,606
Big Shopping Centers Ltd.(a)(c)	2,563	251,513
Clal Insurance Enterprises Holdings Ltd.(c)	7,987	122,207
Delek Group Ltd.	3,606	375,245
El Al Israel Airlines(a)(c)	93,634	124,472
Elbit Systems Ltd.	3,389	608,826
Energean PLC	11,342	145,537
Enlight Renewable Energy Ltd.(c)	9,125	140,541
Fattal Holdings 1998 Ltd.(c)	1,140	121,297
First International Bank of Israel Ltd. (The)	14,811	601,300
Harel Insurance Investments & Financial Services Ltd.(a)	26,336	237,575
Israel Corp. Ltd.	630	133,161
Melisron Ltd.(a)	4,453	313,737
Mivne Real Estate KD Ltd.	90,772	210,637
Nova Ltd.(c)	1,183	239,100
Oil Refineries Ltd.	367,400	88,889
Perion Network Ltd.(c)	6,688	54,998
Phoenix Holdings Ltd. (The)	24,464	237,404
Plus500 Ltd.	25,845	778,793
Shikun & Binui Ltd.(a)(c)	61,284	139,831
Shufersal Ltd.	21,678	147,604
Strauss Group Ltd.	7,985	117,209
		6,771,278
Italy-2.71%
ACEA S.p.A.	23,463	406,991
Amplifon S.p.A.(a)	11,736	373,366
Anima Holding S.p.A.(b)	75,774	398,660
Ariston Holding N.V.(a)	26,145	106,320
Banca Generali S.p.A.(a)	14,801	643,850
Banca IFIS S.p.A.	12,954	304,181
Banca Mediolanum S.p.A.	68,338	806,779
BFF Bank S.p.A.(a)(b)	39,698	448,903
Brembo N.V.	38,258	429,142
Brunello Cucinelli S.p.A.(a)	1,231	115,024
Buzzi S.p.A.	22,170	869,884

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Italy-(continued)
Credito Emiliano S.p.A.	17,192	$ 188,267
Danieli & C. Officine Meccaniche S.p.A.(a)	3,448	134,319
Danieli & C. Officine Meccaniche S.p.A., RSP	11,066	319,121
Davide Campari-Milano N.V.(a)	40,335	364,012
De’ Longhi S.p.A.	14,812	467,058
DiaSorin S.p.A.(a)	2,831	309,406
doValue S.p.A.(a)(b)(c)	71,975	150,394
Enav S.p.A.(a)(b)	65,583	280,605
ERG S.p.A.(a)	13,217	350,402
F.I.L.A - Fabbrica Italiana Lapis ed Affini - Societa per Azioni	15,338	148,048
Fincantieri S.p.A.(c)	50,666	282,241
Illimity Bank S.p.A.(a)	26,234	134,218
Infrastrutture Wireless Italiane S.p.A.(a)(b)	42,687	474,850
Interpump Group S.p.A.(a)	10,494	455,358
Iren S.p.A.(a)	223,044	453,749
Maire Tecnimont S.p.A.	58,967	468,352
MFE-MediaForEurope N.V., Class A(a)	70,226	239,070
MFE-MediaForEurope N.V., Class B(a)	23,413	108,637
OVS S.p.A.(a)(b)	107,667	304,548
Piaggio & C S.p.A.(a)	67,788	186,758
Prada S.p.A.	59,190	427,332
Recordati Industria Chimica e Farmaceutica S.p.A.	11,727	638,931
Reply S.p.A.	2,134	302,967
Saipem S.p.A.(a)(c)	402,517	956,934
Salvatore Ferragamo S.p.A.(a)	14,119	123,142
Sesa S.p.A.(a)	1,345	147,726
Technogym S.p.A.(a)(b)	17,593	172,574
Webuild S.p.A.	118,594	310,560
Webuild S.p.A., Wts., expiring 08/31/2030(c)	6,553	0
		13,802,679
Japan-32.42%
77 Bank Ltd. (The)	24,287	765,123
ABC-MART, Inc.	18,168	355,910
ACOM Co. Ltd.	110,526	318,664
Activia Properties, Inc.	152	357,118
Adastria Co. Ltd.	7,955	175,268
ADEKA Corp.	18,155	388,536
Advance Residence Investment Corp.(a)	258	540,144
AEON Financial Service Co. Ltd.(a)	70,997	653,063
AEON Hokkaido Corp.(a)	21,322	129,808
AEON Mall Co. Ltd.	46,036	631,672
AEON REIT Investment Corp.(a)	419	360,909
Ahresty Corp.	30,946	153,023
Aica Kogyo Co. Ltd.	13,461	311,698
Aichi Financial Group, Inc.(a)	11,645	211,755
Aichi Steel Corp.	6,130	139,744
Aiful Corp.	92,152	240,088
Ain Holdings, Inc.(a)	13,222	510,654
Air Water, Inc.	34,790	513,896
Aisan Industry Co. Ltd.	20,094	206,202
Alfresa Holdings Corp.	39,020	613,075
Alps Alpine Co. Ltd.	104,882	1,117,412
Amano Corp.	10,537	267,172
Anritsu Corp.	50,308	431,660
Aoyama Trading Co. Ltd.(a)	31,776	325,236
Arata Corp.	6,040	144,316
Arclands Corp.	22,892	276,907
Arcs Co. Ltd.	7,256	131,897
ARE Holdings, Inc.	26,793	365,408
Ariake Japan Co. Ltd.	3,854	138,064
	Shares	Value
Japan-(continued)
artience Co. Ltd.(a)	13,540	$ 288,420
As One Corp.(a)	8,034	173,271
Asahi Intecc Co. Ltd.(a)	11,470	181,511
Asanuma Corp.(a)	30,790	159,619
ASICS Corp.	71,200	1,171,208
ASKUL Corp.(a)	15,177	214,754
Autobacs Seven Co. Ltd.(a)	16,639	183,631
Azbil Corp.	21,091	615,096
Bank of Nagoya Ltd. (The)	6,504	355,330
BayCurrent Consulting, Inc.	9,270	280,022
Bell System24 Holdings, Inc.	12,189	126,783
Bic Camera, Inc.(a)	44,495	502,144
BIPROGY, Inc.	13,792	450,903
BML, Inc.	7,303	145,856
Bunka Shutter Co. Ltd.	11,698	135,826
Calbee, Inc.(a)	16,874	386,579
Canon Marketing Japan, Inc.(a)	13,114	406,424
Capcom Co. Ltd.	20,324	432,523
Casio Computer Co. Ltd.	92,156	744,488
Central Glass Co. Ltd.	11,575	291,952
Chiba Kogyo Bank Ltd. (The)	24,183	172,942
Chiyoda Corp.(a)(c)	87,468	179,633
Chugin Financial Group, Inc.	36,892	414,257
Chugoku Marine Paints Ltd.	10,370	145,494
Citizen Watch Co. Ltd.	78,970	537,979
CKD Corp.	16,533	332,396
Colowide Co. Ltd.(a)	14,924	205,371
Comforia Residential REIT, Inc.(a)	150	310,548
COMSYS Holdings Corp.	33,040	715,215
Cosmos Pharmaceutical Corp.(a)	4,352	388,024
Create SD Holdings Co. Ltd.(a)	7,912	177,213
Dai-Dan Co. Ltd.	13,772	284,209
Daido Steel Co. Ltd.	46,020	462,005
Daihen Corp.	5,481	271,026
Daiichikosho Co. Ltd.	17,934	217,232
Daio Paper Corp.(a)	28,334	168,298
Daiseki Co. Ltd.	7,687	184,435
Daishi Hokuetsu Financial Group, Inc.	10,131	406,694
Daiwa Office Investment Corp.	146	284,703
Daiwa Securities Living Investments Corp.(a)	399	270,225
Daiwabo Holdings Co. Ltd.	24,680	467,322
DCM Holdings Co. Ltd.	31,525	303,600
DeNA Co. Ltd.	35,214	364,404
Denka Co. Ltd.(a)	39,451	575,928
Descente Ltd.	5,879	155,708
Dexerials Corp.	5,427	264,353
DIC Corp.	29,300	603,293
Digital Garage, Inc.	5,700	106,226
DMG Mori Co. Ltd.(a)	31,498	810,373
Doutor Nichires Holdings Co. Ltd.	10,027	155,810
Dowa Holdings Co. Ltd.	15,774	580,910
DTS Corp.	6,146	176,872
Duskin Co. Ltd.	7,682	201,572
DyDo Group Holdings, Inc.	7,090	128,219
Earth Corp.(a)	7,387	246,462
EDION Corp.(a)	23,093	268,748
Elecom Co. Ltd.	11,996	131,473
eRex Co. Ltd.(a)(c)	31,735	150,808
Exedy Corp.	11,282	239,947
EXEO Group, Inc.	49,914	547,044
Ezaki Glico Co. Ltd.(a)	14,947	456,973
Fancl Corp.	11,811	227,883

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
FCC Co. Ltd.	12,362	$ 194,229
Ferrotec Holdings Corp.(a)	21,281	355,438
First Bank of Toyama Ltd. (The)(a)	26,880	236,357
Food & Life Cos. Ltd.	17,609	308,210
FP Corp.	14,266	245,952
Frontier Real Estate Investment Corp.(a)	127	366,752
Fuji Co. Ltd.(a)	10,914	143,407
Fuji Corp.	18,184	306,370
Fuji Media Holdings, Inc.	23,353	293,814
Fuji Oil Co. Ltd.(a)	73,854	227,266
Fuji Oil Holdings, Inc.	16,872	353,341
Fuji Soft, Inc.	6,694	321,664
Fujimi, Inc.	7,382	157,001
Fujitec Co. Ltd.	16,687	485,216
Fujitsu General Ltd.(a)	20,417	268,884
Fukuda Denshi Co. Ltd.	3,020	135,886
Fukuoka REIT Corp.(a)	151	157,363
Fukuyama Transporting Co. Ltd.(a)	7,444	200,621
Futaba Industrial Co. Ltd.	38,678	198,968
Fuyo General Lease Co. Ltd.	3,506	287,545
Geo Holdings Corp.	18,890	208,159
Global One Real Estate Investment Corp.(a)	228	153,354
Glory Ltd.	17,285	314,257
GMO Internet Group, Inc.	15,548	257,256
GMO Payment Gateway, Inc.	2,638	148,486
Godo Steel Ltd.(a)	4,228	138,395
GOLDWIN, Inc.(a)	3,792	234,788
GS Yuasa Corp.	35,667	638,739
GungHo Online Entertainment, Inc.	8,884	172,886
Gunma Bank Ltd. (The)	116,663	801,351
Gunze Ltd.	4,402	163,546
H.I.S. Co. Ltd.(a)(c)	18,441	210,443
H.U. Group Holdings, Inc.	20,231	354,708
H2O Retailing Corp.	36,804	644,547
Hachijuni Bank Ltd. (The)	107,723	773,592
Hagiwara Electric Holdings Co. Ltd.	5,558	141,665
Hamamatsu Photonics K.K.	17,083	493,779
Hanwa Co. Ltd.	9,602	372,057
Happinet Corp.	6,130	133,022
Harmonic Drive Systems, Inc.(a)	5,448	150,086
Hazama Ando Corp.	70,735	572,142
Heiwa Corp.	23,714	340,280
Heiwa Real Estate Co. Ltd.	5,442	157,336
Heiwa Real Estate REIT, Inc.(a)	215	187,478
Heiwado Co. Ltd.	10,006	164,262
Hino Motors Ltd.(a)(c)	217,240	708,203
Hirogin Holdings, Inc.	68,129	558,308
Hisamitsu Pharmaceutical Co., Inc.(a)	14,326	394,474
Hitachi Zosen Corp.	65,413	478,664
Hokkaido Electric Power Co., Inc.	110,587	749,325
Hokkoku Financial Holdings, Inc.	6,363	241,055
Hokuetsu Corp.(a)	47,920	370,085
Hokuhoku Financial Group, Inc.	36,139	512,686
Hokuriku Electric Power Co.	104,684	664,381
Horiba Ltd.	6,802	542,270
Hoshino Resorts REIT, Inc.(a)	63	217,314
Hoshizaki Corp.	18,298	577,300
Hosiden Corp.	12,209	167,888
House Foods Group, Inc.	15,176	299,415
Hulic Reit, Inc.	275	260,817
Hyakugo Bank Ltd. (The)	46,144	208,240
Hyakujushi Bank Ltd. (The)	7,450	164,142
	Shares	Value
Japan-(continued)
Ichigo Office REIT Investment Corp.	279	$ 155,391
Idec Corp.	8,307	171,153
IDOM, Inc.	37,937	290,970
Iino Kaiun Kaisha Ltd.	29,254	249,649
Inaba Denki Sangyo Co. Ltd.	6,725	176,997
Inabata & Co. Ltd.	28,908	648,441
Industrial & Infrastructure Fund Investment Corp.(a)	449	368,845
INFRONEER Holdings, Inc.	61,801	537,668
Internet Initiative Japan, Inc.	16,856	284,332
Invincible Investment Corp.(a)	1,044	472,527
IRISO Electronics Co. Ltd.	7,052	142,952
Ishihara Sangyo Kaisha Ltd.	20,667	215,104
ITO EN Ltd.	15,797	375,554
Itochu Enex Co. Ltd.	12,644	144,457
Itoham Yonekyu Holdings, Inc.	7,053	208,365
Itoki Corp.	11,216	114,501
Iyogin Holdings, Inc.	87,755	888,282
Izumi Co. Ltd.(a)	10,506	250,535
J Trust Co. Ltd.(a)	47,474	130,312
Jaccs Co. Ltd.	8,769	285,870
JAFCO Group Co. Ltd.	26,243	333,226
Japan Airport Terminal Co. Ltd.	6,577	240,463
Japan Aviation Electronics Industry Ltd.	13,038	220,188
Japan Excellent, Inc.	266	211,089
Japan Hotel REIT Investment Corp.	811	413,963
Japan Lifeline Co. Ltd.	18,584	143,771
Japan Logistics Fund, Inc.(a)	164	279,256
Japan Petroleum Exploration Co. Ltd.	11,933	496,481
Japan Prime Realty Investment Corp.	178	386,262
Japan Securities Finance Co. Ltd.	17,405	199,661
Japan Steel Works Ltd. (The)	26,218	749,285
Jeol Ltd.	5,651	229,217
Juroku Financial Group, Inc.	9,688	313,254
JVCKenwood Corp.	93,179	575,324
Kadokawa Corp.	15,634	289,280
Kaga Electronics Co. Ltd.	8,014	291,350
Kagome Co. Ltd.	14,026	327,205
Kakaku.com, Inc.	21,515	298,001
Kaken Pharmaceutical Co. Ltd.	9,959	270,388
Kamigumi Co. Ltd.	18,040	412,452
Kanamoto Co. Ltd.	12,221	229,134
Kandenko Co. Ltd.	32,486	443,913
Kaneka Corp.	13,915	395,458
Kanematsu Corp.	30,337	516,370
Katitas Co. Ltd.	10,773	134,537
KDX Realty Investment Corp.	497	510,675
Keihan Holdings Co. Ltd.	19,503	396,774
Keikyu Corp.	65,832	519,358
Keisei Electric Railway Co. Ltd.	13,168	393,745
Keiyo Bank Ltd. (The)	41,517	235,647
Kewpie Corp.	38,252	978,291
KH Neochem Co. Ltd.	12,012	179,549
Kinden Corp.	30,690	652,514
Kissei Pharmaceutical Co. Ltd.	6,786	157,630
Ki-Star Real Estate Co. Ltd.	5,658	131,428
Kobayashi Pharmaceutical Co. Ltd.	11,262	451,049
Kobe Bussan Co. Ltd.	11,142	293,101
Koei Tecmo Holdings Co. Ltd.(a)	20,061	195,930
Kohnan Shoji Co. Ltd.	7,625	205,246
Kokuyo Co. Ltd.	21,882	368,093
Komeri Co. Ltd.(a)	7,114	174,942

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Komori Corp.	15,664	$ 128,677
KOSE Corp.	8,938	593,154
KPP Group Holdings Co. Ltd.(a)	33,114	164,404
K’s Holdings Corp.	64,236	692,268
Kumagai Gumi Co. Ltd.	11,667	281,478
Kumiai Chemical Industry Co. Ltd.(a)	35,038	184,901
Kureha Corp.	21,055	418,273
Kusuri no Aoki Holdings Co. Ltd.(a)	10,907	226,245
KYB Corp.(a)	10,452	364,702
Kyoritsu Maintenance Co. Ltd.	7,732	150,185
Kyudenko Corp.	13,415	619,394
LaSalle Logiport REIT	366	360,502
Lasertec Corp.	1,011	180,281
Leopalace21 Corp.	120,770	444,680
Life Corp.	8,336	203,054
Lintec Corp.	15,147	342,282
M3, Inc.	39,010	364,406
Mabuchi Motor Co. Ltd.(a)	28,668	442,329
Macnica Holdings, Inc.	13,605	552,031
Makino Milling Machine Co. Ltd.	9,926	447,284
Mandom Corp.	15,287	129,339
Marubun Corp.	16,028	123,251
Maruha Nichiro Corp., Class C	14,921	334,399
Maruichi Steel Tube Ltd.	12,562	306,745
Maruwa Co. Ltd.	696	187,808
Matsui Securities Co. Ltd.	25,351	142,374
Max Co. Ltd.	6,886	173,912
Maxell Ltd.	13,487	155,343
McDonald’s Holdings Co. (Japan) Ltd.(a)	10,794	445,505
Medipal Holdings Corp.	43,741	792,780
Megachips Corp.	4,599	128,837
Megmilk Snow Brand Co. Ltd.	11,689	222,344
Meidensha Corp.	12,241	281,496
Meiko Electronics Co. Ltd.	6,957	282,515
MEITEC Group Holdings, Inc.	14,892	337,510
Menicon Co. Ltd.	13,654	127,728
Mirai Corp.	468	139,038
MIRAIT ONE Corp.	19,515	277,563
Mitsuba Corp.	24,060	167,265
Mitsubishi Estate Logistics REIT Investment Corp.	96	241,499
Mitsubishi Logisnext Co. Ltd.	24,706	219,375
Mitsubishi Logistics Corp.	19,996	704,232
Mitsubishi Paper Mills Ltd.	41,034	190,634
Mitsubishi Shokuhin Co. Ltd.	8,162	288,594
Mitsuboshi Belting Ltd.	4,760	139,991
Mitsui E&S Co. Ltd.(a)	58,865	523,862
Mitsui Fudosan Logistics Park, Inc.(a)	113	317,310
Mitsui High-Tec, Inc.(a)	14,360	111,570
Mitsui Matsushima Holdings Co. Ltd.	8,490	296,242
Mitsui-Soko Holdings Co. Ltd.	7,594	243,274
Miura Co. Ltd.	18,367	426,154
Mixi, Inc.	19,317	383,618
Mizuho Leasing Co. Ltd.	42,378	321,088
Mizuno Corp.	5,940	301,619
Modec, Inc.	12,346	233,529
Monex Group, Inc.	34,024	166,886
MonotaRO Co. Ltd.(a)	18,162	255,301
Mori Hills REIT Investment Corp.(a)	289	247,012
Mori Trust REIT, Inc.(a)	374	173,503
Morinaga & Co. Ltd.	20,318	390,668
Morinaga Milk Industry Co. Ltd.	35,730	857,748
	Shares	Value
Japan-(continued)
Musashi Seimitsu Industry Co. Ltd.	25,836	$ 365,921
Nachi-Fujikoshi Corp.(a)	7,877	175,382
Nagase & Co. Ltd.	18,164	400,559
Nagoya Railroad Co. Ltd.	43,593	529,774
Nakanishi, Inc.(a)	12,150	210,279
Nankai Electric Railway Co. Ltd.	20,406	361,099
Nanto Bank Ltd. (The)	8,328	195,663
NEC Networks & System Integration Corp.	17,115	316,797
NET One Systems Co. Ltd.	25,271	508,410
NEXTAGE Co. Ltd.(a)	10,675	144,169
NHK Spring Co. Ltd.	28,592	315,261
Nichias Corp.	9,612	299,936
Nichicon Corp.	27,359	201,474
Nichiha Corp.	6,040	150,940
Nifco, Inc.	26,337	678,117
Nihon Kohden Corp.	31,398	482,677
Nihon M&A Center Holdings, Inc.	30,938	145,396
Nikkon Holdings Co. Ltd.(a)	11,178	281,642
Nippn Corp.	15,182	238,840
Nippon Accommodations Fund, Inc.(a)	91	388,289
Nippon Carbon Co. Ltd.(a)	3,966	131,400
Nippon Chemi-Con Corp.(a)(c)	20,435	199,379
Nippon Gas Co. Ltd.	23,156	361,591
Nippon Kayaku Co. Ltd.	22,759	191,347
Nippon Light Metal Holdings Co. Ltd.	21,188	249,817
Nippon Paper Industries Co. Ltd.	60,251	388,832
NIPPON REIT Investment Corp.	92	201,781
Nippon Seiki Co. Ltd.	15,464	142,039
Nippon Sheet Glass Co. Ltd.(a)(c)	112,985	318,395
Nippon Shinyaku Co. Ltd.	12,848	294,515
Nippon Shokubai Co. Ltd.	36,700	398,929
Nippon Soda Co. Ltd.	5,682	204,682
Nippon Yakin Kogyo Co. Ltd.	8,319	274,241
Nipro Corp.	42,483	371,860
Nishimatsu Construction Co. Ltd.	10,933	355,907
Nishimatsuya Chain Co. Ltd.(a)	11,709	177,588
Nishi-Nippon Financial Holdings, Inc.	55,494	761,632
Nishi-Nippon Railroad Co. Ltd.	11,020	182,776
Nisshin Oillio Group Ltd. (The)	5,476	189,254
Nisshinbo Holdings, Inc.(a)	52,832	387,479
Nissui Corp.	118,581	710,651
Nitto Boseki Co. Ltd.(a)	5,642	216,365
Nitto Kogyo Corp.(a)	6,962	158,942
NOF Corp.	34,495	494,865
Nojima Corp.	23,768	261,439
NOK Corp.	34,562	510,643
Nomura Co. Ltd.	26,034	150,882
Noritake Co. Ltd.	8,690	231,025
Noritsu Koki Co. Ltd.(a)	8,936	243,801
North Pacific Bank Ltd.	141,454	484,174
Npr-Riken Corp.(a)	10,570	193,823
NS Solutions Corp.	14,342	328,381
NS United Kaiun Kaisha Ltd.(a)	5,901	191,981
NSD Co. Ltd.	10,193	210,011
NTT UD REIT Investment Corp.	304	234,779
OBIC Co. Ltd.	4,375	662,967
Ogaki Kyoritsu Bank Ltd. (The)	9,035	140,395
Okamura Corp.	15,641	231,299
Okasan Securities Group, Inc.	53,096	259,022
Oki Electric Industry Co. Ltd.	38,198	259,968
Okinawa Electric Power Co., Inc. (The)	21,318	156,846
OKUMA Corp.	9,253	465,479

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Okumura Corp.	12,886	$ 440,210
Onward Holdings Co. Ltd.	56,804	211,420
Organo Corp.	3,132	143,215
Orient Corp.	34,439	241,480
ORIX JREIT, Inc.	606	628,716
Osaka Soda Co. Ltd.(a)	2,840	187,811
OSG Corp.	26,218	362,358
Pacific Industrial Co. Ltd.(a)	14,718	154,556
PALTAC Corp.	8,045	247,724
Park24 Co. Ltd.(c)	35,422	379,858
Pasona Group, Inc.	10,545	167,013
Penta-Ocean Construction Co. Ltd.	114,972	511,360
PHC Holdings Corp.(a)	16,892	126,527
Pigeon Corp.	37,475	380,703
Pilot Corp.(a)	10,014	301,365
Piolax, Inc.	7,558	124,577
Pola Orbis Holdings, Inc.(a)	28,217	265,648
Press Kogyo Co. Ltd.(a)	34,894	146,339
Prima Meat Packers Ltd.	9,856	164,289
Raito Kogyo Co. Ltd.	17,251	250,292
Rakuten Bank Ltd.(c)	15,282	342,286
Relo Group, Inc.	33,297	395,908
Rengo Co. Ltd.	74,645	519,925
Resorttrust, Inc.	15,996	269,293
Ricoh Leasing Co. Ltd.	4,812	175,261
Rinnai Corp.	30,461	749,074
Rohto Pharmaceutical Co. Ltd.	25,130	590,420
Round One Corp.	35,668	213,354
Ryobi Ltd.(a)	19,148	265,089
Saizeriya Co. Ltd.(a)	3,805	146,424
Sakata Seed Corp.	6,942	160,793
SAMTY HOLDINGS Co. Ltd.(a)	10,945	200,554
San-A Co. Ltd.	7,084	241,532
Sangetsu Corp.	14,162	282,374
San-In Godo Bank Ltd. (The)	32,637	312,357
Sanken Electric Co. Ltd.	5,480	267,335
Sanki Engineering Co. Ltd.	10,088	157,964
Sankyo Co. Ltd.	36,901	409,330
Sankyu, Inc.	14,095	483,386
Sanyo Denki Co. Ltd.	3,947	191,762
Sanyo Special Steel Co. Ltd.	11,598	164,882
Sapporo Holdings Ltd.	13,392	577,122
Sawai Group Holdings Co. Ltd.	13,214	582,098
Sbi Sumishin Net Bank Ltd.	10,570	202,605
SCSK Corp.	26,956	529,141
Sega Sammy Holdings, Inc.	54,651	888,996
Seiko Group Corp.	12,706	381,281
Seiren Co. Ltd.	11,126	175,327
Sekisui House REIT, Inc.	778	410,045
Senko Group Holdings Co. Ltd.	31,760	243,171
Senshu Ikeda Holdings, Inc.	155,526	403,131
Seria Co. Ltd.	15,093	341,564
Seven Bank Ltd.	241,413	454,876
Shibaura Machine Co. Ltd.(a)	9,386	232,685
Shiga Bank Ltd. (The)	10,028	271,594
Shikoku Electric Power Co., Inc.	59,618	517,883
SHIMAMURA Co. Ltd.	13,196	644,101
Shinko Electric Industries Co. Ltd.	9,956	376,708
Shinmaywa Industries Ltd.	18,102	178,421
Ship Healthcare Holdings, Inc.	20,859	318,860
SHO-BOND Holdings Co. Ltd.	6,036	232,197
Siix Corp.(a)	17,820	149,230
	Shares	Value
Japan-(continued)
Sinfonia Technology Co. Ltd.(a)	7,832	$ 168,394
SKY Perfect JSAT Holdings, Inc.	43,711	258,559
Skylark Holdings Co. Ltd.(a)	46,250	634,454
Socionext, Inc.	15,388	314,796
Sohgo Security Services Co. Ltd.	89,515	576,380
SOSiLA Logistics REIT, Inc.	159	122,584
Sotetsu Holdings, Inc.	13,190	216,356
Square Enix Holdings Co. Ltd.(a)	14,354	485,781
Star Asia Investment Corp.(a)	429	161,951
Star Micronics Co. Ltd.	13,129	185,338
Starts Corp., Inc.	6,704	155,280
Sugi Holdings Co. Ltd.(a)	34,879	596,114
Sumida Corp.(a)	22,895	162,818
Sumitomo Bakelite Co. Ltd.	16,064	456,104
Sumitomo Mitsui Construction Co. Ltd.	51,122	135,229
Sumitomo Osaka Cement Co. Ltd.	16,361	459,752
Sumitomo Pharma Co. Ltd.(a)(c)	236,566	657,215
Sumitomo Riko Co. Ltd.	18,389	186,872
Sumitomo Seika Chemicals Co. Ltd.	4,014	142,462
Sumitomo Warehouse Co. Ltd. (The)	14,499	273,001
Sun Frontier Fudousan Co. Ltd.	11,598	158,638
Sundrug Co. Ltd.	21,473	595,124
Suruga Bank Ltd.(a)	59,205	471,798
SWCC Corp.	9,003	271,957
Tachi-S Co. Ltd.	18,389	245,048
Tadano Ltd.	20,725	155,582
Taikisha Ltd.	6,766	235,187
Taiyo Holdings Co. Ltd.	8,987	215,029
Takara Holdings, Inc.	67,793	515,904
Takasago Thermal Engineering Co. Ltd.	10,962	434,225
Takeuchi Manufacturing Co. Ltd.	7,416	240,530
Takuma Co. Ltd.	14,618	170,799
Tama Home Co. Ltd.	5,596	167,739
Tamura Corp.(a)	33,039	149,319
TBS Holdings, Inc.(a)	8,754	247,912
TechnoPro Holdings, Inc.	18,623	356,840
Teijin Ltd.	87,474	842,997
Toa Corp.	19,606	133,044
TOA ROAD Corp.(a)	16,000	132,713
Toagosei Co. Ltd.(a)	19,339	208,030
Toda Corp.	71,436	517,752
Toei Co. Ltd.	7,297	188,172
Toho Bank Ltd. (The)	79,384	167,252
Toho Co. Ltd.(a)	18,522	666,969
Toho Co. Ltd.	7,832	166,572
Toho Gas Co. Ltd.	25,841	798,278
Toho Holdings Co. Ltd.(a)	23,738	691,977
Tokai Rika Co. Ltd.	18,567	255,318
Tokai Tokyo Financial Holdings, Inc.	77,909	307,059
Token Corp.	2,356	186,025
Tokuyama Corp.	31,540	622,164
Tokyo Century Corp.	40,102	430,178
Tokyo Electron Device Ltd.(a)	2,920	76,658
Tokyo Kiraboshi Financial Group, Inc.	12,239	372,962
Tokyo Ohka Kogyo Co. Ltd.	16,032	416,090
Tokyo Seimitsu Co. Ltd.	6,925	480,737
Tokyo Steel Manufacturing Co. Ltd.	21,361	271,875
Tokyu Construction Co. Ltd.	30,000	157,716
Tokyu REIT, Inc.(a)	224	225,846
TOMONY Holdings, Inc.	106,956	308,513
Tomy Co. Ltd.	21,001	479,453
Topcon Corp.	31,360	327,231

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
TORIDOLL Holdings Corp.(a)	4,962	$ 129,838
Toshiba TEC Corp.	7,868	177,273
Towa Pharmaceutical Co. Ltd.	10,570	215,320
Toyo Construction Co. Ltd.	24,706	252,544
Toyo Engineering Corp.(a)	28,490	154,512
Toyo Seikan Group Holdings Ltd.	38,463	660,564
Toyo Tire Corp.	39,468	653,822
Toyobo Co. Ltd.	29,709	204,168
Toyota Boshoku Corp.	44,682	608,936
Transcosmos, Inc.	8,964	206,733
Trusco Nakayama Corp.(a)	9,399	152,735
TS Tech Co. Ltd.	31,395	419,511
TSI Holdings Co. Ltd.(a)	31,228	188,248
Tsubaki Nakashima Co. Ltd.	30,807	161,549
Tsubakimoto Chain Co.	7,632	330,723
Tsugami Corp.	18,357	203,506
Tsumura & Co.	13,358	355,568
TV Asahi Holdings Corp.	10,849	151,638
UACJ Corp.	10,616	302,689
Ulvac, Inc.(a)	10,422	644,950
United Arrows Ltd.	13,847	195,198
United Super Markets Holdings, Inc.(a)	25,188	150,331
United Urban Investment Corp.	556	529,911
Universal Entertainment Corp.(a)(c)	11,674	118,866
Ushio, Inc.	32,696	469,274
USS Co. Ltd.	70,372	634,218
UT Group Co. Ltd.	6,129	133,000
V Technology Co. Ltd.	7,168	139,873
Valor Holdings Co. Ltd., Class C	7,959	134,889
Valqua Ltd.(a)	4,248	103,899
Wacoal Holdings Corp.	13,116	381,991
Wacom Co. Ltd.	44,907	217,282
Warabeya Nichiyo Holdings Co. Ltd.(a)	10,288	177,370
Welcia Holdings Co. Ltd.	38,329	512,293
Workman Co. Ltd.(a)	7,928	222,359
Yamae Group Holdings Co. Ltd.	10,088	158,233
Yamaguchi Financial Group, Inc.	54,660	685,884
Yamato Kogyo Co. Ltd.	7,439	394,693
Yamazen Corp.	33,866	350,905
Yaoko Co. Ltd.	4,011	244,483
Yellow Hat Ltd.	14,154	247,878
Yokogawa Bridge Holdings Corp.	12,846	232,741
Yoshinoya Holdings Co. Ltd.(a)	11,022	212,001
Zenkoku Hosho Co. Ltd.	10,712	443,474
Zensho Holdings Co. Ltd.	12,261	497,660
Zeon Corp.	60,779	539,885
ZOZO, Inc.	10,764	313,777
		164,990,904
Luxembourg-0.17%
L’Occitane International S.A.	54,446	235,919
RTL Group S.A.	8,671	273,511
SES S.A., FDR(a)	68,443	370,681
		880,111
Macau-0.08%
SJM Holdings Ltd.(a)(c)	599,651	193,436
Wynn Macau Ltd.	313,079	231,242
		424,678
	Shares	Value
Mexico-0.13%
Borr Drilling Ltd.(a)(c)	22,325	$ 151,494
Fresnillo PLC	69,163	522,359
		673,853
Mongolia-0.02%
Mongolian Mining Corp.(c)	101,862	108,877
Netherlands-1.46%
AMG Critical Materials N.V.(a)	12,964	219,544
Arcadis N.V.	12,930	922,743
argenx SE(c)	1,156	589,303
Basic-Fit N.V.(a)(b)(c)	8,537	205,451
Corbion N.V.	18,273	408,515
CTP N.V.(a)(b)	14,081	245,926
Eurocommercial Properties N.V.(a)	5,976	148,733
Flow Traders Ltd.(a)	17,066	284,209
Fugro N.V.	29,080	774,729
JDE Peet’s N.V.(a)	25,889	568,134
Koninklijke BAM Groep N.V.	105,550	437,903
Koninklijke Vopak N.V.(a)	19,509	869,339
PostNL N.V.(a)	333,820	491,268
TKH Group N.V., CVA(a)	10,912	477,038
Van Lanschot Kempen N.V., CVA(a)	14,612	631,676
Wereldhave N.V.	8,856	132,822
		7,407,333
New Zealand-0.66%
a2 Milk Co. Ltd. (The)(a)(c)	101,853	479,730
Auckland International Airport Ltd.	141,580	629,004
Contact Energy Ltd.	35,646	179,961
Fletcher Building Ltd.	128,658	238,419
Infratil Ltd.	41,283	264,326
Mainfreight Ltd.	3,093	136,881
Mercury NZ Ltd.	38,536	157,473
Meridian Energy Ltd.	75,835	292,774
Ryman Healthcare Ltd.(a)(c)	48,872	131,495
Spark New Zealand Ltd.	225,985	579,847
Xero Ltd.(c)	2,793	252,017
		3,341,927
Nigeria-0.08%
Airtel Africa PLC(b)	288,826	423,663
Norway-2.22%
Aker ASA, Class A	3,773	220,835
Aker Solutions ASA, Class A	83,274	397,159
Austevoll Seafood ASA	35,756	294,628
Borregaard ASA	8,127	138,987
Crayon Group Holding ASA(a)(b)(c)	24,069	286,816
DNO ASA	286,085	291,200
Elkem ASA(b)(c)	212,734	443,192
Entra ASA(b)(c)	19,156	215,132
Europris ASA(b)	28,700	171,000
FLEX LNG Ltd.	7,160	192,645
Frontline PLC	24,174	594,484
Gjensidige Forsikring ASA	44,685	754,388
Golden Ocean Group Ltd.	55,421	687,282
Grieg Seafood ASA	23,405	136,241
Hoegh Autoliners ASA	16,042	174,732
Kongsberg Gruppen ASA	7,646	766,383
Leroy Seafood Group ASA	93,365	404,728
MPC Container Ships ASA	268,271	561,592
Nordic Semiconductor ASA(c)	22,406	276,630
Norske Skog ASA(a)(b)	41,470	153,600
Odfjell Drilling Ltd.	30,576	159,668

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Norway-(continued)
Protector Forsikring ASA	7,847	$ 161,827
SalMar ASA	10,178	584,552
Seadrill Ltd.(a)(c)	5,911	325,971
Solstad Offshore ASA(c)	40,835	163,198
SpareBank 1 SMN	13,406	199,671
SpareBank 1 SR-Bank ASA, Class B	16,284	208,790
Stolt-Nielsen Ltd.	8,031	314,351
TGS ASA	103,654	1,267,414
TOMRA Systems ASA	25,913	426,097
Wallenius Wilhelmsen ASA	34,764	322,380
		11,295,573
Peru-0.08%
Hochschild Mining PLC(c)	179,349	418,343
Poland-1.10%
Alior Bank S.A.	18,990	453,928
Allegro.eu S.A.(a)(b)(c)	38,898	356,786
Asseco Poland S.A.(a)	8,367	177,104
Bank Millennium S.A.(a)(c)	74,402	169,860
Budimex S.A.(a)	1,721	276,465
CCC S.A.(a)(c)	10,804	343,032
CD Projekt S.A.(a)	5,535	221,835
Cyfrowy Polsat S.A.(a)(c)	97,408	318,234
Dino Polska S.A.(a)(b)(c)	2,932	260,067
Grupa Kety S.A.	1,240	257,002
Jastrzebska Spolka Weglowa S.A.(a)(c)	39,656	266,608
KRUK S.A.(a)	2,242	250,502
LPP S.A.	120	459,323
mBank S.A.(a)(c)	1,866	292,940
Orange Polska S.A.(a)	141,956	284,095
PGE Polska Grupa Energetyczna S.A.(c)	195,045	358,787
Santander Bank Polska S.A.	5,247	690,177
Tauron Polska Energia S.A.(c)	181,675	173,872
		5,610,617
Portugal-0.29%
CTT-Correios de Portugal S.A.	31,695	143,362
Mota-Engil SGPS S.A.(a)	27,237	106,870
Navigator Co. S.A. (The)	82,766	335,854
NOS SGPS S.A.	53,572	206,084
REN - Redes Energeticas Nacionais SGPS S.A.	164,953	418,573
Sonae SGPS S.A.	251,216	256,074
		1,466,817
Singapore-1.84%
AEM Holdings Ltd.(c)	63,409	79,640
BW LPG Ltd.(b)	33,702	546,469
CapitaLand Ascott Trust	651,882	438,617
CapitaLand India Trust(a)	207,981	169,482
City Developments Ltd.(a)	148,054	587,744
ComfortDelGro Corp. Ltd.	457,957	479,321
ESR-LOGOS REIT	898,719	184,769
Frasers Centrepoint Trust	206,031	340,407
Frasers Logistics & Commercial Trust(b)	665,011	492,196
Hafnia Ltd.	60,202	475,692
Jardine Cycle & Carriage Ltd.	31,716	615,541
Keppel DC REIT	233,672	352,884
Keppel REIT	597,942	391,148
Lendlease Global Commercial REIT	421,420	187,459
Mapletree Industrial Trust	371,193	641,041
Mapletree Pan Asia Commercial Trust	546,411	522,881
NetLink NBN Trust(b)	386,215	245,427
	Shares	Value
Singapore-(continued)
SATS Ltd.	144,865	$ 355,231
Seatrium Ltd.(c)	296,443	372,327
Sembcorp Industries Ltd.	157,322	561,024
Sheng Siong Group Ltd.	118,754	136,723
Suntec REIT	429,864	379,216
Venture Corp. Ltd.	70,170	792,665
		9,347,904
South Africa-0.05%
Scatec ASA(b)(c)	29,283	235,935
South Korea-8.35%
Amorepacific Corp.	6,368	840,433
Amorepacific Corp., Preference Shares	2,071	78,071
AMOREPACIFIC Group	11,505	259,891
Asiana Airlines, Inc.(c)	14,268	103,428
BGF retail Co. Ltd.	4,355	327,080
BH Co. Ltd.	9,857	155,364
BNK Financial Group, Inc.	57,991	400,998
Celltrion, Inc.	4,898	727,540
Cheil Worldwide, Inc.	20,559	265,061
Chong Kun Dang Pharmaceutical Corp.	1,788	144,806
CJ CheilJedang Corp.	1,796	504,198
CJ CheilJedang Corp., Preference Shares	272	30,623
CJ Corp.	8,565	823,061
CJ ENM Co. Ltd.(c)	6,269	347,886
CJ Logistics Corp.	5,280	377,759
Com2uSCorp.	3,920	107,912
Cosmax, Inc.	1,724	193,970
Coway Co. Ltd.	11,679	528,492
Daeduck Electronics Co. Ltd.	10,534	169,095
Daesang Corp.	19,286	341,804
Daesang Holdings Co. Ltd.	20,679	140,739
Daewoo Engineering & Construction Co. Ltd.(a)(c)	81,479	246,790
Daishin Securities Co. Ltd.	6,588	80,774
Daishin Securities Co. Ltd., Preference Shares	4,540	50,520
Daou Data Corp.	12,961	110,240
DB HiTek Co. Ltd.	9,921	391,291
DGB Financial Group, Inc.	36,847	218,125
DL E&C Co. Ltd.(a)	13,221	338,027
DL Holdings Co. Ltd.	4,613	188,306
Dongjin Semichem Co. Ltd.	4,600	120,784
Doosan Bobcat, Inc.	19,401	580,586
Doosan Co. Ltd.	9,571	1,216,579
Ecopro BM Co. Ltd.(c)	923	120,608
Ecopro Co. Ltd.(c)	2,747	184,164
E-MART, Inc.	9,207	403,924
F&F Co. Ltd.	4,452	186,261
Fila Holdings Corp.(a)	8,046	250,132
Green Cross Corp.	1,715	166,548
GS Engineering & Construction Corp.(c)	41,932	604,576
GS Holdings Corp.	9,318	330,961
GS Retail Co. Ltd.	13,519	208,173
Hanjin Kal Corp.	3,044	152,338
Hankook & Co. Co. Ltd.(a)	13,122	150,020
Hanmi Pharm Co. Ltd.	623	130,777
Hanon Systems	60,599	195,431
Hansol Chemical Co. Ltd.	1,375	162,493
Hanwha Aerospace Co. Ltd.	5,679	1,187,980
Hanwha Corp.	12,565	284,749
Hanwha Corp., Third Pfd.	6,261	72,581

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
South Korea-(continued)
Hanwha Investment & Securities Co. Ltd.(c)	39,071	$ 106,848
Hanwha Life Insurance Co. Ltd.	111,460	252,187
Hanwha Ocean Co. Ltd.(c)	15,748	349,447
Hanwha Systems Co. Ltd.	11,467	157,419
Harim Holdings Co. Ltd., Class C	36,190	154,828
HD Hyundai Construction Equipment Co. Ltd.	7,364	318,255
HD Hyundai Electric Co. Ltd.	1,584	356,666
HD Hyundai Heavy Industries Co. Ltd.(c)	3,805	583,152
HD Hyundai Infracore Co. Ltd.(c)	66,421	384,511
HDC Hyundai Development Co-Engineering & Construction, Class E	25,527	426,454
Hite Jinro Co. Ltd.	14,650	221,333
HK inno.N Corp.	4,307	124,197
HL Mando Co. Ltd.	19,480	551,821
Hotel Shilla Co. Ltd.(a)	8,983	326,239
HYBE Co. Ltd.	1,806	230,874
Hyosung Advanced Materials Corp.	1,377	312,057
Hyosung Heavy Industries Corp.	3,019	681,975
Hyosung TNC Corp.	1,188	260,596
Hyundai Department Store Co. Ltd.	6,102	208,312
Hyundai Elevator Co. Ltd.	6,636	205,575
Hyundai Glovis Co. Ltd.	10,086	890,103
Hyundai Marine & Fire Insurance Co. Ltd.	26,902	704,425
Hyundai Mipo Dockyard Co. Ltd.(c)	4,826	411,879
Hyundai Rotem Co. Ltd.	14,952	531,072
Hyundai Steel Co.	23,811	478,209
Hyundai Wia Corp.(a)	8,085	308,895
ITCEN Co. Ltd.(c)	18,138	57,836
JB Financial Group Co. Ltd.	29,531	309,735
Kakao Games Corp.(a)(c)	9,096	123,284
KakaoBank Corp.	13,955	216,914
Kangwon Land, Inc.	25,399	266,397
KCC Corp.	1,383	329,991
KEPCO Plant Service & Engineering Co. Ltd.	6,296	179,951
KG Chemical Corp.	37,369	123,500
KG Dongbu Steel	33,644	153,955
KG Eco Solution Co. Ltd.	18,389	91,227
KIWOOM Securities Co. Ltd.	3,243	312,817
Kolmar Korea Co. Ltd.	5,076	238,545
Kolon Industries, Inc.	6,918	186,423
Korea Aerospace Industries Ltd.	9,418	389,923
Korea Electric Terminal Co. Ltd.	2,913	130,125
Korea Gas Corp.(c)	10,260	331,629
Korea Investment Holdings Co. Ltd.	7,913	420,724
Korea Line Corp.(c)	138,827	218,312
Korea Petrochemical Ind Co. Ltd.	1,769	146,351
Korean Reinsurance Co.	25,102	151,515
Krafton, Inc.(c)	4,198	896,468
Kumho Petrochemical Co. Ltd.	5,315	535,457
L&F Co. Ltd.(c)	1,493	123,301
LG Uplus Corp.	65,301	475,736
LIG Nex1 Co. Ltd.	1,600	232,431
LOTTE Chilsung Beverage Co. Ltd.(a)	1,723	178,088
LOTTE Corp.	10,220	183,355
LOTTE Fine Chemical Co. Ltd.	7,068	238,466
LOTTE Shopping Co. Ltd.	4,460	200,202
LS Electric Co. Ltd.	5,615	750,434
LX International Corp.	22,655	506,004
LX Semicon Co. Ltd.	4,037	219,920
Mirae Asset Securities Co. Ltd.	48,581	273,472
Netmarble Corp.(b)(c)	4,685	215,406
NH Investment & Securities Co. Ltd.	35,065	354,025
	Shares	Value
South Korea-(continued)
NongShim Co. Ltd.	1,109	$ 388,664
OCI Holdings Co. Ltd.	4,346	232,018
Orion Corp.	5,219	332,075
Pan Ocean Co. Ltd.	140,724	396,082
Poongsan Corp.	11,785	499,905
POSCO Future M Co. Ltd.	819	125,817
S-1 Corp.	3,569	145,949
Samsung Biologics Co. Ltd.(b)(c)	634	431,954
Samsung Card Co. Ltd.	4,730	144,640
Samsung Securities Co. Ltd.	16,627	540,445
SD Biosensor, Inc.(c)	20,518	143,220
Seah Besteel Holdings Corp.	9,361	128,780
Sebang Global Battery Co. Ltd.(a)	2,637	176,407
Seegene, Inc.	9,558	149,610
Seoul Semiconductor Co. Ltd.(a)	19,532	129,811
Seoyon E-Hwa Co. Ltd.	8,261	98,046
SFA Engineering Corp.	6,724	123,564
Shinsegae, Inc.	2,886	318,209
Simmtech Co. Ltd.	6,364	140,061
SK IE Technology Co. Ltd.(b)(c)	2,704	73,259
SK Networks Co. Ltd.	39,755	134,129
SK Square Co. Ltd.(c)	13,532	847,255
SKC Co. Ltd.(c)	4,844	479,562
SL Corp.	6,327	170,267
SOLUM Co. Ltd.(c)	6,302	82,714
Soulbrain Co. Ltd.(a)	749	143,353
Sungwoo Hitech Co. Ltd.	39,649	217,144
UNID Co. Ltd.	2,312	144,757
WONIK IPS Co. Ltd.(a)(c)	7,426	204,158
Wooree Bio Co. Ltd.(c)	59,822	223,776
Youngone Corp.	7,039	198,631
Yuhan Corp.	5,879	403,107
		42,468,566
Spain-1.35%
Almirall S.A.	17,884	178,714
Applus Services S.A.(c)	2,145	29,664
Atresmedia Corp. de Medios de Comunicacion S.A.	35,104	177,205
Befesa S.A.(a)(b)	12,923	401,061
CIE Automotive S.A.(a)	6,395	186,841
Construcciones y Auxiliar de Ferrocarriles S.A.	4,359	164,855
Corp ACCIONA Energias Renovables S.A.(a)	12,548	264,096
EDP Renovaveis S.A.(a)	40,919	634,953
Ence Energia y Celulosa S.A.(a)(c)	62,651	220,061
Fluidra S.A.(a)	23,266	518,125
Gestamp Automocion S.A.(b)	73,384	212,816
Indra Sistemas S.A.(a)	31,964	641,266
Inmobiliaria Colonial SOCIMI S.A.(a)	133,547	776,026
Melia Hotels International S.A.(a)	27,430	210,000
Obrascon Huarte Lain S.A.(a)(c)	349,628	120,839
Prosegur Cia de Seguridad S.A.(a)	77,728	144,332
Sacyr S.A.(a)	181,062	639,115
Tecnicas Reunidas S.A.(c)	27,541	343,320
Vidrala S.A.(a)	3,626	376,675
Viscofan S.A.(a)	9,042	602,692
		6,842,656
Sweden-4.70%
AAK AB	25,461	731,693
AddLife AB, Class B(a)	18,431	270,336
Addtech AB, Class B(a)	14,502	466,820

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Sweden-(continued)
AFRY AB	22,093	$ 399,495
Alleima AB	69,102	500,973
Arjo AB, Class B	56,613	219,108
Atrium Ljungberg AB, Class B(a)	7,869	168,135
Avanza Bank Holding AB(a)	13,195	295,107
Axfood AB(a)	25,713	637,211
Beijer Ref AB(a)	23,873	378,668
Betsson AB, Class B(c)	29,784	354,153
Billerud AB	80,085	805,513
Bravida Holding AB(b)	31,337	253,062
Bure Equity AB	4,335	162,275
Catena AB(a)	5,246	266,764
Cibus Nordic Real Estate AB (publ)(a)	16,798	262,214
Cint Group AB(a)(c)	114,741	114,017
Clas Ohlson AB, Class B(a)	9,644	152,791
Cloetta AB, Class B	75,664	162,234
Corem Property Group AB, Class B(a)	158,797	141,423
Corem Property Group AB, Preference Shares(a)	2,530	60,668
Dios Fastigheter AB(a)	22,122	177,201
Dometic Group AB(a)(b)	71,376	489,488
Dustin Group AB(b)(c)	169,982	182,550
Elekta AB, Class B	80,595	506,088
EQT AB(a)	25,864	837,148
Fabege AB(a)	80,009	670,748
Granges AB	14,658	178,753
Hexpol AB	54,951	613,723
Hufvudstaden AB, Class A(a)	20,948	253,504
Indutrade AB(a)	20,905	613,247
Instalco AB(a)(b)	45,123	214,509
Intrum AB(a)	193,404	755,383
Investment AB Latour, Class B(a)	10,895	319,502
JM AB(a)	38,468	747,279
L E Lundbergforetagen AB, Class B(a)	12,935	652,929
Lagercrantz Group AB, Class B(a)	12,243	206,304
Lifco AB, Class B	12,498	370,359
Lindab International AB	13,811	341,486
Loomis AB	14,147	450,113
Modern Times Group MTG AB, Class B(a)(c)	28,596	219,454
Munters Group AB(b)	9,607	207,601
Mycronic AB(a)	5,444	190,481
NCAB Group AB (publ)	35,459	258,889
NCC AB, Class B	29,940	461,771
New Wave Group AB, Class B(a)	15,323	162,128
Nolato AB, Class B(a)	40,819	218,804
Nordnet AB publ(a)	13,443	274,188
Nyfosa AB	40,634	415,151
Pandox AB	12,247	227,397
Peab AB, Class B	51,563	383,922
Ratos AB, Class B	50,482	162,125
Sagax AB, Class B	13,007	320,879
Sagax AB, Class D	7,616	22,313
Samhallsbyggnadsbolaget i Norden AB, Class B(a)	1,839,466	1,166,057
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	241,846	176,686
Scandic Hotels Group AB(a)(b)(c)	51,803	314,899
Stillfront Group AB(a)(c)	142,473	118,710
Storskogen Group AB, Class B(a)	594,263	482,060
Sweco AB, Class B	32,662	526,915
Swedish Orphan Biovitrum AB, Class B(a)(c)	24,965	651,751
Thule Group AB(b)	19,423	536,789
	Shares	Value
Sweden-(continued)
Vitrolife AB(a)	7,251	$ 155,877
Wallenstam AB, Class B(a)	64,279	323,866
Wihlborgs Fastigheter AB(a)	54,375	550,467
		23,912,154
Switzerland-3.15%
Accelleron Industries AG	7,546	372,907
Allreal Holding AG(a)	2,471	439,601
ALSO Holding AG	1,149	347,865
Arbonia AG(a)(c)	11,419	164,750
Aryzta AG(c)	265,474	508,178
Bachem Holding AG(a)	2,124	190,744
Banque Cantonale Vaudoise(a)	4,824	511,856
Belimo Holding AG	792	479,114
BKW AG	3,780	681,925
Bucher Industries AG	1,519	614,330
Burckhardt Compression Holding AG	367	255,576
Cembra Money Bank AG(a)	8,575	747,664
Comet Holding AG	456	182,607
Daetwyler Holding AG, BR(a)	755	156,618
DKSH Holding AG	9,403	734,935
DocMorris AG(a)(c)	1,451	73,420
dormakaba Holding AG(c)	525	317,296
EFG International AG(c)	18,475	264,453
Emmi AG(a)	271	284,161
EMS-Chemie Holding AG(a)	927	772,456
Flughafen Zureich AG(a)	2,656	613,724
Forbo Holding AG	133	142,783
Huber + Suhner AG	2,195	192,008
Implenia AG	4,306	156,048
Inficon Holding AG	132	196,444
International Workplace Group PLC	188,801	419,050
Interroll Holding AG, Class R	51	164,544
Kardex Holding AG	469	142,525
Komax Holding AG, Class R(a)(c)	834	126,770
Landis+Gyr Group AG(c)	5,619	507,481
Mobilezone Holding AG(a)(c)	9,449	153,932
Mobimo Holding AG(a)(c)	738	220,499
OC Oerlikon Corp. AG(a)	59,959	336,901
SFS Group AG(a)	2,718	395,851
Siegfried Holding AG(c)	267	310,603
Stadler Rail AG	13,563	415,249
Straumann Holding AG(a)(c)	3,983	513,344
Sulzer AG	4,097	608,790
Swissquote Group Holding S.A.	627	199,871
Tecan Group AG, Class R(a)(c)	1,032	383,607
Temenos AG	5,669	392,209
u-blox Holding AG(a)(c)	1,413	129,221
Valiant Holding AG	1,745	197,645
VAT Group AG(b)	1,265	632,752
Vontobel Holding AG, Class R(a)	3,634	237,794
Zehnder Group AG	2,071	129,871
		16,019,972
Turkey-0.21%
Eldorado Gold Corp.(c)	63,426	1,074,815
Ukraine-0.02%
Ferrexpo PLC(c)	125,283	93,173
United Arab Emirates-0.04%
Network International Holdings PLC(b)(c)	39,313	197,943
United Kingdom-7.55%
4imprint Group PLC	2,491	195,494

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
United Kingdom-(continued)
888 Holdings PLC(a)(c)	106,429	$ 80,723
AJ Bell PLC	32,509	191,661
Allfunds Group PLC	38,127	229,390
Ascential PLC	27,450	201,324
Ashmore Group PLC	77,340	171,063
ASOS PLC(a)(c)	64,708	300,874
Assura PLC	769,528	402,287
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	68,468	136,665
Auto Trader Group PLC(b)	49,265	516,099
Babcock International Group PLC	55,728	380,089
Balfour Beatty PLC	104,213	563,804
Big Yellow Group PLC	38,863	604,003
Bodycote PLC	24,760	221,985
Breedon Group PLC	65,435	362,667
Britvic PLC	59,497	969,783
Chemring Group PLC	40,767	216,784
Clarkson PLC	3,830	223,097
Close Brothers Group PLC	76,962	505,144
Computacenter PLC	13,122	453,725
ConvaTec Group PLC(b)	233,953	703,774
Cranswick PLC	8,415	515,033
Crest Nicholson Holdings PLC(a)	83,233	284,805
Currys PLC(c)	177,712	185,691
Deliveroo PLC(b)(c)	158,921	269,243
Derwent London PLC	27,324	806,514
Diploma PLC	9,408	537,502
Domino’s Pizza Group PLC	60,570	252,069
Dowlais Group PLC	372,607	305,823
Dr. Martens PLC(a)	172,623	157,425
Dunelm Group PLC	21,010	332,741
easyJet PLC	93,890	543,411
Elementis PLC	76,473	156,965
Essentra PLC	62,035	136,254
Firstgroup PLC	146,346	329,707
Frasers Group PLC(c)	36,470	419,487
Future PLC	31,215	449,054
Games Workshop Group PLC(a)	3,487	461,325
Genuit Group PLC	37,328	245,484
Genus PLC	10,703	251,029
Grafton Group PLC	45,334	628,877
Grainger PLC	118,903	368,068
Great Portland Estates PLC	88,852	399,441
Greggs PLC	15,244	613,643
Halfords Group PLC	67,677	134,390
Hammerson PLC	832,240	308,078
Hargreaves Lansdown PLC	69,428	985,405
Hays PLC	304,737	368,326
Hill & Smith PLC	8,898	262,868
Hunting PLC	34,779	205,044
Ibstock PLC(b)	63,800	150,457
Indivior PLC(c)	9,964	136,942
International Distributions Services PLC(c)	203,356	901,143
J D Wetherspoon PLC(c)	24,246	232,481
John Wood Group PLC(c)	220,512	577,803
Just Group PLC	171,214	265,659
Kier Group PLC	106,432	221,192
Lancashire Holdings Ltd.	44,541	362,716
Liontrust Asset Management PLC	21,776	185,443
LondonMetric Property PLC	350,892	907,717
Marshalls PLC(a)	51,567	230,499
Mitie Group PLC	200,115	311,530
	Shares	Value
United Kingdom-(continued)
Mobico Group PLC	217,547	$ 157,039
MONY Group PLC	96,126	293,857
Ninety One PLC	80,650	178,280
Ocado Group PLC(a)(c)	79,221	412,720
OSB Group PLC	106,175	703,703
Oxford Instruments PLC	5,532	178,350
PageGroup PLC	42,907	235,108
Paragon Banking Group PLC	71,956	743,089
Pepco Group N.V.(a)(b)(c)	49,929	241,124
Petershill Partners PLC(b)	71,043	202,578
Petrofac Ltd.(a)(c)	834,797	165,020
Pets at Home Group PLC	94,837	373,724
Pinewood Technologies Group PLC(a)	26,285	120,023
Playtech PLC(c)	33,218	241,068
Primary Health Properties PLC	340,726	404,166
QinetiQ Group PLC	103,224	640,657
Quilter PLC(b)	366,741	629,809
Redrow PLC	59,881	573,780
Renewi PLC(a)	18,813	162,868
Renishaw PLC	3,205	156,228
Rightmove PLC	45,219	334,666
Rotork PLC	123,713	574,912
S4 Capital PLC(a)(c)	252,054	173,854
Safestore Holdings PLC	45,930	475,793
Savills PLC	21,056	345,099
Senior PLC	69,801	146,677
Serco Group PLC	312,561	768,814
Shaftesbury Capital PLC	112,734	220,532
Softcat PLC	14,002	292,434
Spirent Communications PLC	149,213	331,566
SSP Group PLC	143,423	337,122
Supermarket Income REIT PLC	234,276	223,882
Telecom Plus PLC	11,694	285,387
THG PLC(a)(c)	327,570	279,587
TORM PLC, Class A	6,186	239,514
TP ICAP Group PLC	125,549	357,194
Travis Perkins PLC	59,066	726,810
Unite Group PLC (The)	54,990	673,123
Urban Logistics REIT PLC	91,916	146,633
Vesuvius PLC	29,217	181,447
Victrex PLC(a)	11,589	163,741
Watches of Switzerland Group PLC(b)(c)	61,565	321,686
WH Smith PLC	20,779	352,303
Wise PLC, Class A(c)	15,486	142,519
Workspace Group PLC	24,439	192,111
Zigup PLC	50,352	274,221
		38,402,537
United States-0.96%
Carnival PLC(c)	21,379	331,034
Diversified Energy Co. PLC(a)(b)	19,510	322,016
Galaxy Digital Holdings Ltd., Class H(c)	13,461	161,557
GFL Environmental, Inc.(a)	18,382	712,819
MDA Space Ltd.(c)	17,681	169,073
Oracle Corp.	5,598	455,028
Primo Water Corp.	37,744	827,584
Reliance Worldwide Corp. Ltd.	159,690	537,030
Samsonite International S.A.(b)	190,936	551,153

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
United States-(continued)
Sims Ltd.(a)	36,933	$ 245,514
Sinch AB(a)(b)(c)	219,082	591,981
		4,904,789
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $479,491,400)		507,577,826
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.33%
Invesco Private Government Fund, 5.30%(d)(e)(f)	24,460,806	24,460,806
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	63,719,945	$ 63,739,061
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $88,204,119)		88,199,867
TOTAL INVESTMENTS IN SECURITIES-117.08% (Cost $567,695,519)		595,777,693
OTHER ASSETS LESS LIABILITIES-(17.08)%		(86,929,374)
NET ASSETS-100.00%		$508,848,319

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2024.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $23,239,529, which represented 4.57% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,816,534	$(7,816,534)	$-	$-	$-	$5,171
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,432,049	66,100,748	(62,071,991)	-	-	24,460,806	936,510*
Invesco Private Prime Fund	52,552,988	141,682,835	(130,503,723)	(7,097)	14,058	63,739,061	2,508,521*
Total	$72,985,037	$215,600,117	$(200,392,248)	$(7,097)	$14,058	$88,199,867	$3,450,202

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Emerging Markets ETF (PXH)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Brazil-11.92%
Ambev S.A.	1,226,377	$ 2,512,307
B3 S.A. - Brasil, Bolsa, Balcao	1,016,382	1,950,864
Banco Bradesco S.A.	888,216	1,764,569
Banco Bradesco S.A., Preference Shares	3,098,406	6,813,177
Banco BTG Pactual S.A., Series CPO	150,500	868,215
Banco do Brasil S.A.	901,296	4,233,233
Banco Santander Brasil S.A., Series CPO	250,600	1,270,123
Braskem S.A., Class A, Preference Shares(a)	286,609	889,830
BRF S.A.(a)	448,900	1,672,431
CCR S.A.	426,600	934,290
Centrais Eletricas Brasileiras S.A.	408,162	2,857,188
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	86,500	667,333
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	74,792	1,167,511
Cia Energetica de Minas Gerais	32,167	71,642
Cia Energetica de Minas Gerais, Preference Shares	807,308	1,550,992
Cia Paranaense de Energia	331,800	527,100
Cia Paranaense de Energia, Class B, Preference Shares	583,880	1,042,209
Cia Siderurgica Nacional S.A.	377,182	791,363
Cosan S.A.	334,065	790,137
Embraer S.A.(a)	182,667	1,415,708
Energisa S.A.	78,200	607,727
Equatorial Energia S.A.	214,000	1,235,675
Gerdau S.A., Preference Shares	969,954	3,133,229
Hapvida Participacoes e Investimentos S.A.(a)(b)	1,611,600	1,160,358
Itau Unibanco Holding S.A.	155,200	799,509
Itau Unibanco Holding S.A., Preference Shares	1,646,505	9,868,398
Itausa S.A., Preference Shares	805,295	1,448,826
Klabin S.A.	289,680	1,132,021
Localiza Rent a Car S.A.	110,100	853,688
Lojas Renner S.A.	331,610	777,878
Marfrig Global Foods S.A.(a)	668,400	1,337,332
Metalurgica Gerdau S.A., Preference Shares	809,700	1,522,641
Natura & Co. Holding S.A.	344,500	909,891
Petroleo Brasileiro S.A.	2,724,819	19,570,590
Petroleo Brasileiro S.A., Preference Shares	4,104,045	27,160,643
Sendas Distribuidora S.A.(a)	509,300	884,760
Suzano S.A.	202,668	1,931,042
Telefonica Brasil S.A.	178,743	1,533,912
TIM S.A.	258,066	798,474
Ultrapar Participacoes S.A.	404,192	1,588,095
Usinas Siderurgicas de Minas Gerais S.A. Usiminas	112,800	120,528
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	324,300	356,843
Vale S.A.	2,400,061	26,167,044
Vibra Energia S.A.	830,898	3,404,290
		142,093,616
Canada-0.06%
Canadian Solar, Inc.(a)(c)	46,408	769,445
Chile-0.33%
Banco de Chile	8,738,265	1,037,753
	Shares	Value
Chile-(continued)
Banco Santander Chile	21,045,536	$ 1,044,648
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	47,739	1,804,265
		3,886,666
China-38.84%
Agricultural Bank of China Ltd., A Shares	4,448,111	2,825,057
Agricultural Bank of China Ltd., H Shares	20,578,057	9,219,560
Alibaba Group Holding Ltd.	4,950,409	48,984,462
Aluminum Corp. of China Ltd., A Shares	465,200	444,148
Aluminum Corp. of China Ltd., H Shares	1,981,101	1,110,756
Anhui Conch Cement Co. Ltd., A Shares	252,500	844,456
Anhui Conch Cement Co. Ltd., H Shares(c)	1,084,358	2,648,432
ANTA Sports Products Ltd.	152,907	1,372,092
Baidu, Inc., A Shares(a)	649,708	7,293,829
Bank of Beijing Co. Ltd., A Shares	1,268,400	935,454
Bank of China Ltd., A Shares	1,799,400	1,160,253
Bank of China Ltd., H Shares	48,833,633	21,753,846
Bank of Communications Co. Ltd., A Shares	2,415,393	2,459,827
Bank of Communications Co. Ltd., H Shares	6,249,987	4,544,281
Bank of Shanghai Co. Ltd., A Shares	861,400	868,903
Baoshan Iron & Steel Co. Ltd., A Shares	1,059,400	996,799
BYD Co. Ltd., A Shares	13,500	461,485
BYD Co. Ltd., H Shares	105,365	3,075,169
CGN Power Co. Ltd., A Shares	164,000	106,201
CGN Power Co. Ltd., H Shares(b)	3,390,470	1,384,485
China CITIC Bank Corp. Ltd., A Shares	588,401	510,481
China CITIC Bank Corp. Ltd., H Shares	7,717,854	4,623,599
China Coal Energy Co. Ltd., A Shares	149,100	246,538
China Coal Energy Co. Ltd., H Shares	903,858	916,354
China Construction Bank Corp., A Shares	291,300	299,883
China Construction Bank Corp., H Shares	40,818,721	28,581,465
China Energy Engineering Corp. Ltd., A Shares(a)	1,799,400	550,249
China Energy Engineering Corp. Ltd., H Shares	3,754,821	403,744
China Everbright Bank Co. Ltd., A Shares	3,453,500	1,510,030
China Everbright Bank Co. Ltd., H Shares(c)	3,225,236	974,342
China Everbright Environment Group Ltd.(c)	2,148,885	971,014
China Hongqiao Group Ltd.(c)	2,001,642	2,495,647
China Life Insurance Co. Ltd., H Shares	2,240,937	3,115,281
China Mengniu Dairy Co. Ltd.	1,036,785	1,738,592
China Merchants Bank Co. Ltd., A Shares	732,249	3,316,223
China Merchants Bank Co. Ltd., H Shares	1,866,183	7,763,818
China Minsheng Banking Corp. Ltd., A Shares	3,447,345	1,693,371
China Minsheng Banking Corp. Ltd., H Shares	8,766,111	3,108,311
China Overseas Land & Investment Ltd.	1,579,802	2,560,201
China Pacific Insurance (Group) Co. Ltd., A Shares	281,500	1,150,999
China Pacific Insurance (Group) Co. Ltd., H Shares	1,485,823	3,956,108
China Petroleum & Chemical Corp., A Shares	2,288,100	2,054,748
China Petroleum & Chemical Corp., H Shares	23,777,751	15,279,610
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
China-(continued)
China Power International Development Ltd.	2,955,994	$ 1,392,481
China Railway Group Ltd., A Shares	1,830,300	1,575,258
China Railway Group Ltd., H Shares	5,016,840	2,446,769
China Resources Beer (Holdings) Co. Ltd.	245,601	767,110
China Resources Gas Group Ltd.(c)	377,943	1,282,065
China Resources Land Ltd.	932,460	2,799,051
China Resources Power Holdings Co. Ltd.	1,002,019	2,757,733
China Shenhua Energy Co. Ltd., A Shares	173,200	952,629
China Shenhua Energy Co. Ltd., H Shares	1,209,825	5,040,937
China State Construction Engineering Corp. Ltd., A Shares	4,442,722	3,430,222
China Tower Corp. Ltd., H Shares(b)	11,336,878	1,393,165
China United Network Communications Ltd., A Shares	1,597,600	1,038,974
China Vanke Co. Ltd., A Shares	1,102,200	1,081,298
China Vanke Co. Ltd., H Shares(a)(c)	3,674,460	2,017,849
China Yangtze Power Co. Ltd., A Shares	294,400	1,216,372
Chongqing Rural Commercial Bank Co. Ltd., A Shares	316,900	226,700
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,137,175	1,107,982
CITIC Ltd.	1,059,991	978,307
CITIC Securities Co. Ltd., A Shares	225,100	616,708
CITIC Securities Co. Ltd., H Shares	618,690	931,361
COSCO SHIPPING Holdings Co. Ltd., A Shares	820,280	1,492,543
COSCO SHIPPING Holdings Co. Ltd., H Shares	2,861,768	4,080,913
Country Garden Services Holdings Co. Ltd.(c)	1,415,649	853,521
CRRC Corp. Ltd., A Shares	807,600	852,628
CRRC Corp. Ltd., H Shares	1,912,360	1,184,821
CSPC Pharmaceutical Group Ltd.	2,017,937	1,503,379
Daqo New Energy Corp., ADR(a)(c)	57,261	1,003,785
ENN Energy Holdings Ltd.	295,252	2,074,928
GCL Technology Holdings Ltd.(a)	9,130,288	1,285,627
Geely Automobile Holdings Ltd.	2,636,802	2,686,757
Guangdong Investment Ltd.	1,325,164	695,491
Haier Smart Home Co. Ltd., A Shares	123,400	465,970
Haier Smart Home Co. Ltd., H Shares	651,567	2,139,362
Haitong Securities Co. Ltd., A Shares	332,300	417,039
Haitong Securities Co. Ltd., H Shares	1,664,438	769,153
Huaneng Power International, Inc., A Shares	245,400	269,948
Huaneng Power International, Inc., H Shares	2,267,729	1,346,936
Huatai Securities Co. Ltd., A Shares	194,900	358,676
Huatai Securities Co. Ltd., H Shares(b)	525,444	581,809
Huaxia Bank Co. Ltd., A Shares	1,200,192	1,042,916
Industrial & Commercial Bank of China Ltd., A Shares	3,863,812	3,127,597
Industrial & Commercial Bank of China Ltd., H Shares	55,824,552	31,013,640
Industrial Bank Co. Ltd., A Shares	1,198,126	2,776,874
Inner Mongolia Yitai Coal Co. Ltd., B Shares	432,980	784,993
JD.com, Inc., A Shares	1,119,326	14,901,421
Jiangxi Copper Co. Ltd., A Shares	149,900	444,906
Jiangxi Copper Co. Ltd., H Shares	1,249,663	2,197,948
JinkoSolar Holding Co. Ltd., ADR(c)	47,696	990,169
KE Holdings, Inc., ADR(c)	105,840	1,465,884
	Shares	Value
China-(continued)
Kuaishou Technology(a)(b)	237,863	$ 1,333,640
Kunlun Energy Co. Ltd.	864,335	838,666
Kweichow Moutai Co. Ltd., A Shares	6,200	1,219,299
Li Ning Co. Ltd.	484,454	905,406
Longfor Group Holdings Ltd.(b)(c)	1,605,336	2,087,841
Lufax Holding Ltd., ADR(c)	402,380	1,142,759
Meituan, B Shares(a)(b)	559,285	7,825,122
Metallurgical Corp. of China Ltd., A Shares	1,297,500	567,327
Metallurgical Corp. of China Ltd., H Shares	3,485,266	669,214
NetEase, Inc.	196,395	3,675,493
New China Life Insurance Co. Ltd., A Shares	105,400	466,254
New China Life Insurance Co. Ltd., H Shares	521,183	1,016,747
New Oriental Education & Technology Group, Inc.(a)	122,554	858,913
PDD Holdings, Inc., ADR(a)	15,883	2,047,160
People’s Insurance Co. (Group) of China Ltd. (The), A Shares	478,900	379,698
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	5,113,648	1,721,569
PetroChina Co. Ltd., A Shares	951,000	1,180,353
PetroChina Co. Ltd., H Shares	11,465,645	9,995,013
PICC Property & Casualty Co. Ltd., H Shares	2,632,602	3,450,825
Ping An Bank Co. Ltd., A Shares	1,092,400	1,552,355
Ping An Insurance (Group) Co. of China Ltd., A Shares	599,744	3,531,884
Ping An Insurance (Group) Co. of China Ltd., H Shares	5,007,809	21,891,536
Poly Developments and Holdings Group Co. Ltd., A Shares	750,000	915,311
Postal Savings Bank of China Co. Ltd., A Shares	1,031,900	689,642
Postal Savings Bank of China Co. Ltd., H Shares(b)(c)	6,536,918	3,497,736
Power Construction Corp. of China Ltd., A Shares	1,265,000	962,703
Qifu Technology, Inc., ADR(c)	63,968	1,299,190
SAIC Motor Corp. Ltd., A Shares	593,356	1,205,259
Shaanxi Coal Industry Co. Ltd., A Shares	224,700	727,231
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	137,300	368,563
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	560,808	841,356
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,448,605	2,846,013
Shenzhou International Group Holdings Ltd.	142,767	1,212,569
Sino Biopharmaceutical Ltd.	2,956,401	1,063,426
Sinopharm Group Co. Ltd., H Shares	492,925	1,158,487
Sunny Optical Technology Group Co. Ltd.	169,281	951,285
Tencent Holdings Ltd.	788,888	36,576,451
Tencent Music Entertainment Group, ADR	81,018	1,148,835
Trip.com Group Ltd.(a)	70,963	3,068,523
Vipshop Holdings Ltd., ADR	135,276	1,845,165
Weichai Power Co. Ltd., A Shares	184,500	352,301
Weichai Power Co. Ltd., H Shares	800,429	1,278,719
Wuxi Biologics (Cayman), Inc.(a)(b)	550,135	811,259
Xiaomi Corp., B Shares(a)(b)	3,750,991	8,085,854

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
China-(continued)
Xinyi Solar Holdings Ltd.	1,767,935	$ 839,611
Yankuang Energy Group Co. Ltd., A Shares	82,920	172,103
Yankuang Energy Group Co. Ltd., H Shares	1,354,293	1,768,278
Yum China Holdings, Inc.	74,627	2,262,119
Zijin Mining Group Co. Ltd., A Shares	259,200	594,646
Zijin Mining Group Co. Ltd., H Shares	1,036,801	2,104,924
		463,177,341
India-13.51%
Axis Bank Ltd.	320,100	4,458,070
Bajaj Finance Ltd.	13,409	1,090,120
Bank of Baroda	300,759	911,127
Bharat Petroleum Corp. Ltd.	1,061,102	4,436,215
Bharti Airtel Ltd.	203,041	3,616,987
Bharti Airtel Ltd.	12,944	167,704
Canara Bank	587,490	804,873
Coal India Ltd.	562,656	3,509,177
Dr. Reddy’s Laboratories Ltd.	10,935	881,617
GAIL (India) Ltd.	800,356	2,303,412
Grasim Industries Ltd.	82,700	2,742,633
HCL Technologies Ltd.	142,131	2,788,342
HDFC Bank Ltd.	532,231	10,270,692
Hero MotoCorp Ltd.	20,470	1,341,816
Hindalco Industries Ltd.	566,672	4,531,819
Hindustan Petroleum Corp. Ltd.	598,605	2,804,327
Hindustan Unilever Ltd.	74,012	2,391,658
ICICI Bank Ltd.	161,369	2,341,456
Indian Oil Corp. Ltd.	2,028,918	4,402,234
Infosys Ltd.	391,249	8,729,988
ITC Ltd.	420,796	2,489,483
Jindal Steel & Power Ltd.	89,416	1,055,377
Jio Financial Services Ltd.(a)	371,118	1,456,038
JSW Steel Ltd.	179,366	1,988,522
Larsen & Toubro Ltd.	79,335	3,614,804
Mahindra & Mahindra Ltd.	132,740	4,609,902
Maruti Suzuki India Ltd.	11,578	1,813,651
NTPC Ltd.	1,111,509	5,522,449
Oil & Natural Gas Corp. Ltd.	1,898,135	7,576,331
Petronet LNG Ltd.	268,758	1,182,835
Power Finance Corp. Ltd.	428,038	2,846,472
Power Grid Corp. of India Ltd.	858,400	3,569,800
Punjab National Bank	589,611	872,846
REC Ltd.	281,699	2,167,530
Reliance Industries Ltd.	395,933	14,237,581
Sammaan Capital Ltd.	430,389	895,796
Shriram Finance Ltd.	45,686	1,599,798
State Bank of India	396,343	4,129,640
Steel Authority of India Ltd.	778,592	1,423,116
Sun Pharmaceutical Industries Ltd.	67,938	1,395,091
Tata Consultancy Services Ltd.	112,101	5,871,366
Tata Motors Ltd.	309,313	4,272,928
Tata Motors Ltd., Class A	77,049	729,736
Tata Power Co. Ltd. (The)	201,312	1,090,607
Tata Steel Ltd.	3,320,140	6,555,917
Tech Mahindra Ltd.	119,008	2,209,349
UltraTech Cement Ltd.	8,832	1,253,903
Union Bank of India Ltd.	451,979	727,668
UPL Ltd.	223,107	1,524,307
Vedanta Ltd.	1,092,747	5,882,755
	Shares	Value
India-(continued)
Wipro Ltd.	160,042	$ 997,769
Yes Bank Ltd.(a)	3,342,555	1,058,312
		161,145,946
Indonesia-1.18%
PT Astra International Tbk	4,897,772	1,421,739
PT Bank Central Asia Tbk	5,388,552	3,405,127
PT Bank Mandiri (Persero) Tbk	7,363,155	2,898,167
PT Bank Negara Indonesia (Persero) Tbk	3,828,300	1,170,151
PT Bank Rakyat Indonesia (Persero) Tbk	11,157,067	3,204,398
PT GoTo Gojek Tokopedia Tbk(a)	165,948,303	540,914
PT Telkom Indonesia (Persero) Tbk	8,369,626	1,482,443
		14,122,939
Malaysia-0.67%
CIMB Group Holdings Bhd.	1,687,000	2,728,134
Malayan Banking Bhd.	805,900	1,792,643
Public Bank Bhd.	1,449,700	1,328,379
Tenaga Nasional Bhd.	368,700	1,129,893
Top Glove Corp. Bhd.(a)	4,528,100	1,015,114
		7,994,163
Mexico-2.38%
America Movil S.A.B. de C.V., Class B	7,742,998	6,466,872
Arca Continental S.A.B. de C.V.	84,526	831,808
CEMEX S.A.B. de C.V., Series CPO(d)	5,238,415	3,385,337
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	104,351	946,919
Fibra Uno Administracion S.A. de C.V.	631,140	802,200
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(e)	355,334	3,924,018
Grupo Bimbo S.A.B. de C.V., Series A(c)	212,116	741,988
Grupo Financiero Banorte S.A.B. de C.V., Class O	564,112	4,227,244
Grupo Mexico S.A.B. de C.V., Class B	580,647	3,272,480
Grupo Televisa S.A.B., Series CPO(c)(f)	1,673,596	739,309
Wal-Mart de Mexico S.A.B. de C.V., Series V	906,087	3,013,400
		28,351,575
Romania-0.09%
NEPI Rockcastle N.V.(a)(c)	137,787	1,043,140
Russia-0.00%
Aeroflot PJSC(a)(g)	1,684,800	0
Alrosa PJSC(g)	1,976,600	0
Gazprom PJSC(a)(g)	9,643,940	0
GMK Norilskiy Nickel PAO(g)	2,015,200	0
Inter RAO UES PJSC(g)	29,081,146	0
Lukoil PJSC(g)	261,775	0
Magnit PJSC(g)	55,179	0
Mobile TeleSystems PJSC(g)	921,186	0
Moscow Exchange MICEX-RTS PJSC(g)	550,555	0
Novatek PJSC(g)	298,686	0
Novolipetsk Steel PJSC(g)	795,328	0
Rosneft Oil Co. PJSC(g)	1,054,960	0
Sberbank of Russia PJSC(g)	7,562,894	0
Severstal PAO(g)	147,196	0
Sistema AFK PAO(g)	3,408,447	0
Surgutneftegas PJSC(g)	3,493,738	0
Surgutneftegas PJSC, Preference Shares(g)	3,804,484	0
Tatneft PJSC(g)	753,855	0

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Russia-(continued)
Tatneft PJSC, Preference Shares(g)	74,068	$ 0
VTB Bank PJSC(g)	712,692	0
		0
Saudi Arabia-2.61%
Al Rajhi Bank	201,669	4,601,100
Alinma Bank	137,326	1,185,896
Arab National Bank	176,357	1,007,781
Banque Saudi Fransi	76,047	749,950
Etihad Etisalat Co.	70,487	976,925
Riyad Bank	193,542	1,416,010
SABIC Agri-Nutrients Co.	46,801	1,466,936
Sahara International Petrochemical Co.	130,941	996,393
Saudi Arabian Mining Co.(a)	121,629	1,395,594
Saudi Arabian Oil Co.(b)	579,154	4,260,415
Saudi Awwal Bank	100,510	1,054,151
Saudi Basic Industries Corp.	113,380	2,381,285
Saudi National Bank (The)	512,127	5,186,925
Saudi Telecom Co.	339,948	3,488,365
Yanbu National Petrochemical Co., Class A	90,819	979,138
		31,146,864
South Africa-4.02%
Absa Group Ltd.	240,018	2,108,424
Anglo American Platinum Ltd.(c)	30,559	1,186,831
Bid Corp. Ltd.	75,148	1,872,622
Bidvest Group Ltd. (The)(c)	88,992	1,337,234
Capitec Bank Holdings Ltd.(c)	11,026	1,718,944
Discovery Ltd.	119,685	939,519
FirstRand Ltd.	1,300,288	5,839,815
Foschini Group Ltd. (The)(c)	150,107	1,109,181
Gold Fields Ltd.	154,288	2,707,276
Growthpoint Properties Ltd.	1,691,441	1,147,386
Impala Platinum Holdings Ltd.(c)	509,305	2,609,344
MTN Group Ltd.(c)	481,719	2,094,897
Naspers Ltd.	28,500	5,518,202
Nedbank Group Ltd.	110,339	1,686,572
Northam Platinum Holdings Ltd.(c)	154,752	1,213,601
Remgro Ltd.	98,710	759,619
Sanlam Ltd.	383,694	1,720,071
Sasol Ltd.	329,451	2,668,569
Shoprite Holdings Ltd.	110,599	1,851,479
Sibanye Stillwater Ltd.(c)	3,317,631	3,804,344
Standard Bank Group Ltd.	255,525	3,115,252
Woolworths Holdings Ltd.	296,493	981,179
		47,990,361
Taiwan-18.33%
Acer, Inc.	1,121,000	1,495,462
ASE Technology Holding Co. Ltd.	1,340,884	6,119,033
Asustek Computer, Inc.	293,706	4,074,534
AUO Corp.(a)	4,357,244	2,366,194
Catcher Technology Co. Ltd.	168,000	1,088,652
Cathay Financial Holding Co. Ltd.	1,376,919	2,613,926
Chailease Holding Co. Ltd.	345,943	1,599,736
Cheng Shin Rubber Industry Co. Ltd.	548,000	804,411
Chicony Electronics Co. Ltd.	174,000	823,152
China Airlines Ltd.	1,241,000	866,473
China Development Financial Holding Corp.	2,857,000	1,399,382
China Steel Corp.	2,326,632	1,642,162
Chunghwa Telecom Co. Ltd.	711,039	2,628,270
	Shares	Value
Taiwan-(continued)
Compal Electronics, Inc.(a)	4,131,000	$ 3,952,539
CTBC Financial Holding Co. Ltd.	3,704,663	4,001,081
Delta Electronics, Inc.	390,791	4,927,985
E.Sun Financial Holding Co. Ltd.	1,374,005	1,109,822
Eva Airways Corp.	866,000	907,627
Evergreen Marine Corp. Taiwan Ltd.	1,226,381	6,361,362
Far EasTone Telecommunications Co. Ltd.(a)	340,000	891,634
First Financial Holding Co. Ltd.	967,139	863,570
Formosa Plastics Corp.	552,280	972,833
Fubon Financial Holding Co. Ltd.	1,065,496	2,859,043
Globalwafers Co. Ltd.	49,457	746,294
Hon Hai Precision Industry Co. Ltd.	2,638,635	15,894,424
Innolux Corp.(a)	5,848,369	2,731,137
Inventec Corp.	1,098,000	1,593,386
Largan Precision Co. Ltd.	25,000	2,141,010
Lite-On Technology Corp.	559,313	1,686,277
MediaTek, Inc.	337,049	12,509,881
Mega Financial Holding Co. Ltd.	1,346,287	1,769,382
Micro-Star International Co. Ltd.	204,000	1,051,962
Nan Ya Plastics Corp.	515,940	784,819
Nanya Technology Corp.(a)	470,000	816,459
Novatek Microelectronics Corp.	142,000	2,259,385
Pegatron Corp.	692,260	2,116,584
Powerchip Semiconductor Manufacturing Corp.(a)	1,056,000	738,911
Powertech Technology, Inc.	278,000	1,382,811
Qisda Corp.	616,000	654,043
Quanta Computer, Inc.	654,000	5,421,813
Radiant Opto-Electronics Corp.	188,000	1,018,071
Realtek Semiconductor Corp.	102,000	1,588,804
Simplo Technology Co. Ltd.	72,000	788,561
Sino-American Silicon Products, Inc.	171,000	1,001,445
SinoPac Financial Holdings Co. Ltd.	1,351,024	1,093,314
Taiwan Mobile Co. Ltd.	267,000	856,967
Taiwan Semiconductor Manufacturing Co. Ltd.	2,534,807	72,026,460
TCC Group Holdings Co. Ltd.	1,548,136	1,631,972
Tripod Technology Corp.	126,000	760,907
Unimicron Technology Corp.	221,000	1,206,860
Uni-President Enterprises Corp.	637,941	1,628,331
United Microelectronics Corp.	3,802,925	5,831,075
Walsin Lihwa Corp.	1,002,000	1,051,689
Wan Hai Lines Ltd.	794,000	1,881,734
Winbond Electronics Corp.	1,060,000	746,547
Wistron Corp.	1,172,875	3,454,040
Wiwynn Corp.	12,000	741,101
WPG Holdings Ltd.	666,000	1,740,475
WT Microelectronics Co. Ltd.	170,000	537,877
Yageo Corp.	117,786	2,838,044
Yang Ming Marine Transport Corp.	2,473,136	4,770,211
Yuanta Financial Holding Co. Ltd.	1,377,750	1,374,816
Zhen Ding Technology Holding Ltd.	334,000	1,387,009
		218,623,771
Thailand-3.15%
Advanced Info Service PCL, NVDR	289,416	1,899,940
Bangchak Corp. PCL, NVDR	792,091	699,982
Bangkok Bank PCL, NVDR	416,818	1,602,022
Bangkok Dusit Medical Services PCL, NVDR	1,478,321	1,088,678
Banpu PCL, NVDR	9,524,794	1,325,375
Charoen Pokphand Foods PCL, NVDR(a)	2,611,187	1,758,129

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Thailand-(continued)
CP ALL PCL, NVDR	1,733,438	$ 2,832,733
Indorama Ventures PCL, NVDR	1,684,707	912,185
Kasikornbank PCL, NVDR	1,170,336	4,317,553
Krung Thai Bank PCL, NVDR	4,012,184	2,037,327
PTT Exploration & Production PCL, NVDR	551,822	2,275,714
PTT Global Chemical PCL, NVDR	1,704,810	1,303,298
PTT PCL, NVDR	8,487,095	7,619,218
SCB X PCL, NVDR	988,351	2,855,945
Siam Cement PCL (The), NVDR	321,911	1,995,857
Thai Oil PCL, NVDR	757,745	1,073,534
TMBThanachart Bank PCL, NVDR	16,786,091	795,862
True Corp. PCL, NVDR(a)	4,447,264	1,154,080
		37,547,432
Turkey-2.03%
Akbank T.A.S.	1,738,602	3,250,322
BIM Birlesik Magazalar A.S.	118,303	2,234,903
Eregli Demir ve Celik Fabrikalari T.A.S.	1,573,011	2,662,827
Haci Omer Sabanci Holding A.S.	993,712	2,981,700
KOC Holding A.S.	472,373	3,068,747
Turk Hava Yollari AO(a)	260,575	2,276,364
Turkcell Iletisim Hizmetleri A.S.	532,542	1,698,452
Turkiye Is Bankasi A.S., Class C	4,228,186	1,915,494
Turkiye Petrol Rafinerileri A.S.	328,256	1,618,954
Turkiye Sise ve Cam Fabrikalari A.S.	478,914	680,394
Yapi ve Kredi Bankasi A.S.	2,028,253	1,849,970
		24,238,127
	Shares	Value
United Kingdom-0.29%
AngloGold Ashanti PLC	118,706	$ 3,410,198
United States-0.39%
JBS S.A.(a)	773,122	4,611,857
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $1,099,666,428)		1,190,153,441
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.05%
Invesco Private Government Fund, 5.30%(h)(i)(j)	6,765,537	6,765,537
Invesco Private Prime Fund, 5.48%(h)(i)(j)	17,722,222	17,727,539
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,493,076)		24,493,076
TOTAL INVESTMENTS IN SECURITIES-101.85% (Cost $1,124,159,504)		1,214,646,517
OTHER ASSETS LESS LIABILITIES-(1.85)%		(22,070,841)
NET ASSETS-100.00%		$1,192,575,676

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $32,421,684, which represented 2.72% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$60,665,535	$(60,665,535)	$-	$-	$-	$159,599
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2024
(Unaudited)
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,807,946	$35,337,669	$(33,380,078)	$-	$-	$6,765,537	$249,508*
Invesco Private Prime Fund	12,366,493	77,925,232	(72,564,774)	(85)	673	17,727,539	664,384*
Total	$17,174,439	$173,928,436	$(166,610,387)	$(85)	$673	$24,493,076	$1,073,491

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Austria-0.97%
Verbund AG(a)	13,411	$ 1,073,892
Belgium-0.87%
Elia Group S.A./N.V.(a)	9,289	963,951
Canada-4.72%
Ballard Power Systems, Inc.(a)(b)	335,891	761,040
Boralex, Inc., Class A	45,032	1,116,795
Canadian Solar, Inc.(a)(b)	65,811	1,091,147
Innergex Renewable Energy, Inc.	157,476	1,081,796
NFI Group, Inc.(b)	92,842	1,152,586
		5,203,364
Chile-0.76%
Sociedad Quimica y Minera de Chile S.A., ADR(a)	21,910	833,895
China-8.45%
China Datang Corp. Renewable Power Co. Ltd., H Shares(a)	4,552,798	1,212,215
Flat Glass Group Co. Ltd., H Shares(a)	468,047	678,225
Ganfeng Lithium Group Co. Ltd., H Shares(a)(c)	324,730	682,548
JinkoSolar Holding Co. Ltd., ADR	42,392	880,058
NIO, Inc., ADR(a)(b)	199,795	887,090
Tianneng Power International Ltd.(a)	1,279,585	864,850
Wasion Holdings Ltd.	1,060,000	861,623
Xinyi Energy Holdings Ltd.(a)	6,889,077	784,854
Xinyi Solar Holdings Ltd.	1,430,895	679,547
XPeng, Inc., ADR(a)(b)	127,836	1,030,358
Yadea Group Holdings Ltd.(c)	563,928	759,411
		9,320,779
Denmark-2.71%
NKT A/S(b)	12,176	1,095,609
Orsted A/S(a)(b)(c)	16,786	998,996
Vestas Wind Systems A/S(b)	36,211	893,998
		2,988,603
Finland-0.63%
Kempower OYJ(a)(b)	42,702	691,270
France-3.99%
Neoen S.A.(c)	31,914	1,330,256
Nexans S.A.	8,774	1,135,524
Rexel S.A.	34,713	883,481
SPIE S.A.	27,008	1,045,099
		4,394,360
Germany-3.01%
Nordex SE(a)(b)	66,819	1,015,161
SMA Solar Technology AG(a)	19,822	534,948
Verbio SE(a)	45,092	849,993
Wacker Chemie AG	9,167	920,540
		3,320,642
Ireland-0.91%
Kingspan Group PLC	10,738	1,003,933
Israel-1.58%
Energix-Renewable Energies Ltd.	250,597	862,140
Enlight Renewable Energy Ltd.(b)	57,487	885,403
		1,747,543
Italy-2.71%
Eurogroup Laminations S.p.A.(a)	214,372	801,232
	Shares	Value
Italy-(continued)
Prysmian S.p.A.	16,916	$ 1,163,088
Terna S.p.A.(a)	122,551	1,019,790
		2,984,110
Japan-5.30%
GS Yuasa Corp.	53,552	959,031
RENOVA, Inc.(a)(b)	146,940	895,547
Takaoka Toko Co. Ltd.	79,055	1,061,878
Tamura Corp.(a)	258,082	1,166,395
Toyo Tanso Co. Ltd.(a)	22,088	902,839
West Holdings Corp.	56,295	859,429
		5,845,119
Netherlands-1.41%
Alfen N.V.(a)(b)(c)	23,479	433,056
Fugro N.V.	42,201	1,124,290
		1,557,346
New Zealand-0.97%
Mercury NZ Ltd.	262,321	1,071,942
Norway-1.69%
Aker Horizons ASA(a)(b)	3,124,435	773,786
Cavendish Hydrogen ASA(a)(b)	37,835	64,373
NEL ASA(a)(b)	1,902,909	1,024,677
		1,862,836
South Africa-1.09%
Scatec ASA(b)(c)	148,780	1,198,730
South Korea-5.92%
CS Wind Corp.	28,104	972,693
Doosan Fuel Cell Co. Ltd.(b)	64,994	946,526
Ecopro BM Co. Ltd.(b)	6,544	855,105
HD Hyundai Electric Co. Ltd.	5,547	1,249,007
Lotte Energy Materials Corp.	28,527	795,669
LS Electric Co. Ltd.	7,217	964,538
Samsung SDI Co. Ltd.	3,202	743,082
		6,526,620
Spain-4.30%
Acciona S.A.(a)	7,827	1,012,117
Corp ACCIONA Energias Renovables S.A.(a)	43,435	914,170
EDP Renovaveis S.A.(a)	64,129	995,111
Energia Innovacion y Desarrollo Fotovoltaico S.A.(b)	135,791	808,167
Solaria Energia y Medio Ambiente S.A.(a)(b)	85,256	1,015,734
		4,745,299
Sweden-0.73%
NIBE Industrier AB, Class B(a)	183,503	804,889
Switzerland-1.71%
Landis+Gyr Group AG(b)	13,220	1,193,968
Meyer Burger Technology AG(a)(b)	118,442	694,975
		1,888,943
Taiwan-10.49%
AcBel Polytech, Inc.(b)	904,000	987,332
Allis Electric Co. Ltd.	295,000	1,238,515
Chung-Hsin Electric and Machinery Manufacturing Corp.	199,000	1,144,235
Motech Industries, Inc.	1,247,684	1,089,399
Phihong Technology Co. Ltd.(b)	687,124	884,251
Shihlin Electric & Engineering Corp.	131,000	958,488
Sino-American Silicon Products, Inc.	177,000	1,036,584
Ta Ya Electric Wire & Cable Co. Ltd.	648,000	1,068,500
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Taiwan-(continued)
Teco Electric and Machinery Co. Ltd.	620,000	$ 916,702
United Renewable Energy Co. Ltd.(b)	2,900,141	1,120,529
Voltronic Power Technology Corp.	20,000	1,128,689
		11,573,224
United Kingdom-3.04%
Ceres Power Holdings PLC(a)(b)	432,606	1,181,336
ITM Power PLC(a)(b)	1,509,518	1,014,046
Subsea 7 S.A.	59,969	1,152,818
		3,348,200
United States-32.04%
Ameresco, Inc., Class A(a)(b)	38,560	1,217,339
Archer Aviation, Inc., Class A(a)(b)	277,181	1,155,845
Array Technologies, Inc.(a)(b)	93,244	980,927
Atkore, Inc.(a)	6,841	923,535
Bloom Energy Corp., Class A(a)(b)	86,364	1,169,369
Blue Bird Corp.(b)	20,150	1,050,218
Brookfield Renewable Corp., Class A(a)	33,457	940,142
ChargePoint Holdings, Inc.(a)(b)	567,931	1,232,410
Core & Main, Inc., Class A(b)	17,293	924,657
Darling Ingredients, Inc.(b)	23,794	945,336
Enphase Energy, Inc.(b)	8,996	1,035,530
EVgo, Inc.(a)(b)	446,909	1,716,131
First Solar, Inc.(b)	5,427	1,172,178
FuelCell Energy, Inc.(a)(b)	1,266,490	641,351
HA Sustainable Infrastructure Capital, Inc.	33,164	1,086,784
Hubbell, Inc.	2,702	1,069,046
Itron, Inc.(b)	9,733	1,006,781
Lucid Group, Inc.(a)(b)	366,748	1,290,953
Ormat Technologies, Inc.(a)	14,581	1,132,069
Plug Power, Inc.(a)(b)	306,394	756,793
QuantumScape Corp.(a)(b)	181,783	1,174,318
REC Silicon ASA(a)(b)	1,151,864	942,812
	Shares	Value
United States-(continued)
Rivian Automotive, Inc., Class A(a)(b)	104,134	$ 1,708,839
Shoals Technologies Group, Inc., Class A(b)	154,593	1,004,854
Signify N.V.	37,710	934,458
SolarEdge Technologies, Inc.(a)(b)	20,805	600,432
Stem, Inc.(a)(b)	767,106	935,869
Sunnova Energy International, Inc.(a)(b)	229,780	1,624,545
SunPower Corp.(a)(b)	319,430	272,633
Sunrun, Inc.(a)(b)	86,154	1,510,280
TPI Composites, Inc.(a)(b)	242,940	1,034,924
Universal Display Corp.	6,078	1,353,084
Wolfspeed, Inc.(a)(b)	41,735	786,705
		35,331,147
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $150,945,989)		110,280,637
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.00%
Invesco Private Government Fund, 5.30%(d)(e)(f)	9,778,056	9,778,056
Invesco Private Prime Fund, 5.48%(d)(e)(f)	25,503,516	25,511,167
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,290,160)		35,289,223
TOTAL INVESTMENTS IN SECURITIES-132.00% (Cost $186,236,149)		145,569,860
OTHER ASSETS LESS LIABILITIES-(32.00)%		(35,291,133)
NET ASSETS-100.00%		$110,278,727

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2024.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $5,402,997, which represented 4.90% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,739,052	$(2,739,052)	$-	$-	$-	$2,413
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2024
(Unaudited)
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$11,689,928	$39,349,403	$(41,261,275)	$-	$-	$9,778,056	$430,920*
Invesco Private Prime Fund	30,067,649	69,738,866	(74,302,372)	(1,821)	8,845	25,511,167	1,161,668*
Total	$41,757,577	$111,827,321	$(118,302,699)	$(1,821)	$8,845	$35,289,223	$1,595,001

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Water ETF (PIO)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Brazil-4.36%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	788,941	$ 12,315,449
Canada-2.37%
Stantec, Inc.	76,064	6,688,809
Chile-0.14%
Aguas Andinas S.A., Class A	1,329,975	393,989
China-0.20%
China Water Affairs Group Ltd.(a)	845,228	549,636
France-3.70%
Veolia Environnement S.A.	332,697	10,454,738
Japan-18.08%
Ebara Corp.	927,310	13,521,987
Ebara Jitsugyo Co. Ltd.	5,261	143,536
Kurita Water Industries Ltd.	94,726	4,068,320
METAWATER Co. Ltd.	48,996	610,903
Miura Co. Ltd.	118,134	2,740,966
Nomura Micro Science Co. Ltd.(a)	740,546	17,718,766
Organo Corp.	89,073	4,072,991
TOTO Ltd.	298,754	8,198,560
		51,076,029
Mexico-0.04%
Grupo Rotoplas S.A.B. de C.V.(a)(b)	81,467	114,785
Netherlands-1.64%
Aalberts N.V.	36,349	1,388,465
Arcadis N.V.	45,635	3,256,720
		4,645,185
South Korea-0.52%
Coway Co. Ltd.	32,343	1,463,569
Switzerland-6.09%
Belimo Holding AG	4,116	2,489,940
Geberit AG	18,173	11,569,610
Georg Fischer AG	42,796	3,145,585
		17,205,135
United Kingdom-11.41%
Genuit Group PLC(a)	132,349	870,379
Halma PLC	193,896	6,629,711
Severn Trent PLC	254,254	8,396,292
Spirax Group PLC	68,282	7,946,065
United Utilities Group PLC	632,866	8,397,108
		32,239,555
	Shares	Value
United States-51.30%
A.O. Smith Corp.	65,642	$ 5,582,196
Advanced Drainage Systems, Inc.(a)	29,351	5,196,301
American Water Works Co., Inc.	84,781	12,069,423
Consolidated Water Co. Ltd.(a)	42,480	1,234,469
Core & Main, Inc., Class A(b)	132,447	7,081,941
Ecolab, Inc.	95,499	22,030,664
Ferguson PLC	30,278	6,702,798
IDEX Corp.	28,350	5,910,408
Pentair PLC	272,485	23,943,257
Roper Technologies, Inc.	41,619	22,671,950
Veralto Corp.	107,917	11,499,636
Waters Corp.(b)	32,552	10,946,587
Xylem, Inc.	75,289	10,051,081
		144,920,711
Total Common Stocks & Other Equity Interests (Cost $224,523,100)		282,067,590
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d) (Cost $120,274)	120,274	120,274
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $224,643,374)		282,187,864
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.01%
Invesco Private Government Fund, 5.30%(c)(d)(e)	4,245,168	4,245,168
Invesco Private Prime Fund, 5.48%(c)(d)(e)	12,723,325	12,727,142
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,972,330)		16,972,310
TOTAL INVESTMENTS IN SECURITIES-105.90% (Cost $241,615,704)		299,160,174
OTHER ASSETS LESS LIABILITIES-(5.90)%		(16,655,555)
NET ASSETS-100.00%		$282,504,619
See accompanying notes which are an integral part of this schedule.

Invesco Global Water ETF (PIO)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2024.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,874,708	$(2,754,434)	$-	$-	$120,274	$1,838
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,640,696	73,425,683	(70,821,211)	-	-	4,245,168	215,034*
Invesco Private Prime Fund	3,721,053	142,428,283	(133,421,381)	(7)	(806)	12,727,142	557,487*
Total	$5,361,749	$218,728,674	$(206,997,026)	$(7)	$(806)	$17,092,584	$774,359

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International BuyBack AchieversTM ETF (IPKW)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.25%
Australia-2.26%
AMP Ltd.	411,568	$ 318,474
Helia Group Ltd.	37,913	98,781
McMillan Shakespeare Ltd.	9,392	109,842
Qantas Airways Ltd.(a)	240,191	1,013,217
Whitehaven Coal Ltd.	131,189	661,345
		2,201,659
Belgium-1.03%
Groupe Bruxelles Lambert N.V.	13,456	1,004,691
Canada-5.25%
Advantage Energy Ltd.(a)	24,087	167,909
Canada Goose Holdings, Inc.(a)	5,093	58,729
CES Energy Solutions Corp.	29,872	178,612
CI Financial Corp.	20,415	246,644
Docebo, Inc.(a)	2,284	91,132
Dye & Durham Ltd.	2,832	27,142
Gildan Activewear, Inc.	21,670	881,890
Imperial Oil Ltd.	21,008	1,504,145
Mattr Corp.(a)	7,912	100,514
MEG Energy Corp.(a)	42,471	879,580
Mullen Group Ltd.	12,957	140,220
NuVista Energy Ltd.(a)	27,430	265,474
Obsidian Energy Ltd.(a)	11,958	89,418
Secure Energy Services, Inc.	41,257	364,054
Trican Well Service Ltd.	31,680	115,580
		5,111,043
China-4.92%
Alibaba Group Holding Ltd.	483,900	4,788,207
Denmark-3.19%
A.P. Moller - Maersk A/S, Class B	571	946,436
D/S Norden A/S	3,413	147,589
Pandora A/S(b)	12,858	2,015,618
		3,109,643
France-11.22%
BNP Paribas S.A.	73,160	5,023,905
Carrefour S.A.	78,673	1,174,823
TotalEnergies SE	69,875	4,724,224
		10,922,952
Germany-0.98%
K+S AG	24,715	319,057
TeamViewer SE(a)(c)	22,101	298,346
United Internet AG	15,354	340,599
		958,002
Hong Kong-0.06%
Skyworth Group Ltd.	166,000	60,348
Ireland-0.21%
Glenveagh Properties PLC(a)(c)	79,113	117,797
Greencore Group PLC(a)	39,001	90,271
		208,068
Israel-0.48%
Plus500 Ltd.	12,001	361,629
Tel Aviv Stock Exchange Ltd. (The)	13,625	108,855
		470,484
Italy-5.40%
OVS S.p.A.(c)	32,847	92,911
UniCredit S.p.A.	125,859	5,169,171
		5,262,082
	Shares	Value
Japan-17.73%
Alfresa Holdings Corp.	31,834	$ 500,170
Citizen Watch Co. Ltd.	35,877	244,410
Dai Nippon Printing Co. Ltd.	43,481	1,436,266
Eiken Chemical Co. Ltd.	5,124	83,266
Hokkoku Financial Holdings, Inc.	3,652	138,352
Hosokawa Micron Corp.	2,459	66,844
Idemitsu Kosan Co. Ltd.	163,773	1,092,836
Japan Aviation Electronics Industry Ltd.	7,480	126,324
Japan Post Holdings Co. Ltd.	235,431	2,509,845
JVCKenwood Corp.	25,744	158,954
Kansai Paint Co. Ltd.	27,374	450,108
Kureha Corp.	7,262	144,265
Megachips Corp.	2,671	74,825
Nippon Yusen K.K.	68,692	2,236,622
Olympus Corp.	144,758	2,505,316
Sankyo Co. Ltd.	38,778	430,151
Sankyu, Inc.	8,652	296,719
Seino Holdings Co. Ltd.	25,320	395,972
Sekisui Jushi Corp.	4,594	77,371
Sojitz Corp.	33,121	792,694
Suzuken Co. Ltd.	12,186	445,454
Toa Corp.	13,782	93,523
Toho Holdings Co. Ltd.	12,016	350,274
Tokai Rika Co. Ltd.	10,151	139,588
Tokyo Gas Co. Ltd.	57,793	1,268,327
TSI Holdings Co. Ltd.	11,483	69,221
Ushio, Inc.	14,315	205,458
Wacoal Holdings Corp.	7,583	220,847
Wacom Co. Ltd.	16,983	82,172
Yamato Holdings Co. Ltd.	52,027	631,751
		17,267,925
Mexico-0.18%
Grupo Elektra S.A.B. de C.V.(b)	3,496	177,319
Netherlands-6.51%
Aegon Ltd.	216,275	1,397,167
ING Groep N.V.	272,854	4,945,529
		6,342,696
Norway-2.23%
Equinor ASA	81,758	2,168,350
Poland-0.19%
Asseco Poland S.A.	8,460	179,072
Portugal-1.23%
Galp Energia SGPS S.A.	56,980	1,199,558
South Africa-2.72%
Naspers Ltd.	11,949	2,313,579
Woolworths Holdings Ltd.	100,776	333,496
		2,647,075
South Korea-0.52%
Hugel, Inc.(a)	962	171,542
Hyundai Elevator Co. Ltd.	4,419	136,895
Jeio Co. Ltd.(a)	3,358	43,660
Seegene, Inc.	6,287	98,409
SK Networks Co. Ltd.	15,915	53,696
		504,202
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Spain-2.16%
ACS Actividades de Construccion y Servicios S.A.	1	$ 40
Repsol S.A.	147,787	2,106,951
		2,106,991
Sweden-1.29%
Trelleborg AB, Class B	31,403	1,165,570
Truecaller AB, Class B	29,653	93,682
		1,259,252
United Kingdom-20.78%
abrdn PLC(b)	180,038	393,241
Balfour Beatty PLC	54,513	294,921
Burberry Group PLC	37,309	371,392
Centrica PLC	547,578	932,274
Deliveroo PLC(a)(c)	96,474	163,445
Domino’s Pizza Group PLC	21,303	88,655
Harbour Energy PLC	60,117	242,077
IG Group Holdings PLC	36,767	442,738
Imperial Brands PLC	63,283	1,742,728
InterContinental Hotels Group PLC	13,619	1,371,447
Johnson Service Group PLC	37,523	78,464
Lloyds Banking Group PLC	3,372,825	2,581,143
Man Group PLC	124,348	390,353
Mears Group PLC	6,602	30,697
NatWest Group PLC	592,138	2,799,667
OSB Group PLC	37,844	250,821
Paragon Banking Group PLC	20,925	216,092
Serco Group PLC	105,944	260,593
Shell PLC	130,295	4,752,956
Spirent Communications PLC	46,360	103,017
	Shares	Value
United Kingdom-(continued)
Standard Chartered PLC	201,791	$ 1,988,511
Whitbread PLC	16,947	633,437
Zigup PLC	20,445	111,345
		20,240,014
United States-9.71%
BP PLC	777,055	4,579,733
CRH PLC	57,239	4,875,894
		9,455,627
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $94,564,829)		97,645,260
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.04%
Invesco Private Government Fund, 5.30%(d)(e)(f)	1,358,322	1,358,322
Invesco Private Prime Fund, 5.48%(d)(e)(f)	3,545,735	3,546,799
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,905,121)		4,905,121
TOTAL INVESTMENTS IN SECURITIES-105.29% (Cost $99,469,950)		102,550,381
OTHER ASSETS LESS LIABILITIES-(5.29)%		(5,148,586)
NET ASSETS-100.00%		$97,401,795

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $672,499, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,354,373	$(1,354,373)	$-	$-	$-	$359
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	854,461	12,533,332	(12,029,471)	-	-	1,358,322	45,623*
Invesco Private Prime Fund	2,576,371	26,788,717	(25,818,050)	-	(239)	3,546,799	123,133*
Total	$3,430,832	$40,676,422	$(39,201,894)	$-	$(239)	$4,905,121	$169,115

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Climate 500 ETF (KLMT)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Australia-2.27%
ANZ Group Holdings Ltd.	131,199	$ 2,488,800
Commonwealth Bank of Australia	51,768	4,647,783
CSL Ltd.	14,983	3,030,270
Dexus	310,458	1,423,159
Fortescue Ltd.	92,232	1,136,493
Goodman Group	92,231	2,113,963
Macquarie Group Ltd.	18,644	2,554,218
National Australia Bank Ltd.	126,003	3,174,362
Rio Tinto Ltd.	18,682	1,433,180
Rio Tinto PLC	36,912	2,382,910
Telstra Group Ltd.	805,369	2,072,070
Transurban Group	306,562	2,604,408
Wesfarmers Ltd.	45,467	2,186,666
Westpac Banking Corp.	137,696	2,679,482
Woodside Energy Group Ltd.	93,531	1,685,691
Woolworths Group Ltd.	75,344	1,697,388
		37,310,843
Belgium-0.25%
Anheuser-Busch InBev S.A./N.V.	34,381	2,044,715
Groupe Bruxelles Lambert N.V.	26,712	1,994,450
		4,039,165
Brazil-0.61%
Ambev S.A.	672,072	1,376,780
Itau Unibanco Holding S.A., Preference Shares	282,272	1,691,809
Itausa S.A., Preference Shares	827,612	1,488,977
Localiza Rent a Car S.A.	183,747	1,424,728
MercadoLibre, Inc.(a)	1,234	2,059,423
Wheaton Precious Metals Corp.	33,152	1,981,033
		10,022,750
Canada-2.64%
Agnico Eagle Mines Ltd.	27,628	2,130,523
Bank of Montreal	25,588	2,156,953
Bank of Nova Scotia (The)	48,394	2,258,468
Brookfield Corp.	48,554	2,366,456
Canadian Imperial Bank of Commerce	40,484	2,092,408
Canadian National Railway Co.	21,363	2,471,641
Canadian Pacific Kansas City Ltd.	33,060	2,770,775
Constellation Software, Inc.	749	2,361,910
Enbridge, Inc.(b)	78,291	2,928,297
Manulife Financial Corp.	77,942	2,075,143
Pembina Pipeline Corp.	50,663	1,962,414
Restaurant Brands International, Inc.	19,487	1,363,646
Rogers Communications, Inc., Class B	36,372	1,405,698
Royal Bank of Canada	40,539	4,527,386
Shopify, Inc., Class A(a)	36,374	2,226,491
Sun Life Financial, Inc.	32,736	1,624,181
Thomson Reuters Corp.	10,392	1,683,166
Toronto-Dominion Bank (The)	52,651	3,107,341
WSP Global, Inc.	10,706	1,777,346
		43,290,243
China-2.23%
Alibaba Group Holding Ltd.	416,087	4,117,195
Baidu, Inc., A Shares(a)	106,807	1,199,049
Bank of China Ltd., H Shares	4,364,920	1,944,434
BYD Co. Ltd., H Shares	52,213	1,523,882
China Construction Bank Corp., H Shares	3,561,914	2,494,069
China Resources Land Ltd.	361,193	1,084,226
	Shares	Value
China-(continued)
Industrial & Commercial Bank of China Ltd., H Shares	2,983,566	$ 1,657,537
JD.com, Inc., A Shares	106,867	1,422,705
Meituan, B Shares(a)(c)	170,424	2,384,453
NetEase, Inc.	76,080	1,423,822
NXP Semiconductors N.V.	7,953	2,092,911
PDD Holdings, Inc., ADR(a)	16,209	2,089,178
Ping An Insurance (Group) Co. of China Ltd., H Shares	347,989	1,521,227
Prosus N.V.(a)	40,271	1,399,484
Tencent Holdings Ltd.	169,343	7,851,515
Trip.com Group Ltd.(a)	24,786	1,071,776
Xiaomi Corp., B Shares(a)(c)	631,522	1,361,345
		36,638,808
Denmark-0.63%
Novo Nordisk A/S, Class B	78,433	10,372,960
France-2.45%
Air Liquide S.A.	15,588	2,846,945
AXA S.A.	57,022	2,004,748
BNP Paribas S.A.	30,716	2,109,271
Capgemini SE	7,660	1,521,840
Cie de Saint-Gobain S.A.	19,886	1,709,442
Cie Generale des Etablissements Michelin S.C.A.	38,941	1,542,254
Danone S.A.	30,516	1,986,566
EssilorLuxottica S.A.	8,866	2,031,029
Hermes International S.C.A.	1,073	2,348,893
Kering S.A.	3,820	1,176,016
Legrand S.A.	17,798	1,923,611
L’Oreal S.A.	7,122	3,087,698
LVMH Moet Hennessy Louis Vuitton SE	7,069	4,995,038
Orange S.A.(a)	140,291	1,556,042
Pernod Ricard S.A.	10,374	1,391,988
Publicis Groupe S.A.	13,882	1,451,399
Schneider Electric SE	17,357	4,185,573
Vinci S.A.	20,402	2,331,333
		40,199,686
Germany-2.14%
adidas AG	5,649	1,413,887
Allianz SE	10,927	3,083,729
BASF SE	30,576	1,426,020
Bayerische Motoren Werke AG	18,677	1,734,456
Deutsche Bank AG	83,139	1,298,731
Deutsche Boerse AG	7,216	1,478,918
Deutsche Post AG	36,375	1,623,658
Deutsche Telekom AG	107,786	2,819,075
E.ON SE	130,992	1,837,744
Henkel AG & Co. KGaA, Preference Shares	14,969	1,281,259
Infineon Technologies AG	41,570	1,441,703
Mercedes-Benz Group AG	33,049	2,187,225
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	4,229	2,084,918
SAP SE	28,300	5,972,185
Siemens AG	21,383	3,920,134
Volkswagen AG, Preference Shares	13,705	1,530,475
		35,134,117
Hong Kong-0.36%
AIA Group Ltd.	378,297	2,542,319
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Hong Kong Exchanges & Clearing Ltd.	59,175	$ 1,755,858
MTR Corp. Ltd.	500,428	1,620,690
		5,918,867
India-1.48%
Axis Bank Ltd., GDR(c)	41,568	2,909,760
HDFC Bank Ltd., ADR	59,769	3,586,738
ICICI Bank Ltd., ADR	182,024	5,298,719
Infosys Ltd., ADR(b)	220,303	4,875,305
Mahindra & Mahindra Ltd., GDR(c)	95,163	3,330,705
Reliance Industries Ltd., GDR(c)	60,999	4,398,028
		24,399,255
Ireland-0.42%
Accenture PLC, Class A	16,774	5,545,820
Flutter Entertainment PLC(a)	6,726	1,328,280
		6,874,100
Italy-0.46%
Enel S.p.A.	245,075	1,748,701
Ferrari N.V.	4,085	1,681,513
Intesa Sanpaolo S.p.A.	549,335	2,229,431
UniCredit S.p.A.	45,005	1,848,406
		7,508,051
Japan-5.32%
Bridgestone Corp.	39,641	1,629,533
Canon, Inc.	61,744	1,945,966
Daiichi Sankyo Co. Ltd.	55,978	2,287,337
Daikin Industries Ltd.	9,490	1,381,619
Daiwa House Industry Co. Ltd.	75,918	2,166,130
Denso Corp.	111,235	1,858,599
FANUC Corp.	49,612	1,487,107
Fast Retailing Co. Ltd.	6,487	1,795,717
FUJIFILM Holdings Corp.	87,570	2,083,614
Hitachi Ltd.	163,940	3,582,578
Honda Motor Co. Ltd.	197,003	2,156,480
Hoya Corp.	11,893	1,497,098
Hulic Co. Ltd.	170,216	1,664,714
ITOCHU Corp.	41,051	2,123,488
KDDI Corp.	69,312	2,082,216
Keyence Corp.	5,526	2,419,966
Komatsu Ltd.	55,497	1,607,075
Kyocera Corp.	122,286	1,545,033
Marubeni Corp.	70,993	1,349,697
Mitsubishi Corp.	101,625	2,123,548
Mitsubishi Electric Corp.	89,132	1,540,824
Mitsubishi UFJ Financial Group, Inc.	312,321	3,632,605
Mitsui Fudosan Co. Ltd.	177,543	1,856,732
Mizuho Financial Group, Inc.	96,580	2,213,265
Murata Manufacturing Co. Ltd.	95,258	2,121,558
Nintendo Co. Ltd.	34,716	1,935,384
Nippon Telegraph & Telephone Corp.	1,463,462	1,560,144
Nomura Holdings, Inc.	259,794	1,623,238
Obayashi Corp.	144,028	1,900,622
Recruit Holdings Co. Ltd.	44,446	2,557,580
SECOM Co. Ltd.	25,587	1,636,303
Sekisui House Ltd.(b)	77,360	1,943,512
Shin-Etsu Chemical Co. Ltd.	56,338	2,526,710
SoftBank Corp.	177,663	2,320,270
SoftBank Group Corp.	31,713	1,931,108
Sony Group Corp.	38,200	3,435,106
Sumitomo Electric Industries Ltd.	97,180	1,491,997
Sumitomo Mitsui Financial Group, Inc.	39,641	2,875,725
	Shares	Value
Japan-(continued)
Takeda Pharmaceutical Co. Ltd.	93,817	$ 2,682,445
Terumo Corp.	81,204	1,460,441
Tokio Marine Holdings, Inc.	60,783	2,432,774
Tokyo Electron Ltd.	14,416	2,972,114
		87,437,972
Mexico-0.23%
Arca Continental S.A.B. de C.V.	137,694	1,355,027
Grupo Financiero Banorte S.A.B. de C.V., Class O	158,671	1,189,021
Grupo Mexico S.A.B. de C.V., Class B	225,414	1,270,415
		3,814,463
Netherlands-1.02%
Akzo Nobel N.V.	20,812	1,286,381
ASM International N.V.	1,973	1,352,726
ASML Holding N.V.	9,761	8,983,308
Heineken N.V.	14,135	1,254,536
ING Groep N.V.	103,920	1,883,569
Wolters Kluwer N.V.	12,167	2,042,034
		16,802,554
New Zealand-0.12%
Meridian Energy Ltd.	500,108	1,930,754
Norway-0.18%
Aker BP ASA	58,457	1,416,184
Equinor ASA	55,860	1,481,494
		2,897,678
Singapore-0.81%
CapitaLand Ascendas REIT	1,082,192	2,200,630
CapitaLand Integrated Commercial Trust	1,593,076	2,477,271
DBS Group Holdings Ltd.	83,726	2,290,322
Oversea-Chinese Banking Corp. Ltd.	208,054	2,309,810
Singapore Telecommunications Ltd.	892,757	2,055,690
United Overseas Bank Ltd.	82,525	1,995,876
		13,329,599
South Africa-0.28%
Anglo American PLC	48,065	1,450,823
FirstRand Ltd.	427,366	1,919,374
Naspers Ltd.	6,495	1,257,569
		4,627,766
South Korea-0.72%
Samsung Electronics Co. Ltd.	131,199	7,995,349
SK hynix, Inc.	16,670	2,356,261
Woori Financial Group, Inc.	132,497	1,514,801
		11,866,411
Spain-0.75%
Amadeus IT Group S.A.	19,455	1,278,715
Banco Bilbao Vizcaya Argentaria S.A.	187,879	1,972,862
Banco Santander S.A.	475,924	2,294,314
Iberdrola S.A.	242,113	3,191,039
Industria de Diseno Textil S.A.	44,801	2,174,776
Telefonica S.A.	310,552	1,404,347
		12,316,053
Sweden-0.74%
Assa Abloy AB, Class B	68,718	2,089,572
Atlas Copco AB, Class A	138,898	2,470,139
Boliden AB	41,092	1,252,206
Investor AB, Class B	74,046	2,098,900

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Sweden-(continued)
Sandvik AB	89,631	$ 1,833,164
Volvo AB, Class B	97,314	2,481,518
		12,225,499
Switzerland-1.83%
ABB Ltd.	64,732	3,587,193
Chocoladefabriken Lindt & Spruengli AG, PC	121	1,513,445
Cie Financiere Richemont S.A.	16,624	2,530,663
Givaudan S.A.	412	2,015,886
Nestle S.A.	70,146	7,103,453
Novartis AG	53,258	5,964,412
Sika AG(a)	6,345	1,923,142
UBS Group AG(a)	92,231	2,793,387
Zurich Insurance Group AG	4,815	2,643,122
		30,074,703
Taiwan-2.18%
Cathay Financial Holding Co. Ltd.	1,230,116	2,335,237
CTBC Financial Holding Co. Ltd.	1,477,379	1,595,587
E.Sun Financial Holding Co. Ltd.	1,906,116	1,539,622
Fubon Financial Holding Co. Ltd.	966,048	2,592,195
Hon Hai Precision Industry Co. Ltd.	387,700	2,335,400
MediaTek, Inc.	49,213	1,826,585
SinoPac Financial Holdings Co. Ltd.	2,296,989	1,858,835
Taishin Financial Holding Co. Ltd.	2,909,146	1,796,643
Taiwan Cooperative Financial Holding Co. Ltd.	2,036,522	1,663,542
Taiwan Semiconductor Manufacturing Co. Ltd.	576,148	16,371,227
Yuanta Financial Holding Co. Ltd.	1,863,878	1,859,909
		35,774,782
United Kingdom-2.83%
AstraZeneca PLC	39,241	6,233,862
Aviva PLC	264,336	1,698,313
Barclays PLC	511,039	1,534,674
Compass Group PLC	72,859	2,242,269
Diageo PLC	72,652	2,257,362
HSBC Holdings PLC	474,229	4,288,234
Informa PLC	149,123	1,664,877
Lloyds Banking Group PLC	2,285,853	1,749,309
London Stock Exchange Group PLC	19,464	2,367,553
Reckitt Benckiser Group PLC	35,026	1,879,649
RELX PLC	55,651	2,625,497
Rolls-Royce Holdings PLC(a)	290,564	1,677,976
Segro PLC	124,278	1,461,883
Severn Trent PLC	41,570	1,372,776
Shell PLC	163,581	5,967,176
Smiths Group PLC	72,747	1,668,838
Unilever PLC	71,546	4,389,018
United Utilities Group PLC	100,856	1,338,196
		46,417,462
United States-66.98%
3M Co.	16,448	2,097,942
Abbott Laboratories	47,518	5,034,057
AbbVie, Inc.	43,587	8,077,543
Adobe, Inc.(a)	11,212	6,185,100
Advanced Micro Devices, Inc.(a)	39,586	5,719,385
Aflac, Inc.	17,702	1,688,417
Agilent Technologies, Inc.	11,924	1,686,054
Air Products and Chemicals, Inc.	6,055	1,597,612
Airbnb, Inc., Class A(a)	13,285	1,854,055
Alcon, Inc.	16,887	1,599,589
	Shares	Value
United States-(continued)
Alphabet, Inc., Class A	149,104	$ 25,577,300
Alphabet, Inc., Class C	98,836	17,113,453
Amazon.com, Inc.(a)	209,102	39,097,892
American Express Co.	15,227	3,853,040
American International Group, Inc.	24,681	1,955,476
American Tower Corp.	13,631	3,004,272
American Water Works Co., Inc.	12,152	1,729,959
Ameriprise Financial, Inc.	3,897	1,675,983
AMETEK, Inc.	10,301	1,787,018
Amgen, Inc.	13,640	4,534,891
Amphenol Corp., Class A	39,297	2,525,225
Analog Devices, Inc.	16,131	3,732,391
Aon PLC, Class A	6,487	2,131,044
Apollo Global Management, Inc.	14,892	1,866,117
Apple, Inc.	327,887	72,817,145
Applied Materials, Inc.	23,997	5,092,163
Arista Networks, Inc.(a)	7,197	2,494,120
Arthur J. Gallagher & Co.	6,748	1,912,991
AT&T, Inc.	189,656	3,650,878
Autodesk, Inc.(a)	9,602	2,376,687
Automatic Data Processing, Inc.	11,020	2,894,072
AutoZone, Inc.(a)	517	1,620,118
AvalonBay Communities, Inc.	9,035	1,851,452
Avery Dennison Corp.	6,770	1,467,939
Baker Hughes Co., Class A	48,063	1,860,999
Bank of America Corp.	174,072	7,016,842
Bank of New York Mellon Corp. (The)	30,496	1,984,375
Becton, Dickinson and Co.	8,676	2,091,437
Biogen, Inc.(a)(b)	6,290	1,341,028
BlackRock, Inc.	4,049	3,548,949
Blackstone, Inc., Class A	20,947	2,977,616
Block, Inc., Class A(a)(b)	20,466	1,266,436
Booking Holdings, Inc.	887	3,295,214
Boston Scientific Corp.(a)	48,065	3,551,042
BP PLC	504,985	2,976,233
Bristol-Myers Squibb Co.	58,458	2,780,263
Broadcom, Inc.	101,640	16,331,515
Cadence Design Systems, Inc.(a)	7,869	2,106,217
Capital One Financial Corp.	12,990	1,966,686
Carrier Global Corp.	25,593	1,743,139
Caterpillar, Inc.	12,542	4,342,040
Cencora, Inc.	8,870	2,109,996
Charles Schwab Corp. (The)	37,673	2,455,903
Chevron Corp.	43,262	6,942,253
Chipotle Mexican Grill, Inc.(a)	39,417	2,141,131
Chubb Ltd.	10,560	2,910,970
Church & Dwight Co., Inc.	14,052	1,377,237
Cigna Group (The)	7,365	2,567,955
Cintas Corp.	2,907	2,220,774
Cisco Systems, Inc.	106,721	5,170,632
Citigroup, Inc.	53,406	3,464,981
CME Group, Inc., Class A	10,392	2,013,034
Coca-Cola Co. (The)	107,187	7,153,660
Cognizant Technology Solutions Corp., Class A	25,278	1,913,039
Colgate-Palmolive Co.	26,249	2,603,638
Comcast Corp., Class A	104,069	4,294,928
ConocoPhillips	35,073	3,900,118
Consolidated Edison, Inc.	18,676	1,821,284
Constellation Energy Corp.	8,300	1,575,340
Copart, Inc.(a)	30,653	1,604,072
Corning, Inc.	41,570	1,663,216

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
United States-(continued)
Corteva, Inc.	30,608	$ 1,717,109
Costco Wholesale Corp.	10,283	8,452,626
Coterra Energy, Inc.	51,962	1,340,620
CrowdStrike Holdings, Inc., Class A(a)	7,004	1,624,648
Crown Castle, Inc.	14,291	1,573,153
CSX Corp.	66,632	2,338,783
Cummins, Inc.	7,277	2,123,429
CVS Health Corp.	38,310	2,311,242
D.R. Horton, Inc.	9,899	1,781,127
Danaher Corp.	17,647	4,889,631
Deere & Co.	7,509	2,793,198
Dell Technologies, Inc., Class C	9,692	1,101,787
Devon Energy Corp.	38,412	1,806,516
DexCom, Inc.(a)	11,691	792,884
Diamondback Energy, Inc.	10,701	2,164,919
Digital Realty Trust, Inc.	10,813	1,616,435
Discover Financial Services	11,474	1,652,141
Dover Corp.	11,107	2,046,576
DuPont de Nemours, Inc.	18,186	1,522,168
Eaton Corp. PLC	11,877	3,619,991
Ecolab, Inc.	9,857	2,273,911
Edison International	21,443	1,715,654
Edwards Lifesciences Corp.(a)	21,732	1,370,203
Elevance Health, Inc.	5,560	2,958,087
Eli Lilly and Co.	18,359	14,765,593
Emerson Electric Co.	21,286	2,492,803
EOG Resources, Inc.	22,858	2,898,394
Equifax, Inc.	6,333	1,769,250
Equinix, Inc.	3,047	2,407,861
Equity Residential	24,239	1,687,762
Eversource Energy	25,525	1,656,828
Exelon Corp.	38,970	1,449,684
Experian PLC	42,219	1,991,261
Exxon Mobil Corp.	105,256	12,482,309
FedEx Corp.	5,678	1,716,176
Ferguson PLC	6,897	1,535,617
Ferrovial SE	44,909	1,785,419
Fidelity National Information Services, Inc.	19,309	1,483,510
Fiserv, Inc.(a)	16,960	2,774,147
Ford Motor Co.	142,980	1,547,044
Freeport-McMoRan, Inc.	59,998	2,724,509
Gartner, Inc.(a)	3,298	1,652,925
GE Vernova, Inc.(a)	9,029	1,609,329
General Electric Co.	28,385	4,831,127
General Mills, Inc.	26,807	1,799,822
General Motors Co.	41,570	1,842,382
Gilead Sciences, Inc.	36,636	2,786,534
Goldman Sachs Group, Inc. (The)	8,649	4,402,600
GSK PLC	122,106	2,371,409
Halliburton Co.	45,467	1,576,796
HCA Healthcare, Inc.	5,196	1,886,408
Healthpeak Properties, Inc.	74,046	1,615,684
HEICO Corp., Class A	8,595	1,633,995
Hershey Co. (The)	8,141	1,607,685
Hess Corp.	12,788	1,961,935
Hilton Worldwide Holdings, Inc.	12,418	2,665,772
Home Depot, Inc. (The)	23,506	8,653,969
Howmet Aerospace, Inc.	19,966	1,910,746
HP, Inc.	45,465	1,640,832
HubSpot, Inc.(a)	2,349	1,167,523
Humana, Inc.	4,445	1,607,356
Illinois Tool Works, Inc.	8,562	2,117,211
	Shares	Value
United States-(continued)
Ingersoll Rand, Inc.	19,097	$ 1,917,339
Intel Corp.	104,236	3,204,215
Intercontinental Exchange, Inc.	17,490	2,650,784
International Business Machines Corp.	23,056	4,429,980
Intuit, Inc.	8,066	5,221,525
Intuitive Surgical, Inc.(a)	9,176	4,079,741
IQVIA Holdings, Inc.(a)	8,646	2,128,905
Iron Mountain, Inc.	17,454	1,790,082
Johnson & Johnson	59,322	9,363,978
Johnson Controls International PLC	24,683	1,765,822
JPMorgan Chase & Co.	66,266	14,101,405
Kellanova	24,476	1,423,279
Keurig Dr Pepper, Inc.	49,362	1,692,129
Keysight Technologies, Inc.(a)	10,088	1,407,982
Kimberly-Clark Corp.	14,790	1,997,390
Kimco Realty Corp.	83,139	1,806,610
Kinder Morgan, Inc.	80,538	1,701,768
KKR & Co., Inc., Class A	20,364	2,513,936
KLA Corp.	3,829	3,151,535
Lam Research Corp.	4,079	3,757,738
Lennar Corp., Class A	9,685	1,713,567
Linde PLC	12,340	5,596,190
Lowe’s Cos., Inc.	14,358	3,525,033
Marathon Oil Corp.	63,651	1,785,411
Marathon Petroleum Corp.	10,839	1,918,720
Marriott International, Inc., Class A	8,041	1,827,719
Marsh & McLennan Cos., Inc.	12,990	2,891,184
Marvell Technology, Inc.	25,630	1,716,697
Mastercard, Inc., Class A	20,490	9,501,418
McDonald’s Corp.	19,695	5,227,053
McKesson Corp.	4,395	2,711,803
Medtronic PLC	36,374	2,921,560
Merck & Co., Inc.	63,588	7,193,710
Meta Platforms, Inc., Class A	49,706	23,601,900
MetLife, Inc.	20,434	1,570,353
Mettler-Toledo International, Inc.(a)	1,048	1,594,039
Microchip Technology, Inc.	18,758	1,665,335
Micron Technology, Inc.	27,068	2,972,608
Microsoft Corp.	158,363	66,251,161
Moderna, Inc.(a)	10,049	1,198,042
Mondelez International, Inc., Class A	42,418	2,899,270
Moody’s Corp.	5,961	2,721,077
Morgan Stanley	33,776	3,486,021
Motorola Solutions, Inc.	4,737	1,889,684
Nasdaq, Inc.	23,384	1,582,629
Netflix, Inc.(a)	10,280	6,459,438
Newmont Corp.	44,923	2,204,372
NextEra Energy, Inc.	49,364	3,770,916
NIKE, Inc., Class B	32,637	2,443,206
Norfolk Southern Corp.	8,287	2,068,104
Nucor Corp.(b)	8,562	1,395,092
NVIDIA Corp.	558,479	65,353,213
Omnicom Group, Inc.(b)	15,590	1,528,444
ONEOK, Inc.	22,628	1,885,591
Oracle Corp.	39,153	5,459,886
O’Reilly Automotive, Inc.(a)	1,734	1,953,074
Otis Worldwide Corp.	16,650	1,573,425
PACCAR, Inc.	21,447	2,115,961
Palo Alto Networks, Inc.(a)	9,096	2,953,744
Parker-Hannifin Corp.	4,685	2,629,035
Paychex, Inc.	11,691	1,496,682
PayPal Holdings, Inc.(a)	30,757	2,023,195

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
United States-(continued)
PepsiCo, Inc.	36,492	$ 6,301,074
Pfizer, Inc.	154,797	4,727,500
PG&E Corp.	77,940	1,422,405
Phillips 66	12,990	1,889,785
PNC Financial Services Group, Inc. (The)	12,990	2,352,489
PPG Industries, Inc.	14,208	1,804,132
Procter & Gamble Co. (The)	56,989	9,161,552
Progressive Corp. (The)	14,305	3,062,987
Prologis, Inc.	28,969	3,651,542
Prudential Financial, Inc.	16,654	2,087,079
Public Service Enterprise Group, Inc.	20,054	1,599,708
Public Storage	5,500	1,627,560
QUALCOMM, Inc.	28,445	5,147,123
Quanta Services, Inc.	5,196	1,378,915
Realty Income Corp.	37,673	2,163,560
Regency Centers Corp.	25,982	1,749,628
Regeneron Pharmaceuticals, Inc.(a)	2,682	2,894,388
Republic Services, Inc.	8,996	1,748,103
Roche Holding AG	18,333	5,952,367
Roper Technologies, Inc.	3,765	2,050,984
Ross Stores, Inc.	11,465	1,642,132
S&P Global, Inc.	9,822	4,761,018
Salesforce, Inc.	24,404	6,315,755
Sanofi S.A.	34,074	3,514,960
Schlumberger N.V.	42,867	2,070,047
ServiceNow, Inc.(a)	5,875	4,784,541
Sherwin-Williams Co. (The)	7,204	2,527,163
Simon Property Group, Inc.	14,289	2,192,504
Snowflake, Inc., Class A(a)(b)	9,950	1,297,281
Starbucks Corp.	34,393	2,680,934
Stellantis N.V.	73,221	1,220,497
Stryker Corp.	9,004	2,948,360
Super Micro Computer, Inc.(a)	1,534	1,076,331
Swiss Re AG	13,392	1,649,943
Synopsys, Inc.(a)	4,884	2,726,835
Sysco Corp.	20,419	1,565,116
Target Corp.	13,553	2,038,507
TE Connectivity Ltd.	11,897	1,836,064
Tesla, Inc.(a)	65,782	15,266,029
Texas Instruments, Inc.	23,094	4,706,788
Thermo Fisher Scientific, Inc.	10,039	6,157,320
TJX Cos., Inc. (The)	30,500	3,447,110
T-Mobile US, Inc.	17,444	3,179,692
Trane Technologies PLC	7,196	2,405,479
TransDigm Group, Inc.	1,957	2,532,789
Travelers Cos., Inc. (The)	7,794	1,686,933
Truist Financial Corp.	44,168	1,973,868
U.S. Bancorp	46,766	2,098,858
	Shares	Value
United States-(continued)
Uber Technologies, Inc.(a)	48,511	$ 3,127,504
Union Pacific Corp.	14,311	3,530,953
United Parcel Service, Inc., Class B	17,822	2,323,454
United Rentals, Inc.	2,394	1,812,497
UnitedHealth Group, Inc.	21,107	12,161,009
Ventas, Inc.	29,319	1,596,126
Verizon Communications, Inc.	107,718	4,364,733
Vertex Pharmaceuticals, Inc.(a)	6,509	3,226,642
VICI Properties, Inc.	54,558	1,705,483
Visa, Inc., Class A	38,711	10,284,351
Vulcan Materials Co.	5,489	1,506,785
W.W. Grainger, Inc.	1,462	1,428,096
Wabtec Corp.	9,093	1,465,337
Walmart, Inc.	105,228	7,222,850
Walt Disney Co. (The)	45,171	4,232,071
Waste Management, Inc.	12,304	2,493,529
Wells Fargo & Co.	85,453	5,070,781
Welltower, Inc.	19,815	2,204,419
Weyerhaeuser Co.	50,665	1,609,120
Williams Cos., Inc. (The)	42,867	1,840,709
Workday, Inc., Class A(a)(b)	7,527	1,709,532
Xylem, Inc.	9,833	1,312,706
Yum! Brands, Inc.	12,992	1,725,727
Zimmer Biomet Holdings, Inc.	15,181	1,690,404
Zoetis, Inc.	12,536	2,256,981
		1,099,841,856
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $1,625,364,663)		1,641,066,397
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.50%
Invesco Private Government Fund, 5.30%(d)(e)(f)	2,261,202	2,261,202
Invesco Private Prime Fund, 5.48%(d)(e)(f)	5,885,793	5,887,559
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,148,761)		8,148,761
TOTAL INVESTMENTS IN SECURITIES-100.43% (Cost $1,633,513,424)		1,649,215,158
OTHER ASSETS LESS LIABILITIES-(0.43)%		(7,070,840)
NET ASSETS-100.00%		$1,642,144,318

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $14,384,291, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,981,046	$(3,981,046)	$-	$-	$-	$4,071
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,947,043	(3,685,841)	-	-	2,261,202	2,938*
Invesco Private Prime Fund	-	6,679,856	(792,298)	-	1	5,887,559	4,761*
Total	$-	$16,607,945	$(8,459,185)	$-	$1	$8,148,761	$11,770

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.89%
Austria-3.91%
Mondi PLC	108,992	$ 2,128,623
Brazil-5.13%
Dexco S.A.	102,095	132,027
Irani Papel e Embalagem S.A.	33,200	49,570
Klabin S.A.	198,847	777,061
Suzano S.A.	192,753	1,836,571
		2,795,229
Canada-4.68%
Canfor Corp.(a)	15,164	173,874
Cascades, Inc.	19,366	136,401
Interfor Corp.(a)	12,979	170,335
Stella-Jones, Inc.(b)	12,689	853,220
West Fraser Timber Co. Ltd.	13,753	1,218,850
		2,552,680
Chile-0.89%
Empresas CMPC S.A.	279,260	483,536
China-0.72%
Lee & Man Paper Manufacturing Ltd.	318,578	98,689
Nine Dragons Paper Holdings Ltd.(a)	405,620	158,364
Shandong Sun Paper Industry JSC Ltd., A Shares	48,900	92,562
ShenZhen YUTO Packaging Technology Co. Ltd., A Shares	13,900	44,872
		394,487
Finland-9.98%
Huhtamaki OYJ	23,594	956,394
Metsa Board OYJ(b)	39,353	300,643
Stora Enso OYJ, Class R(b)	143,856	1,796,393
UPM-Kymmene OYJ	72,095	2,381,769
		5,435,199
Germany-0.15%
Mercer International, Inc.(b)	10,795	82,258
Indonesia-0.90%
PT Indah Kiat Pulp & Paper Tbk	612,760	314,671
PT Pabrik Kertas Tjiwi Kimia Tbk	352,253	174,393
		489,064
Japan-3.11%
Daio Paper Corp.(b)	21,528	127,872
Hokuetsu Corp.(b)	23,185	179,057
Nippon Paper Industries Co. Ltd.	25,292	163,223
Oji Holdings Corp.	213,890	907,106
Rengo Co. Ltd.	45,487	316,831
		1,694,089
Portugal-0.71%
Altri SGPS S.A.(b)	18,286	99,431
Navigator Co. S.A. (The)	53,766	218,176
Semapa-Sociedade de Investimento e Gestao	4,397	71,180
		388,787
Russia-0.00%
Segezha Group PJSC(a)(c)(d)	1,310,077	0
Saudi Arabia-0.41%
Middle East Paper Co.	11,307	120,698
Saudi Paper Manufacturing Co.	5,039	100,729
		221,427
	Shares	Value
South Africa-0.80%
Sappi Ltd.(b)	149,142	$ 436,163
South Korea-0.08%
Dongwha Enterprise Co. Ltd.(a)	4,630	45,871
Spain-0.23%
Ence Energia y Celulosa S.A.(a)(b)	35,277	123,910
Sweden-6.08%
Billerud AB(b)	54,443	547,600
Holmen AB, Class B(b)	18,827	739,195
Svenska Cellulosa AB S.C.A., Class B(b)	149,142	2,026,114
		3,312,909
Switzerland-2.84%
SIG Group AG(a)(b)	73,881	1,548,542
Taiwan-1.12%
Cheng Loong Corp.	165,000	132,020
Chung Hwa Pulp Corp.(a)	103,000	64,081
Longchen Paper & Packaging Co. Ltd.(a)	228,000	96,763
Shihlin Paper Corp.(a)	39,000	70,715
YFY, Inc.	274,000	248,826
		612,405
Thailand-0.45%
SCG Packaging PCL, NVDR	306,951	243,270
United Kingdom-3.61%
DS Smith PLC	336,868	1,967,877
United States-53.09%
Amcor PLC	274,812	2,893,770
Avery Dennison Corp.	12,098	2,623,209
Clearwater Paper Corp.(a)	4,317	239,464
Graphic Packaging Holding Co.(b)	75,376	2,268,818
International Paper Co.	66,413	3,086,876
Louisiana-Pacific Corp.	16,137	1,584,008
Packaging Corp. of America	15,284	3,054,813
Pactiv Evergreen, Inc.	11,412	149,954
PotlatchDeltic Corp.(b)	18,990	842,396
Ranpak Holdings Corp.(a)	10,684	77,139
Rayonier, Inc.(b)	33,986	1,030,795
Resolute Forest Products, Inc.(a)	13,637	19,365
Sealed Air Corp.	35,438	1,348,416
Smurfit WestRock PLC	110,744	4,965,761
Sonoco Products Co.	23,965	1,292,193
Sylvamo Corp.(b)	8,824	650,417
Weyerhaeuser Co.	88,169	2,800,247
		28,927,641
Total Common Stocks & Other Equity Interests (Cost $49,575,373)		53,883,967
Exchange-Traded Funds-1.10%
India-1.10%
Invesco India ETF(e) (Cost $523,302)	19,891	601,106
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $50,098,675)		54,485,073
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Timber ETF (CUT)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.74%
Invesco Private Government Fund, 5.30%(e)(f)(g)	2,827,670	$ 2,827,670
Invesco Private Prime Fund, 5.48%(e)(f)(g)	7,381,744	7,383,959
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,211,629)		10,211,629
TOTAL INVESTMENTS IN SECURITIES-118.73% (Cost $60,310,304)		64,696,702
OTHER ASSETS LESS LIABILITIES-(18.73)%		(10,207,632)
NET ASSETS-100.00%		$54,489,070
Investment Abbreviations:
ETF-Exchange-Traded Fund
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Invesco India ETF	$341,676	$229,229	$(87,553)	$117,399	$11,356	$601,106	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	2,028,370	(2,028,370)	-	-	-	1,495
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,727,307	15,845,727	(16,745,364)	-	-	2,827,670	111,439*
Invesco Private Prime Fund	9,241,907	37,085,335	(38,944,788)	(96)	1,601	7,383,959	298,200*
Total	$13,310,890	$55,188,661	$(57,806,075)	$117,303	$12,957**	$10,812,735	$411,134

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco India ETF	$11,001

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Green Building ETF (GBLD)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Australia-2.44%
Centuria Office REIT(a)	9,423	$ 7,661
Cromwell Property Group	32,462	8,797
Growthpoint Properties Australia Ltd.	5,946	9,047
Vicinity Ltd.	87,207	120,156
		145,661
Austria-0.53%
CA Immobilien Anlagen AG(a)	960	31,372
Canada-1.19%
First Capital REIT	2,328	27,587
RioCan REIT(a)	3,359	43,475
		71,062
China-0.07%
SOHO China Ltd.(b)	47,170	4,106
Finland-0.17%
Citycon OYJ	2,280	10,036
France-9.19%
Carmila S.A.	1,284	23,203
Covivio S.A.	1,138	58,789
Gecina S.A.	1,036	102,801
Klepierre S.A.(b)	4,815	137,969
Mercialys S.A.	2,116	26,859
Unibail-Rodamco-Westfield SE	2,653	198,947
		548,568
Hong Kong-2.60%
Fortune REIT	33,772	16,168
Henderson Land Development Co. Ltd.	32,467	91,225
Swire Properties Ltd.	26,478	41,893
Yuexiu REIT(a)	47,757	5,991
		155,277
India-1.80%
Embassy Office Parks REIT	19,227	83,284
Mindspace Business Parks REIT(b)(c)	4,679	19,151
Nesco Ltd.	477	5,289
		107,724
Japan-28.86%
Activia Properties, Inc.	15	35,242
Advance Logistics Investment Corp.	14	11,119
AEON REIT Investment Corp.	38	32,732
CRE Logistics REIT, Inc.	13	12,476
Daiwa House Industry Co. Ltd.	12,593	359,310
Daiwa House REIT Investment Corp.	52	83,671
Daiwa Office Investment Corp.	13	25,350
Frontier Real Estate Investment Corp.	12	34,654
Fukuoka REIT Corp.	14	14,590
Global One Real Estate Investment Corp.	23	15,470
GLP J-Reit	104	90,825
Hulic Reit, Inc.	29	27,504
Isetan Mitsukoshi Holdings Ltd.	7,597	153,041
Japan Excellent, Inc.	27	21,426
Japan Logistics Fund, Inc.	20	34,055
Japan Metropolitan Fund Investment Corp.	158	98,291
Japan Prime Realty Investment Corp.	19	41,230
Japan Real Estate Investment Corp.	29	100,226
LaSalle Logiport REIT	42	41,369
Mitsubishi Estate Logistics REIT Investment Corp.	11	27,672
Mori Hills REIT Investment Corp.(a)	35	29,915
Nippon Building Fund, Inc.	34	130,839
	Shares	Value
Japan-(continued)
Nippon Prologis REIT, Inc.	51	$ 83,757
Nomura Real Estate Master Fund, Inc.	90	88,349
One REIT, Inc.	5	8,607
ORIX JREIT, Inc.	59	61,212
Sekisui House REIT, Inc.	94	49,543
SOSiLA Logistics REIT, Inc.	14	10,794
		1,723,269
Netherlands-0.60%
Eurocommercial Properties N.V.	975	24,266
Wereldhave N.V.	791	11,863
		36,129
Romania-1.60%
NEPI Rockcastle N.V.(b)	12,660	95,845
Singapore-10.42%
CapitaLand Ascendas REIT	83,704	170,212
CapitaLand India Trust	22,688	18,488
CapitaLand Integrated Commercial Trust	120,622	187,570
City Developments Ltd.	11,316	44,922
Frasers Centrepoint Trust	28,603	47,258
Frasers Logistics & Commercial Trust(c)	67,638	50,061
Keppel REIT	55,711	36,444
Lendlease Global Commercial REIT	37,538	16,698
Mapletree Pan Asia Commercial Trust	53,208	50,917
		622,570
South Africa-0.59%
Redefine Properties Ltd.	150,997	35,360
Spain-2.57%
Inmobiliaria Colonial SOCIMI S.A.	6,081	35,336
Lar Espana Real Estate SOCIMI S.A.	1,131	9,962
Merlin Properties SOCIMI S.A.	8,868	101,239
Neinor Homes S.A.(b)(c)	508	7,146
		153,683
Sweden-1.34%
Atrium Ljungberg AB, Class B	1,165	24,892
Fabege AB	5,218	43,745
Platzer Fastigheter Holding AB, Class B	1,239	11,329
		79,966
United Kingdom-6.88%
Berkeley Group Holdings PLC (The)	2,373	154,839
Crest Nicholson Holdings PLC(a)	5,501	18,823
Land Securities Group PLC	15,949	130,187
Tritax Big Box REIT PLC	50,317	106,962
		410,811
United States-29.15%
Alexandria Real Estate Equities, Inc.	3,542	415,441
American Assets Trust, Inc.	1,098	29,119
Beazer Homes USA, Inc.(b)	675	22,727
Brandywine Realty Trust(a)	3,881	19,560
BXP, Inc.(a)	3,342	238,318
Cousins Properties, Inc.(a)	3,427	94,277
Douglas Emmett, Inc.(a)	3,771	60,675
Empire State Realty Trust, Inc., Class A	3,124	33,646
Equity Commonwealth(b)	2,412	49,132
Highwoods Properties, Inc.(a)	2,383	73,802
Hudson Pacific Properties, Inc.(a)	2,862	17,143
JBG SMITH Properties, (Acquired 04/20/2021 - 01/08/2024; Cost $50,106)(d)	1,963	32,095
KB Home	1,697	146,078
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
United States-(continued)
Kilroy Realty Corp.(a)	2,513	$ 92,906
Meritage Homes Corp.	809	164,122
Paramount Group, Inc.	3,918	20,530
Piedmont Office Realty Trust, Inc., Class A	2,792	24,151
SL Green Realty Corp.(a)	1,461	97,361
Vornado Realty Trust(a)	3,649	109,434
		1,740,517
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $7,104,732)		5,971,956
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.98%
Invesco Private Government Fund, 5.30%(e)(f)(g)	214,741	214,741
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(e)(f)(g)	560,382	$ 560,550
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $775,291)		775,291
TOTAL INVESTMENTS IN SECURITIES-112.98% (Cost $7,880,023)		6,747,247
OTHER ASSETS LESS LIABILITIES-(12.98)%		(775,328)
NET ASSETS-100.00%		$5,971,919

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2024.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $76,358, which represented 1.28% of the Fund’s Net Assets.
(d)	Restricted security. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Invesco India ETF	$57,331	$55,688	$(125,075)	$1,446	$12,282	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	471,940	(471,940)	-	-	-	297
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	360,532	2,981,258	(3,127,049)	-	-	214,741	10,283*
Invesco Private Prime Fund	927,328	6,648,865	(7,015,767)	(20)	144	560,550	28,000*
Total	$1,345,191	$10,157,751	$(10,739,831)	$1,426	$12,426**	$775,291	$38,580

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco India ETF	$1,672

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Austria-0.79%
Wienerberger AG	223,382	$ 7,918,806
Brazil-3.85%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	1,829,200	28,553,997
Cia de Saneamento de Minas Gerais COPASA MG	1,017,600	3,955,008
Cia de Saneamento do Parana, Series CPO	1,294,100	6,254,445
		38,763,450
Canada-2.66%
Stantec, Inc.	304,403	26,768,161
China-1.13%
Beijing Capital Eco-environment Protection Group Co. Ltd., A Shares	2,357,300	955,700
Beijing Enterprises Water Group Ltd.(a)	18,148,121	5,598,691
Beijing Originwater Technology Co. Ltd., A Shares	1,551,800	908,270
Chengdu Xingrong Environment Co. Ltd., A Shares	1,278,100	1,414,796
China Lesso Group Holdings Ltd.(a)	2,121,340	841,801
Chongqing Water Group Co. Ltd., A Shares	770,800	540,740
Jingjin Equipment, Inc., A Shares	197,200	504,798
Xi’An Shaangu Power Co. Ltd., A Shares	295,000	323,694
Zhongshan Public Utilities Group Co. Ltd., A Shares	315,800	330,786
		11,419,276
India-2.47%
Astral Ltd.	378,855	9,903,634
ElectroSteel Castings Ltd.	1,423,071	3,679,848
Jain Irrigation Systems Ltd.(b)	698,886	605,243
Jindal SAW Ltd.	245,979	1,904,728
Supreme Industries Ltd.	138,434	8,852,848
		24,946,301
Italy-0.75%
Interpump Group S.p.A.(a)	173,679	7,536,320
Japan-2.76%
Kurita Water Industries Ltd.	454,709	19,528,975
Nomura Micro Science Co. Ltd.(a)	134,709	3,223,132
Organo Corp.	110,386	5,047,558
		27,799,665
Mexico-0.26%
Orbia Advance Corp. S.A.B. de C.V.(a)	2,009,166	2,578,522
Netherlands-0.78%
Aalberts N.V.	206,966	7,905,719
Saudi Arabia-4.01%
ACWA Power Co.	352,797	37,142,465
Power and Water Utility Co. for Jubail and Yanbu	200,664	3,289,223
		40,431,688
South Korea-0.52%
Coway Co. Ltd.	115,123	5,209,488
Switzerland-7.10%
Belimo Holding AG	20,929	12,660,827
Geberit AG(a)	63,849	40,648,656
Georg Fischer AG	174,441	12,821,736
Sulzer AG	36,436	5,414,176
		71,545,395
	Shares	Value
Taiwan-0.12%
Kuo Toong International Co. Ltd.	530,000	$ 1,217,372
Thailand-0.10%
Amata Corp. PCL, NVDR	1,500,895	993,719
United Kingdom-10.81%
Pennon Group PLC	1,523,788	12,134,836
Severn Trent PLC(a)	1,467,050	48,446,752
United Utilities Group PLC(a)	3,643,148	48,338,683
		108,920,271
United States-61.77%
Advanced Drainage Systems, Inc.	290,632	51,453,489
American States Water Co.	198,322	16,367,515
American Water Works Co., Inc.(a)	580,526	82,643,681
Badger Meter, Inc.(a)	125,277	25,827,106
California Water Service Group	307,660	16,447,504
Consolidated Water Co. Ltd.(a)	60,080	1,745,925
Core & Main, Inc., Class A(b)	547,459	29,272,633
Ecolab, Inc.	157,701	36,380,044
Energy Recovery, Inc.(a)(b)	243,867	3,555,581
Essential Utilities, Inc.(a)	1,007,849	40,969,062
Franklin Electric Co., Inc.	168,571	17,973,040
Hawkins, Inc.(a)	40,475	4,205,353
Lindsay Corp.(a)	46,953	5,915,608
Middlesex Water Co.(a)	94,977	6,314,071
Montrose Environmental Group, Inc.(a)(b)	83,514	2,663,261
Mueller Water Products, Inc., Class A	662,362	13,697,646
Pentair PLC	354,243	31,127,332
Select Water Solutions, Inc., Class A(a)	426,711	5,043,724
SJW Group	156,259	9,470,858
Tetra Tech, Inc.	142,966	30,486,070
TETRA Technologies, Inc.(a)(b)	314,367	1,172,589
Valmont Industries, Inc.(a)	42,946	12,813,369
Veralto Corp.	600,981	64,040,535
Watts Water Technologies, Inc., Class A(a)	87,454	18,148,454
Xylem, Inc.	563,090	75,172,515
Zurn Elkay Water Solutions Corp.	602,379	19,553,222
		622,460,187
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $770,796,980)		1,006,414,340
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.03%
Invesco Private Government Fund, 5.30%(c)(d)(e)	13,249,634	13,249,634
Invesco Private Prime Fund, 5.48%(c)(d)(e)	37,439,747	37,450,979
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,700,544)		50,700,613
TOTAL INVESTMENTS IN SECURITIES-104.91% (Cost $821,497,524)		1,057,114,953
OTHER ASSETS LESS LIABILITIES-(4.91)%		(49,431,024)
NET ASSETS-100.00%		$1,007,683,929
See accompanying notes which are an integral part of this schedule.

Invesco S&P Global Water Index ETF (CGW)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2024.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,831,525	$(18,831,525)	$-	$-	$-	$14,667
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,786,794	66,239,067	(60,776,227)	-	-	13,249,634	249,452*
Invesco Private Prime Fund	20,028,606	134,671,285	(117,247,543)	(908)	(461)	37,450,979	676,621*
Total	$27,815,400	$219,741,877	$(196,855,295)	$(908)	$(461)	$50,700,613	$940,740

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.15%
Australia-4.50%
AGL Energy Ltd.	30,007	$ 203,392
Aristocrat Leisure Ltd.	30,662	1,085,609
Cochlear Ltd.	3,286	740,308
Coles Group Ltd.	63,203	747,015
Fortescue Ltd.	104,709	1,290,236
IGO Ltd.	41,518	150,468
James Hardie Industries PLC, CDI(a)	24,046	858,431
JB Hi-Fi Ltd.	6,190	281,530
Medibank Pvt. Ltd.	216,115	561,670
Origin Energy Ltd.	103,710	710,411
Pilbara Minerals Ltd.(b)	310,192	593,487
Pro Medicus Ltd.	3,653	342,927
REA Group Ltd.(b)	2,524	337,249
Rio Tinto PLC	61,079	3,943,048
Wesfarmers Ltd.	66,860	3,215,529
Whitehaven Coal Ltd.	63,745	321,349
Yancoal Australia Ltd.(b)	42,122	195,015
		15,577,674
Austria-0.23%
ANDRITZ AG	4,026	257,689
EVN AG	5,513	180,162
Verbund AG(b)	4,226	338,399
		776,250
Belgium-0.09%
Syensqo S.A.	3,460	306,003
Canada-5.04%
Brookfield Asset Management Ltd., Class A	21,759	949,146
BRP, Inc.	2,791	202,095
Canadian National Railway Co.	30,421	3,519,627
Canadian Natural Resources Ltd.	109,519	3,886,222
Cenovus Energy, Inc.	58,217	1,172,389
CGI, Inc., Class A(a)	10,132	1,154,642
Gildan Activewear, Inc.	8,883	361,506
Imperial Oil Ltd.	7,428	531,835
Sun Life Financial, Inc.	26,812	1,330,265
Suncor Energy, Inc.	56,442	2,252,859
Thomson Reuters Corp.	10,721	1,736,454
Toromont Industries Ltd.	3,700	343,899
		17,440,939
China-0.98%
Budweiser Brewing Co. APAC Ltd.(b)(c)	148,521	180,803
Chow Tai Fook Jewellery Group Ltd.(b)	144,783	131,587
ENN Energy Holdings Ltd.	37,252	261,794
Prosus N.V.(a)	80,987	2,814,433
		3,388,617
Denmark-5.81%
A.P. Moller - Maersk A/S, Class B	242	401,117
DSV A/S(b)	7,599	1,392,876
Genmab A/S(a)	3,883	1,100,837
Novo Nordisk A/S, Class B	121,845	16,114,306
Novonesis (Novozymes) B, Class B	17,464	1,111,776
		20,120,912
Finland-1.15%
Elisa OYJ	8,221	382,704
Kone OYJ, Class B	33,757	1,722,682
Orion OYJ, Class B(b)	5,514	253,406
	Shares	Value
Finland-(continued)
Sampo OYJ	24,900	$ 1,090,436
Wartsila OYJ Abp	25,706	530,043
		3,979,271
France-10.13%
Airbus SE	29,147	4,414,336
Bureau Veritas S.A.(b)	14,338	449,940
Hermes International S.C.A.	1,878	4,111,110
L’Oreal S.A.	10,664	4,623,309
LVMH Moet Hennessy Louis Vuitton SE	12,536	8,858,084
Safran S.A.	21,346	4,691,309
TotalEnergies SE	117,097	7,916,887
		35,064,975
Germany-5.02%
Brenntag SE	7,238	515,518
Deutsche Boerse AG	10,814	2,216,328
Dr. Ing. h.c. F. Porsche AG, Preference Shares(c)	4,597	347,015
Hannover Rueck SE	2,955	734,490
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	6,991	3,446,598
SAP SE	47,942	10,117,261
		17,377,210
Hong Kong-1.05%
Cathay Pacific Airways Ltd.(b)	167,988	175,471
Futu Holdings Ltd., ADR(a)(b)	3,112	196,927
Hong Kong Exchanges & Clearing Ltd.	81,309	2,412,625
Techtronic Industries Co. Ltd.	65,664	841,394
		3,626,417
Israel-0.47%
Check Point Software Technologies Ltd.(a)	6,735	1,235,536
First International Bank of Israel Ltd. (The)	4,609	187,117
Plus500 Ltd.	6,290	189,538
		1,612,191
Italy-1.56%
Ferrari N.V.	8,143	3,351,912
FinecoBank Banca Fineco S.p.A.(b)	41,586	706,504
Moncler S.p.A.	10,559	629,338
Ryanair Holdings PLC, ADR(b)	7,164	725,713
		5,413,467
Japan-12.35%
ANA Holdings, Inc.	9,407	179,843
ASICS Corp.	43,970	723,287
Azbil Corp.	6,428	187,466
BayCurrent Consulting, Inc.	10,258	309,867
Capcom Co. Ltd.	16,688	355,144
Chugai Pharmaceutical Co. Ltd.	37,315	1,639,072
COMSYS Holdings Corp.	8,844	191,446
Daito Trust Construction Co. Ltd.	3,832	461,872
Disco Corp.	4,485	1,474,333
Fancl Corp.	14,421	278,241
GOLDWIN, Inc.(b)	3,199	198,072
Hirose Electric Co. Ltd.	1,517	190,810
Hitachi Ltd.	257,309	5,622,970
Hoya Corp.	17,916	2,255,277
Japan Exchange Group, Inc.	29,640	699,138
JGC Holdings Corp.	21,850	186,755
Kakaku.com, Inc.	14,071	194,895
Kansai Paint Co. Ltd.	10,133	166,616
Kobe Bussan Co. Ltd.	8,603	226,311
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Koei Tecmo Holdings Co. Ltd.(b)	20,295	$ 198,216
Lasertec Corp.	5,692	1,014,996
Marubeni Corp.	75,671	1,438,634
McDonald’s Holdings Co. (Japan) Ltd.(b)	4,420	182,429
MonotaRO Co. Ltd.(b)	16,081	226,049
Nintendo Co. Ltd.(b)	61,078	3,405,040
Nisshin Seifun Group, Inc.	15,207	188,597
Nomura Research Institute Ltd.	21,021	652,453
NS Solutions Corp.	10,668	244,259
OBIC Business Consultants Co. Ltd.	4,480	190,056
OBIC Co. Ltd.	3,425	519,008
Olympus Corp.	55,311	957,263
Otsuka Corp.	12,716	281,517
Rakus Co. Ltd.	15,418	212,938
Recruit Holdings Co. Ltd.	90,030	5,180,644
Sanrio Co. Ltd.	10,101	215,903
Santen Pharmaceutical Co. Ltd.	18,597	223,471
SCREEN Holdings Co. Ltd.	5,396	462,458
SG Holdings Co. Ltd.	30,049	304,265
SHIFT, Inc.(a)(b)	1,772	135,026
SHO-BOND Holdings Co. Ltd.	4,658	179,187
TBS Holdings, Inc.(b)	7,014	198,635
TechnoPro Holdings, Inc.	10,602	203,147
TIS, Inc.	10,769	231,184
Tokio Marine Holdings, Inc.	96,597	3,866,191
Tokyo Electron Ltd.	26,220	5,405,718
Trend Micro, Inc.	9,040	435,537
USS Co. Ltd.	25,673	231,374
ZOZO, Inc.	7,551	220,116
		42,745,726
Netherlands-6.39%
Adyen N.V.(a)(c)	1,886	2,307,376
ASML Holding N.V.	16,407	15,099,798
Koninklijke KPN N.V.(b)	169,200	665,720
Universal Music Group N.V.(b)	53,717	1,278,217
Wolters Kluwer N.V.	16,549	2,777,482
		22,128,593
Norway-0.82%
Equinor ASA	46,911	1,244,153
Gjensidige Forsikring ASA	10,539	177,923
Kongsberg Gruppen ASA	4,668	467,889
SalMar ASA	4,325	248,397
Telenor ASA	29,010	344,899
Var Energi ASA	52,396	166,851
Wallenius Wilhelmsen ASA	18,846	174,766
		2,824,878
Portugal-0.13%
Galp Energia SGPS S.A.	20,836	438,645
Singapore-0.62%
Hafnia Ltd.	22,123	174,807
Keppel Ltd.	97,009	481,564
Singapore Exchange Ltd.	64,704	476,476
Singapore Telecommunications Ltd.	359,547	827,904
Venture Corp. Ltd.	16,925	191,191
		2,151,942
South Korea-1.22%
BGF retail Co. Ltd.	2,080	156,217
Coupang, Inc.(a)(b)	64,811	1,344,828
DB Insurance Co. Ltd.	2,638	211,730
	Shares	Value
South Korea-(continued)
F&F Co. Ltd.	3,483	$ 145,721
Hanjin Kal Corp.	3,310	165,650
Hankook Tire & Technology Co. Ltd.	5,366	174,027
Hanmi Semiconductor Co. Ltd.	2,301	219,278
Hyundai Rotem Co. Ltd.	6,430	228,383
JYP Entertainment Corp.	4,163	174,473
Kia Corp.	13,619	1,108,909
Pearl Abyss Corp.(a)	6,001	184,814
Posco DX Co. Ltd.	5,878	123,388
		4,237,418
Spain-1.58%
Amadeus IT Group S.A.	29,320	1,927,110
Industria de Diseno Textil S.A.	68,479	3,324,178
Puig Brands S.A., Class B(a)	8,276	231,051
		5,482,339
Sweden-3.57%
AAK AB	9,302	267,319
Alfa Laval AB	14,477	638,914
Atlas Copco AB, Class A	142,159	2,528,132
Axfood AB(b)	6,924	171,588
Essity AB, Class B	36,550	1,027,517
Evolution AB(c)	12,373	1,197,748
Fortnox AB(b)	27,484	169,352
Hexpol AB	14,308	159,799
Industrivarden AB, Class C(b)	9,362	316,999
Investor AB, Class B	105,892	3,001,604
SSAB AB, Class B(b)	36,072	182,420
Tele2 AB, Class B(b)	24,393	250,813
Trelleborg AB, Class B	12,911	479,211
Volvo AB, Class B	77,081	1,965,574
		12,356,990
Switzerland-15.60%
ABB Ltd.	96,726	5,360,175
Chocoladefabriken Lindt & Spruengli AG, PC	43	537,836
EMS-Chemie Holding AG(b)	469	390,811
Geberit AG	2,560	1,629,792
Givaudan S.A.	427	2,089,280
Kuehne + Nagel International AG, Class R(a)(b)	3,333	1,031,801
Nestle S.A.	164,556	16,664,041
Novartis AG	165,041	18,483,092
Partners Group Holding AG	2,024	2,723,576
Schindler Holding AG, PC	2,354	628,447
Sonova Holding AG, Class A	2,502	765,451
Zurich Insurance Group AG	6,751	3,705,860
		54,010,162
United Kingdom-15.15%
3i Group PLC	53,844	2,163,325
Admiral Group PLC	18,906	668,777
AstraZeneca PLC	74,503	11,835,617
Auto Trader Group PLC(c)	43,273	453,327
B&M European Value Retail S.A.	67,286	404,558
BAE Systems PLC	171,833	2,862,623
Burberry Group PLC	22,182	220,811
Centrica PLC	401,044	682,794
Compass Group PLC	102,199	3,145,221
Diageo PLC	131,143	4,074,728
Imperial Brands PLC	53,702	1,478,880
Intertek Group PLC	9,003	583,978
National Grid PLC	222,898	2,822,934
Next PLC	7,787	907,583

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Reckitt Benckiser Group PLC	41,792	$ 2,242,742
RELX PLC	131,735	6,214,981
Rightmove PLC	64,149	474,767
Sage Group PLC (The)	55,607	775,670
Smiths Group PLC	15,834	363,237
Unilever PLC	160,334	9,835,753
Wise PLC, Class A(a)	24,135	222,117
		52,434,423
United States-6.69%
Flex Ltd.(a)	19,687	632,937
GSK PLC	242,717	4,713,784
Holcim AG(a)	22,906	2,140,062
Oracle Corp.	2,583	209,956
Roche Holding AG	42,525	13,807,038
Stellantis N.V.	99,339	1,655,850
		23,159,627
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $305,418,661)		346,654,669
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.83%
Invesco Private Government Fund, 5.30%(d)(e)(f)	2,715,168	$ 2,715,168
Invesco Private Prime Fund, 5.48%(d)(e)(f)	7,088,162	7,090,288
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,805,452)		9,805,456
TOTAL INVESTMENTS IN SECURITIES-102.98% (Cost $315,224,113)		356,460,125
OTHER ASSETS LESS LIABILITIES-(2.98)%		(10,327,958)
NET ASSETS-100.00%		$346,132,167

Investment Abbreviations:
ADR-American Depositary Receipt
CDI-CREST Depository Interest
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $4,486,269, which represented 1.30% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,520,137	$(5,520,137)	$-	$-	$-	$2,421
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,488,540	27,391,757	(26,165,129)	-	-	2,715,168	102,985*
Invesco Private Prime Fund	3,828,581	60,286,036	(57,024,149)	(53)	(127)	7,090,288	268,992*
Total	$5,317,121	$93,197,930	$(88,709,415)	$(53)	$(127)	$9,805,456	$374,398

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$606,071,322	$-	$-	$606,071,322
Money Market Funds	-	69,738,984	-	69,738,984
Total Investments	$606,071,322	$69,738,984	$-	$675,810,306
Invesco Dorsey Wright Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$130,573,838	$-	$-	$130,573,838
Money Market Funds	-	6,264,458	-	6,264,458
Total Investments	$130,573,838	$6,264,458	$-	$136,838,296
Invesco Dorsey Wright Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$126,506,112	$4,544	$-	$126,510,656
Money Market Funds	-	1,427,269	-	1,427,269
Total Investments	$126,506,112	$1,431,813	$-	$127,937,925
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,702,786,204	$-	$0	$1,702,786,204
Money Market Funds	-	132,423,737	-	132,423,737
Total Investments	$1,702,786,204	$132,423,737	$0	$1,835,209,941
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$507,577,826	$0	$-	$507,577,826
Money Market Funds	-	88,199,867	-	88,199,867
Total Investments	$507,577,826	$88,199,867	$-	$595,777,693

	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,190,153,441	$-	$0	$1,190,153,441
Money Market Funds	-	24,493,076	-	24,493,076
Total Investments	$1,190,153,441	$24,493,076	$0	$1,214,646,517
Invesco Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$110,280,637	$-	$-	$110,280,637
Money Market Funds	-	35,289,223	-	35,289,223
Total Investments	$110,280,637	$35,289,223	$-	$145,569,860
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$282,067,590	$-	$-	$282,067,590
Money Market Funds	120,274	16,972,310	-	17,092,584
Total Investments	$282,187,864	$16,972,310	$-	$299,160,174
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$97,467,941	$177,319	$-	$97,645,260
Money Market Funds	-	4,905,121	-	4,905,121
Total Investments	$97,467,941	$5,082,440	$-	$102,550,381
Invesco MSCI Global Climate 500 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,641,066,397	$-	$-	$1,641,066,397
Money Market Funds	-	8,148,761	-	8,148,761
Total Investments	$1,641,066,397	$8,148,761	$-	$1,649,215,158
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$53,864,602	$19,365	$0	$53,883,967
Exchange-Traded Funds	601,106	-	-	601,106
Money Market Funds	-	10,211,629	-	10,211,629
Total Investments	$54,465,708	$10,230,994	$0	$64,696,702
Invesco MSCI Green Building ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,971,956	$-	$-	$5,971,956
Money Market Funds	-	775,291	-	775,291
Total Investments	$5,971,956	$775,291	$-	$6,747,247
Invesco S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,006,414,340	$-	$-	$1,006,414,340
Money Market Funds	-	50,700,613	-	50,700,613
Total Investments	$1,006,414,340	$50,700,613	$-	$1,057,114,953
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$346,654,669	$-	$-	$346,654,669
Money Market Funds	-	9,805,456	-	9,805,456
Total Investments	$346,654,669	$9,805,456	$-	$356,460,125